                                                                               .
                                                                               .
                                                                               .

------------------------------------------------------------

              ML OF NEW YORK VARIABLE ANNUITY
        SEPARATE ACCOUNT A (THE "SEPARATE ACCOUNT")
            FLEXIBLE PREMIUM INDIVIDUAL DEFERRED
         VARIABLE ANNUITY CONTRACT (THE "CONTRACT")
                         issued by
           ML LIFE INSURANCE COMPANY OF NEW YORK                               PROSPECTUS
            HOME OFFICE: 222 Broadway, 2nd Floor                               MAY 1, 2006
                  New York, New York 10038                               MERRILL LYNCH INVESTOR
               SERVICE CENTER: P.O. Box 44222                              CHOICE ANNUITY(SM)
              Jacksonville, Florida 32231-4222                              (INVESTOR SERIES)
                 4804 Deer Lake Drive East
                Jacksonville, Florida 32246
                   Phone: (800) 333-6524
                      offered through
     MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
------------------------------------------------------------

This Prospectus describes a flexible premium individual deferred variable annuity contract issued by ML Life Insurance Company of New York ("we" or "us"). The Contract allows the owner (or "you") to accumulate an account value, and later apply the annuity value to receive fixed annuity payments. This Prospectus provides basic information that you should know before investing. Please read it carefully and keep it for future reference.

The account value you accumulate under the Contract will fluctuate daily, based on the investment performance of the Separate Account's subaccounts in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform. INVESTING IN THIS CONTRACT INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF SOME OR ALL OF YOUR INVESTMENT.

REPLACING YOUR EXISTING ANNUITY OR LIFE INSURANCE POLICY WITH THIS CONTRACT MAY NOT BE TO YOUR ADVANTAGE.

When you purchase your Contract, you must select one of four Classes of the Contract, each of which has a different surrender charge and asset-based insurance charge. The four available Classes of the Contract are:

P B Class                       P L Class
P C Class                       P XC Class

If you select the XC Class, we will add a bonus amount to your account value each time you make a premium payment. In certain circumstances, we may take back all or a portion of the bonus amount. The overall expenses for the XC Class will be higher than the expenses for a similar Contract that does not pay a bonus amount. Selecting the XC Class may be beneficial to you only if you own the Contract for a sufficient length of time, and the investment performance of the Separate Account's subaccounts in which you invest is sufficient to compensate for its higher expenses. Over time, the value of the bonus amount(s) could be more than offset by higher expenses.

We put your premium payments as you direct into one or more subaccounts of the Separate Account. In turn, we invest each subaccount's assets in the following corresponding portfolios ("Funds"):

[ ]  FAM VARIABLE SERIES FUNDS, INC.
       Mercury Basic Value V.I. Fund
       Mercury Core Bond V.I. Fund
       Mercury Domestic Money Market V.I. Fund
       Mercury Fundamental Growth V.I. Fund
       Mercury Global Allocation V.I. Fund
       Mercury Government Bond V.I. Fund
       Mercury High Current Income V.I. Fund
       Mercury Index 500 V.I. Fund
       Mercury International Value V.I. Fund
       Mercury Large Cap Core V.I. Fund
       Mercury Large Cap Growth V.I. Fund
       Mercury Large Cap Value V.I. Fund
       Mercury Value Opportunities V.I. Fund

[ ]  FAM SERIES FUND, INC.
       Mercury Equity Dividend Portfolio
       Mercury Global SmallCap Portfolio
       Mercury International Index Portfolio
       Mercury Low Duration Portfolio
       Mercury Mid Cap Value Opportunities Portfolio
       Mercury Small Cap Index Portfolio

[ ]  MLIG VARIABLE INSURANCE TRUST
       Roszel/Allianz CCM Capital Appreciation Portfolio
       Roszel/Allianz NFJ Small Cap Value Portfolio
       Roszel/Delaware Trend Portfolio
       Roszel/JPMorgan Multi-Cap Market Neutral Portfolio*
       Roszel/JPMorgan Small Cap Growth Portfolio
       Roszel/Lord Abbett Affiliated Portfolio
       Roszel/Lord Abbett Bond Debenture Portfolio
       Roszel/Lord Abbett Mid Cap Value Portfolio
       Roszel/Marsico Large Cap Growth Portfolio
       Roszel/Seligman Mid Cap Growth Portfolio

[ ]  AIM VARIABLE INSURANCE FUNDS
       AIM V.I. Basic Value Fund
       AIM V.I. Mid Cap Core Equity Fund

[ ]  ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
       AllianceBernstein VPS Small/Mid Cap Value Portfolio
       AllianceBernstein VPS Value Portfolio

[ ]  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
       VP Ultra(R) Fund

[ ]  AMERICAN FUNDS INSURANCE SERIES
       Asset Allocation Fund
       Bond Fund
       Growth Fund
       Growth-Income Fund
       International Fund

[ ]  COHEN & STEERS VIF REALTY FUND, INC.

[ ]  DAVIS VARIABLE ACCOUNT FUND, INC.
       Davis Value Portfolio

[ ]  DREYFUS VARIABLE INVESTMENT FUND
       Dreyfus VIF Appreciation Portfolio

[ ]  EATON VANCE VT FLOATING-RATE INCOME FUND

[ ]  FEDERATED INSURANCE SERIES
       Federated Capital Appreciation Fund II
       Federated Kaufmann Fund II

[ ]  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
       Templeton Foreign Securities Fund
       Templeton Growth Securities Fund

[ ]  OPPENHEIMER VARIABLE ACCOUNT FUNDS
       Oppenheimer Capital Appreciation Fund/VA
       Oppenheimer Main Street Fund(R)/VA
       Oppenheimer Main Street Small Cap Fund(R)/VA

[ ]  PIMCO VARIABLE INSURANCE TRUST
       CommodityRealReturn Strategy Portfolio
       Real Return Portfolio
       Total Return Portfolio

[ ]  PIONEER VARIABLE CONTRACTS TRUST
       Pioneer Emerging Markets VCT Portfolio
       Pioneer Fund VCT Portfolio
       Pioneer High Yield VCT Portfolio
       Pioneer Small Cap Value VCT Portfolio

[ ]  PREMIER VIT
       OpCap Renaissance Portfolio

[ ]  VAN KAMPEN LIFE INVESTMENT TRUST
       Comstock Portfolio

[ ]  WANGER ADVISORS TRUST
       U.S. Smaller Companies

PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT. The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

THIS CONTRACT IS NOT AVAILABLE TO BE PURCHASED AS A
QUALIFIED CONTRACT OR THROUGH A TAX-DEFERRED PLAN.

-------------------------------

*The Roszel/JPMorgan Multi-Cap Market Neutral Portfolio will become available on or about June 30, 2006.

Please read the current prospectus for each of the Funds available through this Contract carefully before investing and retain them for future reference.

To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2006 (known as the "SAI"). For a free copy of the SAI, simply call or write us at the phone number or address noted above. We have filed the SAI with the U.S. Securities and Exchange Commission ("SEC") and have incorporated it by reference into this Prospectus. (It is legally a part of this Prospectus.) The SAI's table of contents appears at the end of this Prospectus.

The SEC maintains a web site that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

Although this Prospectus is primarily designed for potential purchasers of the Contract, you may have previously purchased a Contract and are receiving this Prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features and charges of the Contract may vary over time and generally you may not change your Contract or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor and/or refer to your contract for any Contract variations.

-------------------------------------------------------------------
  NOT FDIC INSURED         MAY LOSE VALUE       NO BANK GUARANTEE
-------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEFINITIONS.................................................     1

FEE TABLE...................................................     2
  Examples..................................................     8

CAPSULE SUMMARY OF THE CONTRACT.............................    10
  Your Contract in General..................................    10
     Tax-Deferred Accumulation..............................    10
     Accumulation and Annuity Periods.......................    11
     Death Benefit..........................................    11
     Retirement Savings Vehicle.............................    11
     The Separate Account...................................    11
     Tax-Deferred Plans.....................................    11
     Controlling Documents..................................    11
     Other Contracts We Issue...............................    11

  The Classes...............................................    11

  Premiums..................................................    12
     Premium Flexibility....................................    12
     Maximum Premium........................................    12
     Right to Refuse Premiums...............................    12
     Automatic Investment Feature...........................    12
     Premium Allocation.....................................    12
     Maximum Number of Subaccounts..........................    12
     Funds Available for Investment.........................    12

  Transfers Among Subaccounts...............................    12
     Limitation on Transfers................................    12
     Minimum Amounts........................................    13
     Transfer Programs......................................    13

  Partial Withdrawals, Guaranteed Lifetime Amount, and
     Surrender..............................................    13
     Partial Withdrawals....................................    13
     Systematic Withdrawal Program..........................    13
     Guaranteed Lifetime Amount.............................    13
     Surrender..............................................    13
     Surrender Charge.......................................    13
     Tax Consequences.......................................    14

  Death Benefits............................................    14
     Standard Death Benefit.................................    14
     GMDB Options...........................................    14

  Annuity Payments..........................................    14

  Fees and Charges..........................................    14
     Asset-Based Insurance Charge...........................    14
     Surrender Charge.......................................    15
     Contract Fee...........................................    15
     Transfer Fee...........................................    15
     Guaranteed Minimum Death Benefit Charge................    15
     Guaranteed Minimum Income Benefit Charge...............    15
     Guaranteed Minimum Withdrawal Benefit Charge...........    15
     Premium Taxes..........................................    15
     Redemption Fee.........................................    15
     Fund Expenses..........................................    15
     Current/Maximum Fees and Charges.......................    16

  Ten Day Right to Review ("Free Look").....................    16


  Replacement of Contracts..................................    16

ML LIFE INSURANCE COMPANY OF NEW YORK AND THE SEPARATE
  ACCOUNT...................................................    16
  ML Life Insurance Company of New York.....................    16

  The Separate Account......................................    16

  Segregation of Separate Account Assets....................    17

  Number of Subaccounts; Subaccount Investments.............    17

INVESTMENTS OF THE SEPARATE ACCOUNT.........................    17
  General Information and Investment Risks..................    17

  The Funds.................................................    18
     FAM Variable Series Funds, Inc. .......................    18
     FAM Series Fund, Inc...................................    19
     MLIG Variable Insurance Trust..........................    20
     AIM Variable Insurance Funds...........................    21
     AllianceBernstein Variable Products Series Fund,
      Inc. .................................................    21
     American Century Variable Portfolios, Inc. ............    21
     American Funds Insurance Series........................    21
     Cohen & Steers VIF Realty Fund, Inc. ..................    22
     Davis Variable Account Fund, Inc. .....................    22
     Dreyfus Variable Investment Fund.......................    22
     Eaton Vance Variable Trust.............................    22
     Federated Insurance Series.............................    22
     Franklin Templeton Variable Insurance Products Trust...    23
     Oppenheimer Variable Account Funds.....................    23
     PIMCO Variable Insurance Trust.........................    23
     Pioneer Variable Contracts Trust.......................    23
     Premier VIT............................................    24
     Van Kampen Life Investment Trust.......................    24
     Wanger Advisors Trust..................................    24

  Certain Payments We Receive With Regard to the Funds......    24

  Selection of Underlying Funds.............................    25

  Other Share Classes and Portfolios........................    26

  Purchases and Redemptions of Fund Shares; Reinvestment....    26

  Substitution of Investments...............................    26

FEATURES AND BENEFITS OF THE CONTRACT.......................    26
  Ownership of the Contract.................................    26

  Issuing the Contract......................................    27
     Issue Age..............................................    27
     Information We Need To Issue The Contract..............    28

  Ten Day Right to Review ("Free Look").....................    28

  Classes...................................................    28

  Bonus Payment and Recapture...............................    29

  Premiums..................................................    31
     Minimum and Maximum Premiums...........................    31
     How to Make Payments...................................    31
     Automatic Investment Feature...........................    31
     Premium Investments....................................    31

  Accumulation Units........................................    32

  How Are My Contract Transactions Priced?..................    32


  How Do We Determine The Number of Units?..................    32

  Transfers Among Subaccounts...............................    33
     General................................................    33
     Disruptive Trading.....................................    33

  Dollar Cost Averaging Program.............................    35
     What Is It?............................................    35
     Participating in the DCA Program.......................    35
     Minimum Amounts........................................    35
     When Do We Make DCA Transfers?.........................    35

  Asset Allocation Program..................................    36
     General................................................    36
     Asset Allocation Models................................    36
     Changes to the Composition of the Asset Allocation
      Models................................................    36
     Initial Allocation to the Selected Asset Allocation
      Model.................................................    37
     Quarterly Rebalancing..................................    37
     Allocation of Future Premiums..........................    37
     Other Information......................................    37

  Rebalancing Program.......................................    38

  Partial Withdrawals.......................................    38
     When and How Partial Withdrawals are Made..............    38
     Minimum Amounts........................................    39
     Systematic Withdrawal Program..........................    39

  Surrenders................................................    40

  Death of Annuitant Prior to Annuity Date..................    40

  Death Benefit.............................................    41
     Standard Death Benefit.................................    41
     GMDB Options...........................................    41
       GMDB Base - Return of Premium........................    41
       GMDB Base - Maximum Anniversary Value................    42
     Change of Owner........................................    42
     GMDB Limitation........................................    42
     GMDB Charge............................................    42

  Payment of Death Benefit..................................    42

  Spousal Beneficiary Continuation Option...................    43

  Payments to Contract Owners...............................    44

  Contract Changes..........................................    44

  Annuity Payments..........................................    45
     Evidence of Survival...................................    45
     Gender-Based Annuity Purchase Rates....................    45
     Misstatement of Age or Sex.............................    45

  Annuity Options...........................................    46
     Death of Owner During Annuity Period...................    46
     Death of Annuitant During the Annuity Period...........    46

  How We Determine Present Value of Future Guaranteed
     Annuity Payments.......................................    46

  Guaranteed Minimum Income Benefit.........................    47
     General................................................    47
       Important Information about the GMIB Rider...........    48
     How We Determine the Amount of Your Minimum Guaranteed
      Income................................................    48
     GMIB Base..............................................    48
     GMIB MAV Base..........................................    48


     GMIB Roll-Up Base......................................    49
     GMIB Limitations.......................................    50
     Allocation Guidelines and Restrictions.................    50
     Conditions for Electing to Receive Income Payments.....    50
     Available Annuity Options..............................    51
     Change of Annuitant....................................    51
     GMIB Charge............................................    51

  Guaranteed Minimum Withdrawal Benefit.....................    51
     General................................................    51
     What is the GMWB?......................................    51
       Important Information About the GMWB Rider...........    52
     How Do I Elect the GMWB Rider?.........................    52
     When May I Take Withdrawals?...........................    52
     What is the Guaranteed Lifetime Amount?................    53
     What if I Withdraw Less Than the Guaranteed Lifetime
      Amount Each Year?.....................................    53
     What If I Withdraw More Than the Guaranteed Lifetime
      Amount in a Contract Year?............................    54
     What is the GMWB Base?.................................    54
     When and How is the GMWB Base Calculated?..............    55
       Adjusted Excess Withdrawal...........................    55
     Automatic Step-Up......................................    55
     Are Surrender Charges Applicable to Excess
      Withdrawals?..........................................    55
     Is a Minimum Surrender Value Required After a Partial
      Withdrawal?...........................................    56
     May I Cancel the GMWB Rider?...........................    56
     When Will the GMWB Rider Terminate?....................    56
     What if My Account Value Reaches Zero?.................    56
       How GMWB Settlement Works............................    56
     Allocation Guidelines and Restrictions.................    57
     Rebalancing Program....................................    57
     Asset Allocation Program...............................    58
     Change of Owner........................................    58
     Spousal Continuation...................................    58
     Benefit Available on Maturity Date.....................    58
     GMWB Charge............................................    59

  Inactive Contract.........................................    59

CHARGES, DEDUCTIONS, AND CREDITS............................    59
  Asset-Based Insurance Charge..............................    59

  Surrender Charge..........................................    60
     When Imposed...........................................    60

  How The Surrender Charge Works............................    61
     How Deducted...........................................    61

  Pro Rata Deductions.......................................    61

  Contract Fee..............................................    61

  Transfer Fee..............................................    62

  GMDB Charge...............................................    62

  GMIB Charge...............................................    62

  GMWB Charge...............................................    63

  Other Charges.............................................    63
     Redemption Fee.........................................    63
     Tax Charges............................................    63
     Fund Expenses..........................................    63
     Changes in Contract Charges or Fees....................    63
     Premium Taxes..........................................    63


  Contract Credits..........................................    64

FEDERAL INCOME TAXES........................................    64
  Tax Status of the Contract................................    64
     Diversification Requirements...........................    64
     Owner Control..........................................    64
     Required Distributions.................................    64

  Taxation of Annuities.....................................    65
     In General.............................................    65
     Annuity Payments.......................................    65
     Withdrawals and Surrenders.............................    65
     Taxation of Death Benefit Proceeds.....................    65

  Penalty Tax on Some Withdrawals...........................    65

  Transfers, Assignments, or Exchanges of a Contract........    66

  Withholding...............................................    66

  Multiple Contracts........................................    66

  Federal Estate Taxes......................................    66

  Generation-Skipping Transfer Tax..........................    66

  Annuity Purchases by Nonresident Aliens and Foreign
     Corporations...........................................    66

  Optional Benefit Riders...................................    67

  Possible Changes In Taxation..............................    67

  Possible Charge For Our Taxes.............................    67

  Foreign Tax Credits.......................................    67

PERFORMANCE INFORMATION.....................................    67

OTHER INFORMATION...........................................    69
  Notices and Elections.....................................    69

  Voting Rights.............................................    69

  Reports to Contract Owners................................    70

  Material Conflicts........................................    70

  Changes to the Separate Account...........................    70

  Selling the Contract......................................    70

  State Regulation..........................................    71

  Legal Proceedings.........................................    71

  Experts...................................................    71

  Legal Matters.............................................    72

  Registration Statements...................................    72

ACCUMULATION UNIT VALUES....................................    73

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................    83

APPENDIX A Example of Bonus Payment and Recapture...........    84

APPENDIX B Example of Maximum Anniversary Value GMDB........    85


APPENDIX C Example of GMIB..................................    86

APPENDIX D Example of GMWB..................................    87

APPENDIX E GMIB and GMWB Investment Categories..............    88

APPENDIX F GMWB Tax Examples................................    89

DEFINITIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

- ACCOUNT VALUE: The sum of the values of your interests in the subaccounts of the Separate Account as of the end of a valuation period.

- ACCUMULATION UNIT: A unit of measure used to determine the value of your interest in a subaccount during the accumulation period. There will be Class-distinct accumulation units for each subaccount.

- ACCUMULATION UNIT VALUE: The value of an accumulation unit during a valuation period. Class-distinct accumulation unit values are determined for each subaccount as of the close of trading (generally 4:00 p.m. (ET)) on each day the New York Stock Exchange is open.

- ANNUITANT: Any natural person(s) on whose life annuity payments are based. During the accumulation period, all references to the annuitant shall include any joint annuitants.

- ANNUITY DATE: The date on which you choose to begin receiving annuity payments.

- ANNUITY VALUE: The amount which will be applied to an annuity option on the annuity date. It is the account value on the annuity date reduced by any charges for premium taxes and any other charges deducted on the annuity date.

- BENEFICIARY(IES): The person(s) or entity(ies) designated by you to receive payment of the death benefit provided under the Contract.

-  CONTRACT ANNIVERSARY: An anniversary of the contract date.

- CONTRACT DATE: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

- CONTRACT VALUE: The total value of your interest in the Contract as of the end of the valuation period. It equals the account value less bonus amounts subject to recapture (for XC Class Contracts), less uncollected charges.

- CONTRACT YEAR: A one year period starting on the contract date and on each contract anniversary thereafter.

- INDIVIDUAL RETIREMENT ACCOUNT OR ANNUITY ("IRA"): A retirement arrangement meeting the requirements of Section 408 or 408A of the Internal Revenue Code ("IRC").

-  MATURITY DATE: The latest possible annuity date.

- MONTHAVERSARY: The contract date and the same calendar day of each successive month during the accumulation period. If the contract date falls on the 29(th), 30(th), or 31(st) and there is no corresponding date in a subsequent month, the monthaversary will be the last day of that month.

- NET INVESTMENT FACTOR: An index used to measure the investment performance of a subaccount from one valuation period to the next valuation period. There will be a Class-distinct net investment factor for each subaccount.

- NONQUALIFIED CONTRACT: A Contract issued in connection with a retirement arrangement other than a qualified contract or arrangement described in the IRC.

- QUALIFIED CONTRACT: A Contract issued in connection with a retirement arrangement described under Section 401(a), 403(b), 408, or 408A of the IRC.

- QUARTERVERSARY: The same calendar day of each successive three month period during the accumulation period, beginning with the contract date. If the contract date falls on the 29(th), 30(th), or 31(st) and there is no corresponding date in a subsequent third month, the quarterversary will be the last day of that third month.

- SURRENDER VALUE: The amount available upon surrender of the Contract. It is equal to the account value reduced by any charges which apply upon surrender, including the surrender charge, and any bonus amounts which are recaptured upon surrender, and increased by any credits, which are added upon surrender.

- TAX SHELTERED ANNUITY: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

- VALUATION PERIOD: The interval from one determination of the accumulation unit value for a subaccount to the next such determination.

FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer account value between the subaccounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

                Sales Load Imposed on Premiums                     None
         Surrender Charge
                                         AS A % OF PREMIUM WITHDRAWN
   COMPLETE YEARS ELAPSED SINCE
     PAYMENT OF EACH PREMIUM
                                    B CLASS   L CLASS   C CLASS  XC CLASS
             0 years                  7.0%      6.0%     2.0%      8.0%
              1 year                  6.0%      5.0%     0.0%      8.0%
             2 years                  5.0%      4.0%     0.0%      7.0%
             3 years                  4.0%      3.0%     0.0%      7.0%
             4 years                  3.0%      0.0%     0.0%      6.0%
             5 years                  2.0%      0.0%     0.0%      6.0%
             6 years                  1.0%      0.0%     0.0%      5.0%
             7 years                  0.0%      0.0%     0.0%      4.0%
             8 years                  0.0%      0.0%     0.0%      3.0%
             9 years                  0.0%      0.0%     0.0%      0.0%
                                                                 MAXIMUM
                                                        CURRENT  --------
                                                        -------
         Transfer Fee(1)                                  $25      $30

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you will pay if you add optional riders to your Contract.

-------------------------------

(1) There is no charge for the first 12 transfers in a contract year.

PERIODIC CHARGES OTHER THAN FUND EXPENSES

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS IN THE
SUBACCOUNTS)(2)                                     B CLASS   L CLASS   C CLASS   XC CLASS
     Maximum Asset-Based Insurance Charge            2.00%     2.00%     2.00%      2.00%
     Current Asset-Based Insurance Charge for all
     subaccounts other than those noted below        1.25%     1.45%     1.60%      1.65%
     Current Asset-Based Insurance Charge for the
     Pioneer High Yield VCT and Pioneer Small Cap
     Value VCT Subaccounts                           1.20%     1.40%     1.55%      1.60%
     Current Asset-Based Insurance Charge for the
     Cohen & Steers VIF Realty, Dreyfus VIF
     Appreciation, Eaton Vance VT Floating-Rate
     Income, Templeton Foreign Securities,
     Templeton Growth Securities, Oppenheimer
     Capital Appreciation, Oppenheimer Main
     Street, Oppenheimer Main Street Small Cap,
     Pioneer Fund VCT, and Pioneer Emerging
     Markets VCT Subaccounts                         1.15%     1.35%     1.50%      1.55%
     Current Asset-Based Insurance Charge for the
     American Funds Asset Allocation, Bond,
     Growth, Growth-Income, and International
     Subaccounts                                     1.40%     1.60%     1.75%      1.80%

                                                                  CURRENT            MAXIMUM
OTHER CHARGES
     Annual Contract Fee(3)                                          $50                $75
ANNUAL CHARGE FOR OPTIONAL RIDERS(4)
     Return of Premium GMDB(5)                                      0.15%              0.40%
     Maximum Anniversary Value GMDB(5)                              0.25%              0.65%
     GMIB(6)                                                        0.50%              0.90%
     GMWB(7)                                                        0.75%              1.50%

-------------------------------

(2) To the extent that a Fund, its investment adviser, or its affiliate pays us or our affiliates compensation that is more or less than 0.35% of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue, we may adjust the current asset-based insurance charge for that subaccount. If we adjust this charge, for each 0.05% that the compensation we or our affiliates receive exceeds 0.35%, we reduce the asset-based insurance charge for that subaccount by 0.05%. Similarly, for each 0.05% that the compensation we or our affiliates receive is less than 0.35% of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue, we increase the asset-based insurance charge by 0.05%.

(3) The contract fee will be assessed annually on each contract anniversary and upon surrender or annuitization only if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

(4) Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We won't deduct these charges after the annuity date.

(5) The GMDB Base is generally the minimum value that would be paid under the applicable GMDB. For more information, see "Death Benefit."

(6) The GMIB Base is the amount used to calculate the monthly income payable under the GMIB. For more information, see "Guaranteed Minimum Income Benefit."

(7) The GMWB Base is the amount used to calculate the Guaranteed Lifetime Amount under the GMWB. The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. For more information, see "Guaranteed Minimum Withdrawal Benefit."

The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the fiscal year ended December 31, 2005 before and after any contractual waivers and expense reimbursements. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

RANGE OF EXPENSES FOR THE FUNDS(8)                              MINIMUM        MAXIMUM
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, shareholder service fees, and other
  expenses)(9)                                                   0.39%           8.05%
NET ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, shareholder service fees, and other
  expenses - after any contractual waivers or reimbursements
  of fees and expenses)(10,11)                                   0.39%           4.41%

-------------------------------

 (8) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2005 or estimated for the current year. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.

 (9) The maximum expenses shown are for the Cohen & Steers VIF Realty Fund, Inc. Through December 31, 2006, the Fund's advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's operating expenses at 1.50% of the Fund's net assets.

(10) The maximum expenses shown are for the Mercury Global SmallCap Portfolio of the FAM Series Fund, Inc. Although not contractually obligated to do so, the Fund's investment adviser has agreed to voluntarily waive fees and/or reimburse expenses so that the Total Annual Operating Expenses for the Mercury Global SmallCap Portfolio does not exceed 1.17%. The Fund's investment adviser may discontinue or reduce this waiver at any time without notice. After taking into account this waiver and/or reimbursement, the Net Expenses for the Mercury Global SmallCap Portfolio were 1.17% for the fiscal year ended December 31, 2005.

(11) The range of Net Annual Fund Operating Expenses takes into account contractual arrangements for certain Funds that require the investment adviser to reimburse or waive fund expenses above a specified threshold until at least April 30, 2007. For more information about these arrangements, consult the prospectuses for the Funds.

The following table lists the annual expenses for each Fund after contractual waivers and reimbursements for the most recently ended fiscal year, as a percentage of each Fund's average net assets.

                                                   FAM VARIABLE SERIES FUNDS, INC.
                                    --------------------------------------------------------------
                                                               MERCURY
                                                              DOMESTIC      MERCURY      MERCURY
                                      MERCURY      MERCURY      MONEY     FUNDAMENTAL     GLOBAL
                                    BASIC VALUE   CORE BOND    MARKET     GROWTH V.I.   ALLOCATION
                                     V.I. FUND    V.I. FUND   V.I. FUND      FUND       V.I. FUND
                                     (CLASS I     (CLASS I    (CLASS I     (CLASS I      (CLASS I
ANNUAL EXPENSES                       SHARES)      SHARES)     SHARES)      SHARES)      SHARES)
---------------                     -----------   ---------   ---------   -----------   ----------
Investment Advisory Fees..........     0.60%        0.44%       0.50%        0.65%         0.65%
12b-1 Fees........................       --           --          --           --            --
Other Expenses....................     0.07%        0.09%       0.09%        0.11%         0.12%
                                       ----         ----        ----         ----          ----
Total Annual Operating Expenses...     0.67%        0.53%       0.59%        0.76%         0.77%
Expense Reimbursements............       --           --          --           --            --
                                       ----         ----        ----         ----          ----
Net Expenses......................     0.67%        0.53%       0.59%        0.76%         0.77%

                                      FAM VARIABLE SERIES FUNDS, INC.
                                    ------------------------------------
                                                   MERCURY
                                     MERCURY        HIGH        MERCURY
                                    GOVERNMENT     CURRENT       INDEX
                                    BOND V.I.    INCOME V.I.   500 V.I.
                                       FUND         FUND         FUND
                                     (CLASS I     (CLASS I     (CLASS I
ANNUAL EXPENSES                      SHARES)       SHARES)      SHARES)
---------------                     ----------   -----------   ---------
Investment Advisory Fees..........     0.50%        0.49%        0.30%
12b-1 Fees........................       --           --           --
Other Expenses....................     0.09%        0.10%        0.09%
                                       ----         ----         ----
Total Annual Operating Expenses...     0.59%        0.59%        0.39%
Expense Reimbursements............       --           --           --
                                       ----         ----         ----
Net Expenses......................     0.59%        0.59%        0.39%

                                                            FAM VARIABLE SERIES FUNDS, INC.
                                    --------------------------------------------------------------------------------
                                        MERCURY        MERCURY LARGE   MERCURY LARGE   MERCURY LARGE   MERCURY VALUE
                                     INTERNATIONAL       CAP CORE       CAP GROWTH       CAP VALUE     OPPORTUNITIES
                                    VALUE V.I. FUND      V.I. FUND       V.I. FUND       V.I. FUND       V.I. FUND
                                        (CLASS I         (CLASS I        (CLASS I        (CLASS I        (CLASS I
ANNUAL EXPENSES                        SHARES)(1)         SHARES)       SHARES)(1)        SHARES)         SHARES)
---------------                     ----------------   -------------   -------------   -------------   -------------
Investment Advisory Fees..........        0.75%            0.46%           0.65%           0.75%           0.75%
12b-1 Fees........................          --               --              --              --              --
Other Expenses....................        0.13%            0.08%           0.12%           0.10%           0.09%
                                          ----             ----            ----            ----            ----
Total Annual Operating Expenses...        0.88%            0.54%           0.77%           0.85%           0.84%
Expense Reimbursements............          --               --              --              --              --
                                          ----             ----            ----            ----            ----
Net Expenses......................        0.88%            0.54%           0.77%           0.85%           0.84%

                                                                FAM SERIES FUND, INC.
                                    -----------------------------------------------------------------------------
                                     MERCURY     MERCURY       MERCURY       MERCURY     MERCURY MID     MERCURY
                                     EQUITY      GLOBAL     INTERNATIONAL      LOW        CAP VALUE     SMALL CAP
                                    DIVIDEND    SMALLCAP        INDEX       DURATION    OPPORTUNITIES     INDEX
                                    PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                    (CLASS I    (CLASS I      (CLASS I      (CLASS I      (CLASS I      (CLASS I
ANNUAL EXPENSES                      SHARES)     SHARES)       SHARES)       SHARES)       SHARES)       SHARES)
---------------                     ---------   ---------   -------------   ---------   -------------   ---------
Investment Advisory Fees..........    0.60%       0.85%         0.35%         0.46%         0.65%         0.30%
12b-1 Fees........................      --          --            --            --            --            --
Other Expenses....................    1.63%       3.56%         1.65%         0.54%         0.99%         0.86%
                                      ----        ----          ----          ----          ----          ----
Total Annual Operating Expenses...    2.23%       4.41%         2.00%         1.00%         1.64%         1.16%
Expense Reimbursements............      --          --            --            --            --            --
                                      ----        ----          ----          ----          ----          ----
Net Expenses......................    2.23%(2)    4.41%(2)      2.00%(2)      1.00%(2)      1.64%(2)      1.16%(2)

                                                        MLIG VARIABLE INSURANCE TRUST(3)
                                    -------------------------------------------------------------------------
                                                              ROSZEL/                    ROSZEL/     ROSZEL/
                                                 ROSZEL/      JPMORGAN      ROSZEL/       LORD        LORD
                                     ROSZEL/    JPMORGAN     MULTI-CAP        LORD       ABBETT      ABBETT
                                    DELAWARE    SMALL CAP      MARKET        ABBETT       BOND       MID CAP
                                      TREND      GROWTH       NEUTRAL      AFFILIATED   DEBENTURE     VALUE
ANNUAL EXPENSES                     PORTFOLIO   PORTFOLIO   PORTFOLIO(4)   PORTFOLIO    PORTFOLIO   PORTFOLIO
---------------                     ---------   ---------   ------------   ----------   ---------   ---------
Investment Advisory Fees..........     0.85%       0.95%        1.50%         0.80%        0.80%       0.85%
12b-1 Fees........................       --          --           --            --           --          --
Other Expenses....................     0.35%       0.31%        0.35%         0.40%        0.59%       0.30%
                                      -----       -----        -----         -----        -----        ----
Total Annual Operating Expenses...     1.20%       1.26%        1.85%         1.20%        1.39%       1.15%
Expense Reimbursements............    (0.05%)     (0.01%)         --         (0.10%)      (0.29%)        --
                                      -----       -----        -----         -----        -----        ----
Net Expenses......................     1.15%       1.25%        1.85%         1.10%        1.10%       1.15%

                                            MLIG VARIABLE INSURANCE TRUST(3) (CONTINUED)
                                    -------------------------------------------------------------
                                     ROSZEL/      ROSZEL/
                                     MARSICO      ALLIANZ
                                    LARGE CAP   CCM CAPITAL    ROSZEL/ ALLIANZ   ROSZEL/ SELIGMAN
                                     GROWTH     APPRECIATION    NFJ SMALL CAP     MID CAP GROWTH
ANNUAL EXPENSES                     PORTFOLIO    PORTFOLIO     VALUE PORTFOLIO      PORTFOLIO
---------------                     ---------   ------------   ---------------   ----------------
Investment Advisory Fees..........     0.80%        0.80%            0.85%             0.85%
12b-1 Fees........................       --           --               --                --
Other Expenses....................     1.30%        0.27%            0.30%             0.34%
                                      -----         ----             ----             -----
Total Annual Operating Expenses...     2.10%        1.07%            1.15%             1.19%
Expense Reimbursements............    (1.00%)         --                              (0.04%)
                                      -----         ----             ----             -----
Net Expenses......................     1.10%        1.07%            1.15%             1.15%

                                                                                                                 AMERICAN CENTURY
                                             AIM VARIABLE                   ALLIANCEBERNSTEIN VARIABLE               VARIABLE
                                            INSURANCE FUNDS                 PRODUCTS SERIES FUND, INC.           PORTFOLIOS, INC.
                                    -------------------------------   ---------------------------------------   -------------------
                                     AIM V.I.       AIM V.I. MID      ALLIANCEBERNSTEIN
                                    BASIC VALUE    CAP CORE EQUITY    VPS SMALL/MID CAP    ALLIANCEBERNSTEIN
                                     (SERIES I        (SERIES I        VALUE PORTFOLIO    VPS VALUE PORTFOLIO      VP ULTRA FUND
ANNUAL EXPENSES                     SHARES)(5)       SHARES)(6)       (CLASS A SHARES)     (CLASS A SHARES)     (CLASS I SHARES)(7)
---------------                     -----------   -----------------   -----------------   -------------------   -------------------
Investment Advisory Fees..........      0.72%           0.72%               0.75%                 0.55%                 1.00%
12b-1 Fees........................        --              --                  --                    --                    --
Other Expenses....................      0.30%           0.31%               0.12%                 0.19%                   --
                                       -----            ----                ----                 -----                  ----
Total Annual Operating Expenses...      1.02%           1.03%               0.87%                 0.74%                 1.00%
Expense Reimbursements............     (0.05%)            --                  --                 (0.01%)                  --
                                       -----            ----                ----                 -----                  ----
Net Expenses......................      0.97%           1.03%               0.87%                 0.73%                 1.00%

                                                                 AMERICAN FUNDS INSURANCE SERIES(8)
                                    ---------------------------------------------------------------------------------------------
                                         ASSET                                          GROWTH-     INTERNATIONAL      COHEN &
                                       ALLOCATION      BOND FUND                      INCOME FUND       FUND         STEERS VIF
                                          FUND         (CLASS 2      GROWTH FUND       (CLASS 2       (CLASS 2         REALTY
ANNUAL EXPENSES                     (CLASS 2 SHARES)    SHARES)    (CLASS 2 SHARES)     SHARES)        SHARES)      FUND, INC.(9)
---------------                     ----------------   ---------   ----------------   -----------   -------------   -------------
Investment Advisory Fees..........        0.34%           0.43%          0.33%            0.28%          0.52%           0.85%
12b-1 Fees........................        0.25%           0.25%          0.25%            0.25%          0.25%           0.25%
Other Expenses....................        0.01%           0.01%          0.02%            0.01%          0.05%           6.95%
                                         -----           -----          -----            -----          -----           -----
Total Annual Operating Expenses...        0.60%           0.69%          0.60%            0.54%          0.82%           8.05%
Expense Reimbursements............          --              --             --               --             --           (6.55%)
                                         -----           -----          -----            -----          -----           -----
Net Expenses......................        0.60%           0.69%          0.60%            0.54%          0.82%           1.50%

                                      DAVIS        DREYFUS        EATON                                     FRANKLIN TEMPLETON
                                     VARIABLE      VARIABLE       VANCE        FEDERATED INSURANCE          VARIABLE INSURANCE
                                     ACCOUNT      INVESTMENT    VARIABLE              SERIES                  PRODUCTS TRUST
                                    FUND, INC.       FUND         TRUST     --------------------------   ------------------------
                                    ----------   ------------   ---------    FEDERATED
                                                 DREYFUS VIF      EATON       CAPITAL       FEDERATED     TEMPLETON    TEMPLETON
                                                 APPRECIATION   VANCE VT    APPRECIATION    KAUFMANN       FOREIGN       GROWTH
                                                  PORTFOLIO     FLOATING-     FUND II        FUND II     SECURITIES    SECURITIES
                                      DAVIS        (SERVICE       RATE        (PRIMARY      (PRIMARY        FUND          FUND
                                      VALUE         CLASS        INCOME        CLASS          CLASS       (CLASS 2      (CLASS 2
ANNUAL EXPENSES                     PORTFOLIO      SHARES)        FUND      SHARES)(11)    SHARES)(11)   SHARES)(15)    SHARES)
---------------                     ----------   ------------   ---------   ------------   -----------   -----------   ----------
Investment Advisory Fees..........    0.75%         0.75%         0.825%        0.85%(12)     1.425%(12)     0.65%        0.75%
12b-1 Fees........................       --         0.25%            --         0.25%(13)     0.250%(13)     0.25%        0.25%(16)
Other Expenses....................    0.06%         0.05%         0.445%(10)     1.58%(14)    0.830%(14)     0.17%        0.07%
                                       ----          ----         -----         ----          -----         -----         ----
Total Annual Operating Expenses...    0.81%         1.05%         1.270%        2.68%         2.505%         1.07%        1.07%
Expense Reimbursements............       --            --            --           --             --         (0.05%)         --
                                       ----          ----         -----         ----          -----         -----         ----
Net Expenses......................    0.81%         1.05%         1.270%        2.68%         2.505%         1.02%        1.07%

                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS             PIONEER VARIABLE CONTRACTS TRUST
                                    ----------------------------------------   ----------------------------------------------
                                    OPPENHEIMER                  OPPENHEIMER                                         PIONEER
                                      CAPITAL      OPPENHEIMER   MAIN STREET                PIONEER      PIONEER    EMERGING
                                    APPRECIATION   MAIN STREET    SMALL CAP     PIONEER    HIGH YIELD   SMALL CAP    MARKETS
                                      FUND/VA      FUND(R)/VA    FUND(R)/VA    FUND VCT       VCT       VALUE VCT      VCT
                                      (SERVICE      (SERVICE      (SERVICE     PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
                                       CLASS          CLASS         CLASS      (CLASS II   (CLASS II    (CLASS II   (CLASS II
ANNUAL EXPENSES                       SHARES)        SHARES)       SHARES)      SHARES)     SHARES)      SHARES)     SHARES)
---------------                     ------------   -----------   -----------   ---------   ----------   ---------   ---------
Investment Advisory Fees..........      0.64%         0.65%         0.74%        0.65%        0.65%       0.75%       1.15%
12b-1 Fees........................      0.25%         0.25%         0.25%        0.25%        0.25%       0.25%       0.25%
Other Expenses....................      0.02%         0.01%         0.05%        0.05%        0.12%       0.39%       0.59%
                                        ----          ----          ----         ----         ----        -----       ----
Total Annual Operating Expenses...      0.91%         0.91%         1.04%        0.95%        1.02%       1.39%       1.99%
Expense Reimbursements............        --            --            --           --           --           --         --
                                        ----          ----          ----         ----         ----        -----       ----
Net Expenses......................      0.91%         0.91%         1.04%        0.95%        1.02%       1.39%       1.99%

                                                                                                                 VAN
                                                                                                                KAMPEN
                                                                                                                 LIFE
                                                                                                  PREMIER     INVESTMENT
                                                 PIMCO VARIABLE INSURANCE TRUST                     VIT         TRUST
                                    ---------------------------------------------------------   -----------   ----------
                                            PIMCO             PIMCO REAL        PIMCO TOTAL
                                     COMMODITYREALRETURN        RETURN            RETURN                       COMSTOCK
                                     STRATEGY PORTFOLIO        PORTFOLIO         PORTFOLIO         OPCAP      PORTFOLIO
                                    (ADMINISTRATIVE CLASS   (ADMINISTRATIVE   (ADMINISTRATIVE   RENAISSANCE    (CLASS I
ANNUAL EXPENSES                            SHARES)           CLASS SHARES)     CLASS SHARES)     PORTFOLIO     SHARES)
---------------                     ---------------------   ---------------   ---------------   -----------   ----------
Investment Advisory Fees..........           0.49%               0.25%             0.25%            0.80%        0.56%
12b-1 Fees........................             --                  --                --               --           --
Other Expenses....................           1.09%               0.41%             0.40%            0.35%(17)    0.03%
                                            -----                ----              ----            -----         ----
Total Annual Operating Expenses...           1.58%               0.66%             0.65%            1.15%        0.59%
Expense Reimbursements............          (0.68%)                --                --            (0.02%)         --
                                            -----                ----              ----            -----         ----
Net Expenses......................           0.90%               0.66%             0.65%            1.13%        0.59%


                                       WANGER
                                      ADVISORS
                                       TRUST
                                    ------------

                                    U.S. SMALLER
                                     COMPANIES
                                      (CLASS I
ANNUAL EXPENSES                     SHARES)(18)
---------------                     ------------
Investment Advisory Fees..........      0.90%
12b-1 Fees........................        --
Other Expenses....................      0.05%
                                        ----
Total Annual Operating Expenses...      0.95%
Expense Reimbursements............        --
                                        ----
Net Expenses......................      0.95%

 (1) For the period of May 23, 2005 to September 23, 2005, the Fund's investment adviser agreed to waive a portion of the Investment Advisory Fees, which was when the investment advisory agreement was approved.

 (2) The Fund's investment adviser has agreed to voluntarily waive fees and/or reimburse expenses so that the Total Annual Operating Expenses for the Mercury Equity Dividend Portfolio, Mercury Global SmallCap Portfolio, Mercury International Index Portfolio, Mercury Low Duration Portfolio, Mercury Mid Cap Value Opportunities Portfolio, and Mercury SmallCap Index Portfolio do not exceed 0.94%, 1.17%, 0.59%, 0.66%, 1.03%, and 0.55%, respectively. The
     Fund's investment adviser may discontinue or reduce these waivers at any time without notice. After taking into account these waivers and/or reimbursements, the Net Expenses for the Mercury Equity Dividend Portfolio, Mercury Global SmallCap Portfolio, Mercury International Index Portfolio, Mercury Low Duration Portfolio, Mercury Mid Cap Value Opportunities Portfolio, and Mercury Small Cap Index Portfolio were 0.94%, 1.17%, 0.59%, 0.66%, 1.03%, and 0.55%, respectively.

 (3) MLIG Variable Insurance Trust has entered into an expense limitation agreement with Roszel Advisors whereby Roszel Advisors agrees to reimburse each Fund to the extent total operating expenses (excluding interest, taxes, brokerage commissions, expenses in the form of fees paid to the MLIG Variable Insurance Trust service providers by brokers in connection with directed brokerage arrangements, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Fund's business) exceed certain limits. The expense limitation agreement is effective through April 30, 2007, and is expected to continue from year to year, provided the continuance is approved by the MLIG Variable Insurance Trust's Board of Trustees.

 (4) Will become available on or about June 30, 2006.

 (5) Effective January 1, 2005 through December 31, 2009, the Fund's investment adviser has contractually agreed to waive a portion of its Investment Advisory Fees. The fee waiver reflects this agreement. Furthermore, the Fund's investment adviser has contractually agreed to waive the Investment Advisory Fees and/or reimburse expenses of Series I shares to the extent necessary to limit the Total Annual Operating Expenses to 1.30% of average daily net assets. In determining the investment adviser's obligation to waive Investment Advisory Fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Total Annual Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization as approved by the Fund's Board of Trustees; and (iv) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007.

 (6) The Fund's investment adviser has contractually agreed to waive the Investment Advisory Fees and/or reimburse expenses of Series I shares to the extent necessary to limit the Total Annual Operating Expenses to 1.30% of average daily net assets. In determining the Fund's investment adviser's obligation to waive Investment Advisory Fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Total Annual Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization as approved by the Fund's Board of Trustees; and (iv) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007.

 (7) The Investment Advisory Fee is based on assets during the Fund's most recent fiscal year. The Fund has a stepped fee schedule. As a result, the Fund's Investment Advisory Fee rate generally decreases as strategy assets increase and increases as strategy assets decrease. Other Expenses, which include the fees and expenses of the Fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the current fiscal year.

 (8) The Funds' investment adviser is voluntarily waiving a portion of the Investment Advisory Fees. Expense ratios shown do not reflect the waiver. After taking into account this waiver, the expenses for the Asset Allocation Fund, Bond Fund, Growth Fund, Growth-Income Fund, and International Fund were 0.57%, 0.65%, 0.57%, 0.52% and 0.77%, respectively. Please see the financial highlights table in the Fund's prospectus or its annual report for details.

 (9) Through December 31, 2006, the Fund's investment adviser has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's operating expenses at 1.50% of the Fund's net assets.

(10) Service fees are paid pursuant to a Service Plan.

(11) Although not contractually obligated to do so, the Fund's investment adviser, administrator, distributor and shareholder services provider waived and reimbursed certain amounts not shown in the above table.

(12) The Fund's investment adviser voluntarily waived the Investment Advisory Fee. The Fund's investment adviser can terminate this voluntary waiver at any time. The Federated Capital Appreciation Fund II paid an Investment Advisory Fee (after the voluntary waiver) of 0.00% for the fiscal year ended December 31, 2005 and the Federated Kaufmann Fund II paid an Investment Advisory Fee (after the voluntary waiver) of 0.97% for the fiscal year ended December 31, 2005.

(13) The Fund's Primary Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the distribution (12b-1) fee for the Primary Shares during the fiscal year ending December 31, 2006.

(14) Shareholder services fees are included in Other Expenses. The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee for the Primary Shares during the fiscal year ending December 31, 2006. The Fund's administrator voluntarily waived a portion of its fee and the adviser voluntarily reimbursed certain operating expenses of the Fund. The Fund's administrator and adviser can terminate this voluntary waiver and reimbursement at any time. Other Expenses paid by the Federated Capital Appreciation Fund II (after the voluntary waiver and reimbursement) were 1.15% for the fiscal year ended December 31, 2005 and Other Expenses paid by the Federated Kaufmann Fund II (after the voluntary waiver and reimbursement) were 0.53% for the fiscal year ended December 31, 2005.

(15) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(16) While the maximum amount payable under the Fund's class Rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board of Trustees has set the current rate at 0.25% per year.

(17) The Fund's investment adviser has contractually agreed to reduce Total Annual Operating Expenses to the extent they would exceed 1.00% (net of any expenses offset by earning credits from the custodian bank) of the Fund's average daily net assets.

(18) In accordance with the terms of the Assurance of Discontinuance with the New York Attorney General (and as discussed in more detail in the Fund's prospectus), the Investment Advisory Fee has been restated to reflect a waiver by the adviser of a portion of the Investment Advisory Fee for the Fund so that the fee is retained at the following rates: 0.99% of net assets up to $100 million; 0.94% of the next $150 million; and 0.89% of net assets in excess of $250 million. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004. On March 8, 2005, the advisory agreement was amended to contractually reduce the Investment Advisory Fee to reflect the above-noted rates.

                                    EXAMPLES

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Separate Account Annual Expenses (including the current asset-based insurance charge for the most expensive subaccount), the current Annual Contract Fee, the current Maximum Anniversary Value Charge, the current GMWB Charge, and Annual Fund Operating Expenses. These costs reflect the most expensive combination of Contract charges. If you elected fewer or a different combination of Contract features, your costs would be lower than those shown.

EXAMPLE 1. This Example assumes that you invest $10,000 in a B Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,639                $3,359                $4,934                $8,394
  (b)          $  920                $1,325                $1,733                $3,036

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,047                $2,988                $4,739                $8,394
  (b)          $  274                $  841                $1,433                $3,036

EXAMPLE 2. This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,572                $3,332                $4,808                $8,479
  (b)          $  847                $1,287                $1,535                $3,234

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,066                $3,036                $4,808                $8,479
  (b)          $  295                $  902                $1,535                $3,234

EXAMPLE 3. This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,249                $3,073                $4,858                $8,542
  (b)          $  494                $  948                $1,610                $3,379

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,080                $3,073                $4,858                $8,542
  (b)          $  310                $  948                $1,610                $3,379

EXAMPLE 4. This Example assumes that you invest $10,000 in an XC Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the

(a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $2,287                $3,887                $5,479                $8,921
  (b)          $1,547                $1,836                $2,301                $3,574

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,129                $3,212                $5,077                $8,921
  (b)          $  325                $  998                $1,701                $3,574

EXAMPLE 4, ABOVE, TAKES INTO ACCOUNT ANY BONUS AMOUNTS THAT ARE SUBJECT TO RECAPTURE. THE CIRCUMSTANCES UNDER WHICH BONUS CREDITS ARE RECAPTURED ARE DISCUSSED LATER IN THIS PROSPECTUS.

The Examples reflect the $50 contract fee as 0.02% based on our estimates of anticipated contract size. Contractual waivers and reimbursements are reflected in the first year of the Example, but not in subsequent years. See the "Charges, Deductions, and Credits" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

CONDENSED FINANCIAL INFORMATION containing the accumulation unit value history appears at the end of this Prospectus.

CAPSULE SUMMARY OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This summary provides only a brief overview of the more important features of the Contract. You may obtain more detailed information about the Contract later in this Prospectus and in the Statement of Additional Information ("SAI"). PLEASE READ THIS PROSPECTUS CAREFULLY.

                            YOUR CONTRACT IN GENERAL

   - TAX-DEFERRED ACCUMULATION. This annuity is a contract between you (the contract owner) and us in which you agree to make one or more payments to us and, in return, we agree to make a series of payments to you at a later date. The Contract gives you the opportunity to accumulate earnings on your account value that are generally tax-deferred until:

           - you take money out of the Contract by surrender or partial withdrawal or take withdrawals under the Guaranteed Minimum Withdrawal Benefit ("GMWB"),

           -  we make annuity payments to you,

           -  or we pay the death benefit.

      Your account value will increase or decrease depending on the investment performance of the subaccounts to which you allocate premiums and transfer account value, the premiums you pay, the fees and charges we deduct, and the effects of any Contract transactions (such as transfers and partial withdrawals) on your account value.

   - ACCUMULATION AND ANNUITY PERIODS. Like all deferred annuities, the Contract has two phases: the "pay-in" or accumulation period and the "payout" or annuity period. During the accumulation period, you can allocate premiums and transfer account value among any combination of subaccounts offered under the Contract. The annuity period begins once you start receiving regular annuity payments from the Contract. You may receive annuity payments under one of the available fixed annuity payment options. The annuity value you accumulate during the accumulation period will determine the dollar amount of any annuity payments you receive.

   - DEATH BENEFIT. The Contract also provides a death benefit payable if the owner (or the first owner to die, if the Contract has co-owner, or the annuitant if the owner is a non-natural person) dies before the annuity date.

   - RETIREMENT SAVINGS VEHICLE. The Contract is designed to be a long-term investment in order to provide annuity benefits for you. If you withdraw money from the Contract prematurely, you may incur substantial charges. In addition, any money you take out of the Contract to the extent of gain is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.

   - THE SEPARATE ACCOUNT. You may allocate premium(s) to up to 20 of 60 subaccounts. Each subaccount invests exclusively in one of the Funds listed in the beginning of this Prospectus. We reserve the right to offer other subaccounts in the future. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of those subaccounts and will be reduced by Contract fees and charges. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS.

   - TAX-DEFERRED PLANS. The Contract is only available as a nonqualified contract. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or
      Section 457(b) plan.

   - CONTROLLING DOCUMENTS. This Prospectus provides a general description of the Contracts. Your actual Contract and any riders or endorsements are the controlling documents. If you would like to review a copy of the Contract or any riders or endorsements, contact our Service Center.

   - OTHER CONTRACTS WE ISSUE. We offer other variable annuity contracts that are available in different markets and have different fund selections. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

       FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF CONTRACTS, SEE "OTHER INFORMATION - SELLING THE CONTRACT."

                                  THE CLASSES

   - The Contract allows you to select one of four different charge structures based on your specific situation. Each different charge structure is referred to as a "Class." Each Class imposes a different level of surrender charge and asset-based insurance charge. Your Financial Advisor can assist you in selecting the Class that is right for you, based on your needs and preferences. Prior to issuance, you must select one of the four available Classes of the Contract:

           - B CLASS, which imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following the premium payment, and an asset-based insurance charge that varies by subaccount and currently ranges from 1.15% to 1.40% of subaccount assets (guaranteed not to exceed 2.00%);

           - L CLASS, which imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following the premium payment, and an asset-based insurance charge that varies by subaccount and currently ranges from 1.35% to 1.60% of subaccount assets (guaranteed not to exceed 2.00%);

           - C CLASS, which imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following the payment of each premium and an asset-based insurance charge that varies by subaccount and currently ranges from 1.50% to 1.75% of subaccount assets (guaranteed not to exceed 2.00%); and

           - XC CLASS, which imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following the premium payment, and an asset-based insurance charge that varies by subaccount and currently ranges from 1.55% to 1.80% of subaccount assets (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.

                                    PREMIUMS

   - PREMIUM FLEXIBILITY. Generally, before the annuity date you can pay premiums as often as you like. The initial premium payment must be $10,000 or more. Subsequent premiums must be $50 or more. The minimum premiums do not vary by Class.

   - MAXIMUM PREMIUM. We may refuse to issue a Contract or accept additional premiums if the total premiums paid under all variable annuity contracts issued by us or our affiliate, Merrill Lynch Life Insurance Company, and owned by you (or any co-owner or the annuitant, if the contract owner is a non-natural person) exceed $1,000,000.

   - RIGHT TO REFUSE PREMIUMS. We reserve the right to refuse to accept any premium payments. No additional premiums may be paid on or after the owner's (or older co-owner's or annuitant's, if the owner is a non-natural person) 81(st) birthday for XC Class Contracts, 83(rd) birthday for B Class Contracts and 85(th) birthday for L and C Class Contracts.

   - AUTOMATIC INVESTMENT FEATURE. Under the automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, see "Automatic Investment Feature."

   - PREMIUM ALLOCATION. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest account value.

   - MAXIMUM NUMBER OF SUBACCOUNTS. Currently, you may allocate premiums or account value among up to 20 of the available subaccounts. Generally, within certain limits you may transfer account value periodically among subaccounts.

   - FUNDS AVAILABLE FOR INVESTMENT. The Funds available for investment are listed at the beginning of this Prospectus. Each subaccount invests in a corresponding Fund. If you want detailed information about the investment objectives of the Funds, see "Investments of the Separate Account" and the prospectuses for the Funds.

                          TRANSFERS AMONG SUBACCOUNTS

   - LIMITATION ON TRANSFERS. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts during a contract year, but we will charge $25 per extra transfer (guaranteed not to exceed $30). See "Transfers Among Subaccounts." We may impose additional restrictions on transfers that violate our Disruptive Trading Procedures. See "Transfers Among
      Subaccounts - Disruptive Trading."

   - MINIMUM AMOUNTS. Your transfer from a subaccount must be for a minimum of $100 or the total value in a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total subaccount value.

   - TRANSFER PROGRAMS. Several specialized transfer programs are available at no additional cost under the Contract. You cannot use more than one such program at a time.

           - First, we offer a Dollar Cost Averaging Program where money you've put in a designated subaccount is systematically transferred monthly or quarterly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in accumulation unit values over time. There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss. (See "Dollar Cost Averaging Program.")

           - Second, through participation in the Asset Allocation Program, you may select one of six asset allocation models. Unless you instruct us otherwise, your account value is automatically rebalanced at the end of each calendar quarter based on the asset allocation model selected. (See "Asset Allocation Program.")

           - Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your contract value quarterly, semi-annually, or annually in order to maintain a particular percentage allocation among the subaccounts that you select. (See "Rebalancing Program.")

         PARTIAL WITHDRAWALS, GUARANTEED LIFETIME AMOUNT, AND SURRENDER

   - PARTIAL WITHDRAWALS. At any time prior to the annuity date, you may submit a written request to withdraw part of your surrender value, subject to the following rules.

           -  You must request at least $100.
           - Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured.
           - We will not process a withdrawal which would reduce the surrender value below $5,000. (Please note that other rules apply if you elected the optional GMWB rider.)

   - SYSTEMATIC WITHDRAWAL PROGRAM. Additionally, under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. For more information, see "Systematic Withdrawal Program."

   - GUARANTEED LIFETIME AMOUNT. If the owner (and any co-owner, if applicable) are at least age 60 and less than age 80, the GMWB rider may be elected for an additional charge. The GMWB permits you to take minimum annual payments called the Guaranteed Lifetime Amount (regardless of your account value) during your lifetime. See "Guaranteed Minimum Withdrawal Benefit" later in this Prospectus.

   - SURRENDER. At any time prior to annuitization, you may submit a written request to surrender your Contract and receive its surrender value in a lump sum or apply it under an Annuity Option (See "Annuity Options"). A surrender may be subject to a surrender charge and, for XC Class Contracts, any bonus amounts subject to recapture will be deducted.

   - SURRENDER CHARGE. Surrenders and partial withdrawals may be subject to a surrender charge with the amount of the charge and the period that the charge applies depending on the Class (see "Surrender Charge"). However, we won't impose a surrender charge to the extent that withdrawals from the Contract in a contract year do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) the sum of: 10% of each premium subject to a surrender charge (not to exceed the amount of each premium that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year; and (b) the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge. The gain in the Contract equals the excess, if any, of the contract value just prior to the withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums.

   - TAX CONSEQUENCES. A partial withdrawal or surrender may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2.

                                 DEATH BENEFITS

   - STANDARD DEATH BENEFIT. The Contract provides a death benefit if you die before the annuity date. Unless you select an optional guaranteed minimum death benefit ("GMDB"), the death benefit equals the account value, less uncollected charges and any bonus amounts subject to recapture on death. If any owner (or the annuitant, if the owner is a non-natural person) is over the age of 75 on the contract date, the GMDB options are not available so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

   - GMDB OPTIONS. For an additional charge, you may elect one of the following GMDB options:

           -  Return of Premium
           -  Maximum Anniversary Value

   If you elect a GMDB option, the death benefit will not be less than the applicable GMDB Base.

   You can find more detailed information about the death benefit, the GMDB options, and how they are calculated, including age limitations that apply, under "Death Benefit."

   The payment of a death benefit may have tax consequences (see "Federal Income Taxes").

   Also, any death benefit applicable under a GMDB option during the accumulation period will terminate upon the annuity date.

                                ANNUITY PAYMENTS

   - Annuity payments begin on the annuity date and are made under the annuity option you select.

   - You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant's 90th birthday. If you do not select an annuity date, the annuity date is the maturity date. Details about the annuity options available under the Contract can be found under "Annuity Options."

   -  Annuity payments may have tax consequences (see "Federal Income Taxes").

   - If the annuitant and any joint annuitant are not over the age of 75 on the contract date, you may elect the Guaranteed Minimum Income Benefit ("GMIB") for an additional charge. The GMIB is an optional rider that provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider.

                                FEES AND CHARGES

   - ASSET-BASED INSURANCE CHARGE. We currently impose an asset-based insurance charge to cover expenses and certain risks. The amount of the charge varies by Class and subaccount. We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. We don't deduct this charge after the annuity date.

   - SURRENDER CHARGE. We may impose a surrender charge only if you surrender or take a withdrawal from your Contract. The amount and period of the surrender charge varies by Class.

   - CONTRACT FEE. If the greater of account value (less uncollected charges), or premiums (less withdrawals), is less than $50,000, we currently impose a $50 contract fee on each contract anniversary and upon surrender or annuitization to reimburse us for expenses related to maintenance of these Contracts. This contract fee will not exceed $75. We don't deduct this fee upon payment of a death benefit or after the annuity date.

   - TRANSFER FEE. You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge.

   - GUARANTEED MINIMUM DEATH BENEFIT CHARGE. If you elect a GMDB, we deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won't deduct this charge after the annuity date. The GMDB charge varies according to the type of GMDB that you choose. The amount of the GMDB charge is calculated on each monthaversary by multiplying the applicable GMDB Base by the current annual GMDB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMDB charges calculated on each of the three previous monthaversaries. If the GMDB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary.

   - GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you elect the GMIB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won't deduct this charge after the annuity date. The amount of the GMIB charge is calculated on each monthaversary by multiplying the GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary.

   - GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you elect the GMWB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won't deduct the GMWB charge after the annuity date, nor will we assess the GMWB charge after GMWB Settlement. The amount of the GMWB charge is calculated on each monthaversary by multiplying the GMWB Base by the current annual GMWB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMWB charges calculated on each of the three previous monthaversaries from the account value. If the GMWB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary.

   - PREMIUM TAXES. On the annuity date, we deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 3.0% (4.0% in Guam). New York does not currently impose a premium tax on annuity contracts.

   - REDEMPTION FEE. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

   - FUND EXPENSES. You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

   - CURRENT/MAXIMUM FEES AND CHARGES. We may change the current charges for the asset-based insurance charge, the Contract fee, the transfer fee, the GMDB charge, the GMIB charge, and the GMWB charge, but the charges will never exceed the maximum charges listed in the Fee Table.

       YOU CAN FIND DETAILED INFORMATION ABOUT ALL FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES, DEDUCTIONS, AND CREDITS."

                     TEN DAY RIGHT TO REVIEW ("FREE LOOK")

   - When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void.

   - To receive a refund, return the Contract to the Service Center or to the Financial Advisor who sold it. We will refund your account value less bonus amounts as of the date we receive your returned Contract plus any fees or charges imposed under the Contract. This amount may be more or less than your premiums.

                               REPLACEMENT OF CONTRACTS

   - Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract or life insurance policy. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the new Contract may impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract will be advantageous, given the Contract's features, benefits, and charges compared to your existing contract.

   - You should talk to your tax advisor to make sure that a replacement purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

ML LIFE INSURANCE COMPANY OF NEW YORK AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     ML LIFE INSURANCE COMPANY OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York on November 28, 1973 and engaged in the sale of life insurance and annuity products. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), a corporation whose common stock is traded on the New York Stock Exchange. Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                              THE SEPARATE ACCOUNT

The ML of New York Variable Annuity Separate Account A (the "Separate Account") offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Separate Account on August 14, 1991. It is governed by New York law, our state of domicile. The Separate Account is registered with the SEC as a unit investment trust under the

Investment Company Act of 1940. The Separate Account meets the definition of a separate account under the federal securities laws. The Separate Account's assets are segregated from all of our other assets.

                     SEGREGATION OF SEPARATE ACCOUNT ASSETS

Effect of              -  Obligations to contract owners and beneficiaries that arise
Segregation               under the Contract are our obligations.
                       -  We own all of the assets in the Separate Account.
                       -  The Separate Account's income, gains, and losses, whether or not realized, derived from Separate Account assets are
                          credited to or charged against the Separate Account without regard to our other income, gains, or losses.
                       -  The assets in each Separate Account will always be at least equal to the reserves and other liabilities of the Separate
                          Account.
                       -  If the Separate Account's assets exceed the required
                          reserves and other Contract liabilities, we may transfer the excess to our general account.
                       -  Under New York insurance law the assets in the Separate
                          Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other
                          business we conduct nor may the assets of the Separate
                          Account be charged with any liabilities of other separate
                          accounts.

                 NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS

Subaccounts            -  There are 60 subaccounts currently available through the
                          Separate Account. All subaccounts invest in a corresponding
                          Fund.
                       -  Subaccounts may be added or closed in the future.


Performance of         -  Although the investment objectives and policies of certain
Similar Funds             Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where
                          the investment adviser, subadviser, or manager is the same.
                       -  Certain Funds available through the Contract have names similar to funds not available through the Contract. The
                          performance of a fund not available through the Contract
                          does not indicate performance of a similarly named Fund
                          available through the Contract. Differences in portfolio
                          size, actual investments held, fund expenses, and other
                          factors all contribute to differences in fund performance.
                          For all these reasons, you should expect investment results to differ.

INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts, as well as separate accounts of Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of Merrill Lynch), and insurance companies not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these Funds may be offered to certain pension or retirement plans.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

                                   THE FUNDS

The following tables summarize each Fund's investment objective(s), investment adviser(s), asset class, and investment style. There is no assurance that any of the Funds will achieve the stated objective(s).

 FAM VARIABLE SERIES                                       INVESTMENT              ASSET CLASS/
     FUNDS, INC.          INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
MERCURY BASIC VALUE      Seeks capital              Merrill Lynch Investment    Domestic Equity/
V.I. FUND (Class I)      appreciation and,          Managers, L.P. d/b/a        Large Cap Value
                         secondarily, income.       Mercury Advisors
                                                    ("Mercury Advisors")
--------------------------------------------------------------------------------------------------
MERCURY CORE BOND        Seeks a high level of      Mercury Advisors            Fixed Income/
V.I. FUND (Class I)      current income and,                                    Intermediate Term
                         secondarily, capital
                         appreciation when
                         consistent with the
                         foregoing objective.
--------------------------------------------------------------------------------------------------
MERCURY DOMESTIC         Seeks to preserve          Mercury Advisors            Fixed Income/
MONEY MARKET V.I.        capital, maintain                                      Money Market
FUND (Class I)           liquidity, and achieve
                         the highest possible
                         current income
                         consistent with the
                         foregoing objectives.
--------------------------------------------------------------------------------------------------
MERCURY FUNDAMENTAL      Seeks long-term growth     Mercury Advisors            Domestic Equity/
GROWTH V.I. FUND         of capital.                                            Large Cap Growth
(Class I)
--------------------------------------------------------------------------------------------------
MERCURY GLOBAL           Seeks high total           Mercury Advisors            Balanced/Global
ALLOCATION V.I. FUND     investment return.
(Class I)
--------------------------------------------------------------------------------------------------
MERCURY GOVERNMENT       Seeks the highest          Mercury Advisors            Fixed Income/
BOND V.I. FUND (Class    possible current income                                Intermediate Term
I)                       consistent with the
                         protection of capital.
--------------------------------------------------------------------------------------------------
MERCURY HIGH CURRENT     Seeks a high level of      Mercury Advisors            Fixed Income/
INCOME V.I. FUND         current income and,                                    High Yield
(Class I)                secondarily, capital
                         appreciation to the
                         extent consistent with
                         the foregoing
                         objective.
--------------------------------------------------------------------------------------------------

 FAM VARIABLE SERIES                                       INVESTMENT              ASSET CLASS/
     FUNDS, INC.          INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
MERCURY INDEX 500        Seeks investment           Mercury Advisors            Domestic Equity/
V.I. FUND (Class I)      results that, before                                   Large Cap Blend
                         expenses, replicate the
                         total return of the
                         Standard & Poor's 500
                         Composite Stock Price
                         Index.
--------------------------------------------------------------------------------------------------
MERCURY INTERNATIONAL    Seeks current income       Mercury Advisors            International
VALUE V.I. FUND          and long-term growth of                                Equity/
(Class I)                income, accompanied by                                 International
                         growth of capital.
--------------------------------------------------------------------------------------------------
MERCURY LARGE CAP        Seeks long-term capital    Mercury Advisors            Domestic Equity/
CORE V.I. FUND (Class    growth.                                                Large Cap Blend
I)
--------------------------------------------------------------------------------------------------
MERCURY LARGE CAP        Seeks long-term capital    Mercury Advisors            Domestic Equity/
GROWTH V.I. FUND         growth.                                                Large Cap Growth
(Class I)
--------------------------------------------------------------------------------------------------
MERCURY LARGE CAP        Seeks long-term capital    Mercury Advisors            Domestic Equity/
VALUE V.I. FUND          growth.                                                Large Cap Value
(Class I)
--------------------------------------------------------------------------------------------------
MERCURY VALUE            Seeks long-term growth     Mercury Advisors            Domestic Equity/
OPPORTUNITIES V.I.       of capital.                                            Small Cap Blend
FUND (Class I)
--------------------------------------------------------------------------------------------------

                                                           INVESTMENT              ASSET CLASS/
FAM SERIES FUND, INC.     INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
MERCURY EQUITY           Seeks long-term total      Mercury Advisors            Domestic Equity/
DIVIDEND PORTFOLIO       return and current                                     Large Cap Value
(Class I)                income.
--------------------------------------------------------------------------------------------------
MERCURY GLOBAL           Seeks long-term growth     Mercury Advisors            International
SMALLCAP PORTFOLIO       of capital.                                            Equity/Global
(Class I)
--------------------------------------------------------------------------------------------------
MERCURY INTERNATIONAL    Seeks to match the         Mercury Advisors            International
INDEX PORTFOLIO          performance of the                                     Equity/
(Class I)                Morgan Stanley Capital                                 International
                         International Europe,
                         Australasia, and Far
                         East (Capitalization
                         Weighted) Index in U.S.
                         dollars with net
                         dividends as closely as
                         possible before the
                         deduction of Fund
                         expenses.
--------------------------------------------------------------------------------------------------
MERCURY LOW DURATION     Seeks to maximize total    Mercury Advisors            Fixed Income/
PORTFOLIO (Class I)      return, consistent with                                Low Duration
                         the preservation of
                         capital.
--------------------------------------------------------------------------------------------------

                                                           INVESTMENT              ASSET CLASS/
FAM SERIES FUND, INC.     INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
MERCURY MID CAP VALUE    Seeks capital              Mercury Advisors            Domestic Equity/
OPPORTUNITIES            appreciation and,                                      Mid Cap Value
PORTFOLIO (Class I)      secondarily, income.
--------------------------------------------------------------------------------------------------
MERCURY SMALL CAP        Seeks to match the         Mercury Advisors            Domestic Equity/
INDEX PORTFOLIO          performance of the                                     Small Cap Blend
(Class I)                Russell 2000(R) Index
                         as closely as possible
                         before the deduction of
                         Fund expenses.
--------------------------------------------------------------------------------------------------

    MLIG VARIABLE                                          INVESTMENT              ASSET CLASS/
   INSURANCE TRUST        INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
ROSZEL/ALLIANZ CCM       Seeks long-term capital    Roszel Advisors, LLC        Domestic Equity/
CAPITAL APPRECIATION     appreciation.              ("Roszel Advisors")         Large Cap Blend
PORTFOLIO
                                                    Subadviser: Cadence
                                                    Capital Management LLC
--------------------------------------------------------------------------------------------------
ROSZEL/ALLIANZ NFJ       Seeks long-term capital    Roszel Advisors             Domestic Equity/
SMALL CAP VALUE          appreciation.                                          Small Cap Value
PORTFOLIO                                           Subadviser: NFJ
                                                    Investment Group L.P.
--------------------------------------------------------------------------------------------------
ROSZEL/DELAWARE TREND    Seeks long-term capital    Roszel Advisors             Domestic Equity/
PORTFOLIO                appreciation.                                          Small Cap Growth
                                                    Subadviser: Delaware
                                                    Management Company
--------------------------------------------------------------------------------------------------
ROSZEL/JPMORGAN          Seeks long-term capital    Roszel Advisors             Alternative/
MULTI-CAP MARKET         preservation and                                       Market Neutral
NEUTRAL PORTFOLIO        growth.                    Subadviser: JPMorgan
                                                    Investment Management
                         * This Fund will become    Inc.
                         available on or about
                         June 30, 2006.
--------------------------------------------------------------------------------------------------
ROSZEL/JPMORGAN SMALL    Seeks long-term capital    Roszel Advisors             Domestic Equity/
CAP GROWTH PORTFOLIO     appreciation.                                          Small Cap Growth
                                                    Subadviser: JPMorgan
                                                    Investment Management
                                                    Inc.
--------------------------------------------------------------------------------------------------
ROSZEL/LORD ABBETT       Seeks long-term capital    Roszel Advisors             Domestic Equity/
AFFILIATED PORTFOLIO     appreciation and                                       Large Cap Value
                         income.                    Subadviser: Lord, Abbett
                                                    & Co. LLC
--------------------------------------------------------------------------------------------------
ROSZEL/LORD ABBETT       Seeks a high total         Roszel Advisors             Fixed Income/
BOND DEBENTURE           return.                                                High Yield
PORTFOLIO                                           Subadviser: Lord, Abbett
                                                    & Co. LLC
--------------------------------------------------------------------------------------------------
ROSZEL/LORD ABBETT       Seeks long-term capital    Roszel Advisors             Domestic Equity/
MID CAP VALUE            appreciation.                                          Mid Cap Value
PORTFOLIO                                           Subadviser: Lord, Abbett
                                                    & Co. LLC
--------------------------------------------------------------------------------------------------

    MLIG VARIABLE                                          INVESTMENT              ASSET CLASS/
   INSURANCE TRUST        INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
ROSZEL/MARSICO LARGE     Seeks long-term capital    Roszel Advisors             Domestic Equity/
CAP GROWTH PORTFOLIO     appreciation.                                          Large Cap Growth
                                                    Subadviser: Marsico
                                                    Capital Management, LLC
--------------------------------------------------------------------------------------------------
ROSZEL/SELIGMAN MID      Seeks long-term capital    Roszel Advisors             Domestic Equity/
CAP GROWTH PORTFOLIO     appreciation.                                          Mid Cap Growth
                                                    Subadviser: J. & W.
                                                    Seligman & Co.
--------------------------------------------------------------------------------------------------

    AIM VARIABLE                                           INVESTMENT              ASSET CLASS/
   INSURANCE FUNDS        INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE     Seeks long-term growth     A I M Advisors, Inc.        Domestic Equity/
FUND (Series I)          of capital.                                            Large Cap Value
--------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE    Seeks long-term growth     A I M Advisors, Inc.        Domestic Equity/
EQUITY FUND (Series      of capital.                                            Mid Cap Blend
I)
--------------------------------------------------------------------------------------------------

  ALLIANCEBERNSTEIN
  VARIABLE PRODUCTS                                        INVESTMENT              ASSET CLASS/
  SERIES FUND, INC.       INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS    Seeks long-term growth     AllianceBernstein L.P.      Domestic Equity/
SMALL/MID CAP VALUE      of capital.                                            Small Cap Value
PORTFOLIO (Class A)
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS    Seeks long-term growth     AllianceBernstein L.P.      Domestic Equity/
VALUE PORTFOLIO          of capital.                                            Large Cap Value
(Class A)
--------------------------------------------------------------------------------------------------

  AMERICAN CENTURY
VARIABLE PORTFOLIOS,                                       INVESTMENT              ASSET CLASS/
        INC.              INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
VP ULTRA(R) FUND         Seeks long-term capital    American Century            Domestic Equity/
(Class I)                growth.                    Investment Management,      Large Cap Growth
                                                    Inc.
--------------------------------------------------------------------------------------------------

   AMERICAN FUNDS                                          INVESTMENT              ASSET CLASS/
  INSURANCE SERIES        INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND    Seeks high total return    Capital Research and        Balanced/US
(Class 2)                (including income and      Management Company
                         capital gains)
                         consistent with the
                         preservation of capital
                         over the long term.
--------------------------------------------------------------------------------------------------
BOND FUND (Class 2)      Seeks to maximize          Capital Research and        Fixed Income/
                         current income and         Management Company          Intermediate Term
                         preserve capital.
--------------------------------------------------------------------------------------------------

   AMERICAN FUNDS                                          INVESTMENT              ASSET CLASS/
  INSURANCE SERIES        INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
GROWTH FUND (Class 2)    Seeks growth of            Capital Research and        Domestic Equity/
                         capital.                   Management Company          Large Cap Growth
--------------------------------------------------------------------------------------------------
GROWTH-INCOME FUND       Seeks capital growth       Capital Research and        Domestic Equity/
(Class 2)                and income over time.      Management Company          Large Cap Value
--------------------------------------------------------------------------------------------------
INTERNATIONAL FUND       Seeks growth of capital    Capital Research and        International
(Class 2)                over time.                 Management Company          Equity/
                                                                                International
--------------------------------------------------------------------------------------------------

 COHEN & STEERS VIF                                        INVESTMENT              ASSET CLASS/
  REALTY FUND, INC.       INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
COHEN & STEERS VIF       Seeks total return.        Cohen & Steers Capital      Alternative/REIT
REALTY FUND, INC.                                   Management, Inc.
--------------------------------------------------------------------------------------------------

   DAVIS VARIABLE              INVESTMENT                  INVESTMENT              ASSET CLASS/
 ACCOUNT FUND, INC.             OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
DAVIS VALUE PORTFOLIO    Seeks to provide long-     Davis Selected Advisers,    Domestic Equity/
                         term growth of capital.    LP                          Large Cap Value
                                                    Subadviser: Davis
                                                    Selected Advisers-NY,
                                                    Inc.
--------------------------------------------------------------------------------------------------

  DREYFUS VARIABLE                                         INVESTMENT              ASSET CLASS/
   INVESTMENT FUND        INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
DREYFUS VIF              Seeks long-term capital    The Dreyfus Corporation     Domestic Equity/
APPRECIATION             growth consistent with                                 Large Cap Blend
PORTFOLIO (Service       the preservation of        Subadviser: Fayez
Class)                   capital.                   Sarofim & Co.
--------------------------------------------------------------------------------------------------

EATON VANCE VARIABLE                                       INVESTMENT              ASSET CLASS/
        TRUST             INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
EATON VANCE VT           Seeks to provide a high    Eaton Vance Management      Fixed Income/
FLOATING-RATE INCOME     level of current                                       Money Market
FUND                     income.
--------------------------------------------------------------------------------------------------

 FEDERATED INSURANCE                                       INVESTMENT              ASSET CLASS/
       SERIES             INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
FEDERATED CAPITAL        Seeks capital              Federated Equity            Domestic Equity/
APPRECIATION FUND II     appreciation.              Management Company of       Large Cap Blend
(Primary Class)                                     Pennsylvania
--------------------------------------------------------------------------------------------------
FEDERATED KAUFMANN       Seeks capital              Federated Equity            Domestic Equity/
FUND II (Primary         appreciation.              Management Company of       Mid Cap Growth
Class)                                              Pennsylvania
--------------------------------------------------------------------------------------------------

 FRANKLIN TEMPLETON
 VARIABLE INSURANCE                                        INVESTMENT              ASSET CLASS/
   PRODUCTS TRUST         INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN        Seeks long-term capital    Templeton Investment        International
SECURITIES FUND          growth.                    Counsel, LLC                Equity/
(Class 2)                                                                       International
--------------------------------------------------------------------------------------------------
TEMPLETON GROWTH         Seeks long-term capital    Templeton Global            International
SECURITIES FUND          growth.                    Advisors Limited            Equity/
(Class 2)                                                                       Global
--------------------------------------------------------------------------------------------------

OPPENHEIMER VARIABLE                                       INVESTMENT              ASSET CLASS/
    ACCOUNT FUNDS         INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL      Seeks capital              OppenheimerFunds, Inc.      Domestic Equity/
APPRECIATION FUND/VA     appreciation.                                          Large Cap Growth
(Service Class)
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN         Seeks high total           OppenheimerFunds, Inc.      Domestic Equity/
STREET FUND(R)/VA        return.                                                Large Cap Blend
(Service Class)
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN         Seeks capital              OppenheimerFunds, Inc.      Domestic Equity/
STREET SMALL CAP         appreciation.                                          Small Cap Blend
FUND(R)/VA (Service
Class)
--------------------------------------------------------------------------------------------------

   PIMCO VARIABLE                                          INVESTMENT              ASSET CLASS/
   INSURANCE TRUST        INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
PIMCO                    Seeks to maximize real     Pacific Investment          Alternative/
COMMODITYREALRETURN      return consistent with     Management Company LLC      Commodity
STRATEGY PORTFOLIO       prudent investment
(Administrative          management.
Class)
--------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real         Pacific Investment          Fixed Income/Real
PORTFOLIO                return, consistent with    Management Company LLC      Return
(Administrative          preservation of capital
Class)                   and prudent investment
                         management.
--------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks to maximize total    Pacific Investment          Fixed Income/
PORTFOLIO                return, consistent with    Management Company LLC      Intermediate Term
(Administrative          preservation of capital
Class)                   and prudent investment
                         management.
--------------------------------------------------------------------------------------------------

  PIONEER VARIABLE                                         INVESTMENT              ASSET CLASS/
   CONTRACTS TRUST        INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
PIONEER EMERGING         Seeks long-term capital    Pioneer Investment          International
MARKETS VCT PORTFOLIO    appreciation.              Management, Inc.            Equity/
(Series II)                                                                     Emerging Markets
--------------------------------------------------------------------------------------------------

  PIONEER VARIABLE                                         INVESTMENT              ASSET CLASS/
   CONTRACTS TRUST        INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
PIONEER FUND VCT         Seeks reasonable income    Pioneer Investment          Domestic Equity/
PORTFOLIO (Series II)    and capital growth.        Management, Inc.            Large Cap Blend
--------------------------------------------------------------------------------------------------
PIONEER HIGH YIELD       Seeks to maximize total    Pioneer Investment          Fixed Income/
VCT PORTFOLIO (Series    return through a           Management, Inc.            High Yield
II)                      combination of income
                         and capital
                         appreciation.
--------------------------------------------------------------------------------------------------
PIONEER SMALL CAP        Seeks capital growth.      Pioneer Investment          Domestic Equity/
VALUE VCT PORTFOLIO                                 Management, Inc.            Small Cap Value
(Series II)
--------------------------------------------------------------------------------------------------

                                                           INVESTMENT              ASSET CLASS/
     PREMIER VIT          INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
OPCAP RENAISSANCE        Seeks long-term capital    OpCap Advisors LLC          Domestic Equity/
PORTFOLIO                appreciation and                                       Mid Cap Value
                         income.
--------------------------------------------------------------------------------------------------

   VAN KAMPEN LIFE                                         INVESTMENT              ASSET CLASS/
  INVESTMENT TRUST        INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
COMSTOCK PORTFOLIO       Seeks capital growth       Van Kampen Asset            Domestic Equity/
(Class I)                and income.                Management                  Large Cap Value
--------------------------------------------------------------------------------------------------

                                                           INVESTMENT              ASSET CLASS/
WANGER ADVISORS TRUST     INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
U.S. SMALLER             Seeks long-term growth     Columbia Wanger Asset       Domestic Equity/
COMPANIES (Class I)      of capital.                Management, L.P.            Small Cap Growth
--------------------------------------------------------------------------------------------------

In order to obtain copies of the Fund prospectuses, you may call one of our customer service representatives at 1-800-535-5549.

              CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS

We (and our affiliates) receive payments, which may be significant, from the Funds, their advisers, distributors, or affiliates thereof, in consideration for certain administrative and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive the following payments:

   - RULE 12b-1 AND SHAREHOLDER SERVICE FEES. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds' investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees range from 0.0% to 0.25% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.

   - ADMINISTRATIVE SERVICE PAYMENTS. We receive compensation from the investment adviser (or affiliates thereof) of the Funds for administrative and other services related to Separate Account operations. This compensation is paid out of the adviser's (or affiliate's) own resources and not out of Fund assets, and thus does not decrease the Funds' investment returns. The amount of this compensation is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. Currently, we receive administrative service payments ranging from 0.15% to 0.35%.

The combined percentages we receive with regard to each Fund currently range from 0.15% to 0.45%.

Additionally, retail mutual funds managed by the advisers or subadvisers of the Funds may be sold through our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), which also distributes the Contracts. These advisers and subadvisers (or their affiliates) may compensate MLPF&S, as a selling firm, with payments or non-cash compensation, such as compensation for certain marketing and distribution services, in connection with the retail mutual funds that they manage. In addition, consistent with NASD rules, Fund distributors and/or their affiliates may pay for or make contributions to MLPF&S for training and education seminars for MLPF&S employees, clients and potential clients, due diligence meetings regarding their funds, recreational activities, or other non-cash items. From time to time, MLPF&S may recognize certain Financial Advisors through promotional programs that include mutual funds. These programs may reward Financial Advisors with compensation, including attendance at off-site locations and/or various employee training sessions that may be sponsored or co-sponsored by mutual fund companies whose funds MLPF&S makes available, including the Fund advisers and/or subadvisers. These amounts may be significant and these programs may provide the Fund adviser and subadviser (or their affiliates) with increased visibility to MLPF&S's Financial Advisors, which are also involved in the distribution of the Contracts.

We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of account value allocated to the American Funds Asset Allocation, Bond, Growth, Growth-Income, and International Funds for the services it provides in marketing the Funds' shares in connection with the Contracts.

Furthermore, Merrill Lynch receives additional compensation on assets invested in Merrill Lynch's proprietary Funds (i.e., FAM Variable Series Funds, Inc., FAM Series Fund, Inc., and the MLIG Variable Insurance Trust) because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Merrill Lynch may receive more revenue with respect to proprietary Funds than nonproprietary Funds.

To the extent that a Fund, its investment adviser, or its affiliate pays us or our affiliates compensation that is more or less than 0.35% of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue, we may adjust the current asset-based insurance charge for that subaccount. If we adjust the asset-based insurance charge, for each 0.05% that the compensation we or our affiliates receive exceeds 0.35%, we reduce the asset-based insurance charge for that subaccount by 0.05%. Similarly, for each 0.05% that the compensation we or our affiliates receive is less than 0.35% of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue, we increase the asset-based insurance charge by 0.05%. For example, if we receive compensation from a Fund, its investment adviser, or its affiliate of 0.47%, we would decrease the asset-based insurance charge by 0.10%, not 0.12%, to 0.37% for that subaccount.

                         SELECTION OF UNDERLYING FUNDS

We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from contract owners.

You are responsible for choosing the subaccounts or an asset allocation model (See "Asset Allocation Program"), and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts or a model for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.

THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND OR MODEL. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

                       OTHER SHARE CLASSES AND PORTFOLIOS

The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the Contract. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the Contract.

             PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

                          SUBSTITUTION OF INVESTMENTS

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing account value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of premium payments or account value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the SEC and applicable state insurance departments. We will notify you of any substitutions.

FEATURES AND BENEFITS OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

As we describe the Contract, we will often use the word "you." In this context "you" means "contract owner."

                           OWNERSHIP OF THE CONTRACT

The contract owner (and any co-owner) is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by "non-natural persons" such as corporations or trusts. If you are a human being, you are considered a "natural person." You may designate a beneficiary. If you irrevocably name a beneficiary, you can later change the beneficiary only with the irrevocable beneficiary's written consent. If an owner dies before the annuity date, the beneficiary will receive a death benefit. You may also designate an annuitant.

Changing the           -  At any time prior to the annuity date, except when an owner is a non-natural person, you
Annuitant                 may change the annuitant subject to certain requirements and limitations.
                       -  If you change the annuitant, the new annuitant must not have been older than 80 years old on the contract date.
                       -  A change of annuitant cannot cause the maturity date to be later than the maturity date established on the contract date.
                       -  If you don't select an annuitant, you are the annuitant.
                       -  If you elected the GMIB, a change in annuitant may cause the GMIB rider to terminate or limit the GMIB, or reduce the period for exercising the GMIB.
                       -  If you elected the GMWB, you (and your spouse, if the Contract is co-owned) must be the annuitant (or joint annuitants, as applicable).

Changing the Owner     -  Upon written request, you may designate a new owner subject to certain requirements and limitations.
                       -  If you change the owner, the new owner must not have been older than 80 years old on the contract date.
                       -  A change in owner terminates all prior beneficiary designations, subject to the consent of any irrevocable beneficiary.
                       -  We are not responsible for the tax consequences of any change in ownership.
                       -  If you elected the GMDB or GMWB riders, a change in owner may cause the GMDB or GMWB riders to terminate or limit the GMDB or GMWB riders.

Co-owners of the       -  The Contract may be owned by co-owners, limited to two natural persons.
Contract               -  Co-owners must exercise all rights under the Contract jointly unless we allow them to elect otherwise.
                       -  Upon the death of either co-owner, the surviving co-owner will be deemed to be the primary beneficiary unless you specify another person as the primary beneficiary.
                       -  Co-owners may also designate a contingent beneficiary to receive benefits on the surviving co-owner's death.
                       -  Co-owner spouses must each be designated as beneficiary for the other.
                       -  If you elected the GMWB, owners also must be annuitants.
                       -  If you elected the GMWB, co-owners must also be spouses.

Continuing the         -  If an eligible spouse is named as the primary beneficiary, that spouse may continue the
Contract                  Contract at the death of the owner as the new owner under the spousal beneficiary continuation option.

Assigning the          -  Assignments will be subject to any payments made and any actions we take before a signed
Contract and              copy of the assignment is received at our Service Center.
Payments Under the     -  We are not responsible for determining whether an assignment is valid or for the tax
Contract                  consequences of any assignment.
                       -  No payment and no amount under this Contract can be taken or assigned in advance of its payment date unless we receive the owner's written consent.

                              ISSUING THE CONTRACT

ISSUE AGE. You can buy a Contract if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are not older than 80 years old. Annuitants also must not be older than 80 years old on the contract date.

INFORMATION WE NEED TO ISSUE THE CONTRACT. Before we issue the Contract, we need certain information from you. We may require you to complete and return a written application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the application, or the information provided, and you pay the initial premium, we'll issue a Contract. Generally, we'll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.

                     TEN DAY RIGHT TO REVIEW ("FREE LOOK")

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void.

To receive a refund, return the Contract to the Service Center or to the Financial Advisor who sold it. We will then refund your account value (less any bonus amounts) as of the date we receive your returned Contract plus any fees or charges imposed under the Contract. This amount may be more or less than your premiums.

                                    CLASSES

The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes different levels of surrender charges and asset-based insurance charges. In addition, the asset-based insurance charges vary by subaccount and may be higher for some subaccounts and lower for others. Depending on your needs and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following four available Classes of the
Contract:

B Class                   The B Class imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing
                          annually over 7 years following the premium payment and an asset-based insurance charge that varies by subaccount and currently ranges from 1.15% to 1.40% of subaccount assets
                          (guaranteed not to exceed 2.00%).

L Class                   The L Class reduces the period of time that a surrender
                          charge applies on withdrawals, but imposes a higher
                          asset-based insurance charge than the B Class. The L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4
                          years following the premium payment and an asset-based
                          insurance charge that varies by subaccount and currently
                          ranges from 1.35% to 1.60% of subaccount assets (guaranteed not to exceed 2.00%).

C Class                   The C Class imposes a surrender charge on withdrawals for
                          only one year after each premium payment, but imposes a
                          higher asset-based insurance charge than the B Class and L
                          Class. The C Class imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following the payment of each premium and an asset-based
                          insurance charge that varies by subaccount and currently
                          ranges from 1.50% to 1.75% of subaccount assets (guaranteed not to exceed 2.00%).


XC Class                  The XC Class adds a bonus amount to account value each time a premium payment is made, but imposes a longer surrender
                          charge period and a higher asset-based insurance charge than any other Class. The XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium
                          payment, reducing over 9 years following the premium
                          payment, and an asset-based insurance charge that varies by subaccount and currently ranges from 1.55% to 1.80% of
                          subaccount assets (guaranteed not to exceed 2.00%).

                          BONUS PAYMENT AND RECAPTURE

With regard to your initial premium payment, we will add the applicable bonus amount to your account value on the contract date. With regard to each additional premium payment, we will add the applicable bonus amount to your account value at the end of the valuation period during which that premium payment is received and accepted at our Service Center. The bonus amount is allocated among the subaccounts in the same manner as the corresponding premium payment.

Each premium payment is allocated to the bonus tiers shown below based on the amount of cumulative premium payments. Each bonus tier amount is the amount of the premium payment allocated to that tier multiplied by the current bonus percentage associated with that tier. The bonus amount attributable to the premium payment is the sum of the bonus tier amounts. Because of the way the tiers work it may not be advantageous to purchase multiple XC Class Contracts.

We may change the current bonus percentages, but they will never be less than the minimum bonus percentages listed in the table. Any changes may apply to newly issued Contracts and to subsequent premium payments for existing Contracts.

--------------------------------------------------------------------------------------------
                                             THEN MAXIMUM     THEN CURRENT     THEN MINIMUM
                                                BONUS            BONUS            BONUS
TIER   IF CUMULATIVE PREMIUM PAYMENTS ARE:  PERCENTAGE IS:   PERCENTAGE IS:   PERCENTAGE IS:
--------------------------------------------------------------------------------------------
  1    Less than or equal to $25,000              5.0%             4.5%             3.0%
--------------------------------------------------------------------------------------------
       Greater than $25,000 but less than
  2    or equal to $125,000                       5.5%             4.5%             3.0%
--------------------------------------------------------------------------------------------
       Greater than $125,000 but less than
  3    or equal to $500,000                       5.5%             4.5%             3.5%
--------------------------------------------------------------------------------------------
       Greater than $500,000 but less than
  4    or equal to $1,000,000                     6.0%             5.5%             4.0%
--------------------------------------------------------------------------------------------
  5    Greater than $1,000,000                    7.0%             5.5%             4.5%
--------------------------------------------------------------------------------------------

We may apply different bonus percentages to each premium payment by breaking out the payment according to the ranges in the above table and multiplying the portion of the payment allocated to each tier by that tier's current bonus percentage. However, a premium payment will only be allocated to the first tier if cumulative premium payments are less than or equal to $25,000. If the initial premium payment exceeds $25,000, the first tier will not apply and the second tier will apply to all cumulative premiums less than or equal to $125,000.

For example, an initial premium payment of $20,000 would receive a maximum bonus amount of $1,000 ($20,000 X 0.05 (tier 1)). If the initial premium payment is $100,000, the maximum bonus amount would be $5,500 ($100,000 X 0.055 (tier 2)).
However, an initial premium payment of $700,000 would receive a maximum bonus amount of $39,500 ($125,000 X 0.055 (tier 2) + $375,000 X 0.055 (tier 3) +
$200,000 X 0.06 (tier 4)). When calculating each bonus amount, "cumulative premium payments" do not include bonus amounts we have previously added to your account value.

From time to time, we may offer a promotional program with promotional rates for XC Class Contracts issued within specified periods of time (each a "Promotional Period"). Such promotional programs may apply to initial and/or subsequent premium payments received during the Promotional Period. Initial and/or subsequent premium payments received after the Promotional Period will receive the current bonus percentage in effect at that time. No bonus amount (or subsequent recapture thereof, as discussed below) applied pursuant to a promotional program will be based on a percentage that exceeds the maximum bonus percentages shown in the above table. We may terminate any promotional program, or offer another promotional program, at any time in our sole discretion.

If you return the Contract during the "free look" period (see "Ten Day Right to Review ("Free Look")"), we will take back all of the bonus amount(s) we added to your Contract (i.e., recapture it). In addition, we may recapture the bonus in other circumstances. If you surrender the Contract within the three year period following our receipt of a premium payment, we will recapture all or a portion of the bonus amount, if you make a partial withdrawal within the three year period following our receipt of a premium payment, we may recapture all or a portion of the bonus amount. The bonus recapture percentages are presented in the following schedule:

------------------------------------------------------------------------------
                                            BONUS RECAPTURE PERCENTAGE FOR
    COMPLETED YEARS SINCE RECEIPT         SURRENDERS AND PARTIAL WITHDRAWALS
------------------------------------------------------------------------------
                  0                                      100%
------------------------------------------------------------------------------
                  1                                       65%
------------------------------------------------------------------------------
                  2                                       30%
------------------------------------------------------------------------------
                 3+                                       0%
------------------------------------------------------------------------------

If you die (or upon the death of the first owner to die, if the Contract has co-owners, or the first annuitant, if any contract owner is not a natural person), we will only recapture the bonus amounts credited within the six months prior to the date of death and any bonus amount credited after the date of death. The amount recaptured will be based on the schedule shown above. If you die and your spouse continues the Contract, any remaining bonus amounts will no longer be subject to recapture. We do not recapture any bonus amounts on annuitization.

We will recapture bonus amounts from your account value at the end of the valuation period during which your transaction request or for payment of a death benefit, due proof of death is received and accepted at our Service Center.

For each premium payment, the bonus amount subject to recapture is equal to the applicable bonus recapture percentage multiplied by [(a) minus (b)] where:

     (a) is the bonus amount attributable to that premium; and

     (b) is the sum of: each previously recaptured bonus amount attributable to that premium payment divided by the bonus recapture percentage on the date such amount was recaptured.

If you make a partial withdrawal, we will deduct bonus amounts subject to recapture based on the associated premiums withdrawn from the Contract, which are assumed to be withdrawn on a "First In, First Out" (or "FIFO") basis. Currently, we do not recapture any bonus amounts on withdrawals that are within the "free withdrawal amount." The amount recaptured is based on the bonus amount subject to recapture multiplied by the ratio of: (i) the associated premium withdrawn which was subject to a surrender charge to (ii) the total amount of that premium remaining in the Contract immediately prior to the withdrawal which was subject to a surrender charge. We will deduct each recaptured bonus amount on a pro rata basis from among the subaccounts you are invested in, based on the ratio of your subaccount value to your account value before the partial withdrawal.

If we recapture a bonus, we will take back the bonus amount as if it had never been applied. However, you bear any investment loss and will retain any investment gain attributable to the bonus. We will not recredit any charges, including asset-based insurance charges, imposed on a bonus amount we later take back.



        For an example of how we calculate and recapture bonus amounts, see Appendix A.

        The XC Class imposes higher fees and charges that are used to fully or partially offset bonus amounts paid into the Contract. During the surrender charge period, the amount of the bonus may be more than offset by the applicable bonus recapture percentages, higher asset-based insurance charges, and higher surrender charges. Contract Classes that do not offer a bonus amount and have lower fees and charges may provide larger cash surrender values than the XC Class, depending on the performance of your chosen subaccounts. We encourage you to talk with your Financial Adviser and determine which Class of the Contract is most appropriate for you.

                                    PREMIUMS

MINIMUM AND MAXIMUM PREMIUMS. The initial premium must be $10,000 or more. The minimum subsequent premium is $50. The minimum premiums do not vary by Class. We may refuse to issue a Contract or accept additional premiums, if the total premiums paid under all variable annuity contracts issued by us and our affiliate, Merrill Lynch Life Insurance Company, on your life (or the life of any co-owner or the life of any annuitant, if the owner is a non-natural person) exceed $1,000,000. No additional premium payments will be accepted on or after the owner (or the annuitant if the owner is a non-natural person) reaches age 81 for XC Class Contracts; age 83 for B Class Contracts; and age 85 for L Class and C Class Contracts.

The Contract is only available as a nonqualified contract. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or Section 457(b) plan.

HOW TO MAKE PAYMENTS. You can pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account.

AUTOMATIC INVESTMENT FEATURE. You may make systematic premium payments on a monthly, quarterly, semi-annual, or annual basis. Each payment must be for at least $50. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. This feature cannot begin until at least 30 days after the contract date. If you select the Asset Allocation Program or the Rebalancing Program, premiums will be allocated based on the model or the specified subaccounts and percentages you have selected. If you elect the GMWB, the Automatic Investment Feature will terminate upon your first withdrawal. You may change the specified premium amount, the frequency, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this feature at any time.

PREMIUM INVESTMENTS. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest account value. Currently, you may allocate your premium among up to 20 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the Mercury Core Bond V.I. Subaccount, 58% allocated to the Mercury High Current Income V.I. Subaccount, and 30% allocated to the Mercury Large Cap Core V.I. Subaccount. However, you may not allocate 33 1/3% to the Mercury Core Bond V.I. Subaccount and 66 2/3% to the Mercury Large Cap Core V.I. Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. If your existing allocation instructions include any subaccounts that are closed, we will allocate amounts designated for such subaccount(s) pro rata among the remaining subaccounts you previously selected. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

                               ACCUMULATION UNITS

Each subaccount has a distinct value for each Class, called the accumulation unit value. The accumulation unit value for each Class and subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

        - We calculate a Class-specific accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open.

        - Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the accumulation unit value next calculated after our Service Center receives notice of the transaction.

        -  For premium payments, bonus amounts under an XC Class
           Contract, and transfers into a subaccount, accumulation units are purchased.

        - For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due, accumulation units are redeemed.

        - To the extent permitted by law, we may change when the accumulation unit value is calculated by giving you 30 days notice or we may defer calculation of the accumulation unit value if an emergency exists making valuation of assets in the Separate Account not reasonable practicable or if the SEC permits such deferral.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

        - We determine the number of accumulation units purchased by dividing the dollar value of the premium payment, bonus amount under an XC Class Contract, or the amount transferred into a Class of a subaccount by the value of one accumulation unit for that Class of the subaccount for the valuation period in which the premium payment or transfer is made or bonus amount is added.

        - Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a Class of the subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due by the value of one accumulation unit for that Class of a subaccount for the valuation period in which the redemption is made.

        - The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made.

        - The number of subaccount accumulation units will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the calculation of the accumulation unit values.

When we establish a subaccount, we set an initial value for an accumulation unit for each Class of that subaccount. Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for that Class and subaccount for the prior valuation period by the net investment factor for that Class and subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a Class of a subaccount from one valuation period to the next. For any Class of any subaccount, we determine the net investment factor by dividing the value of the assets of that subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for that Class and subaccount for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Charges, Deductions, and Credits - Other Charges.")

                          TRANSFERS AMONG SUBACCOUNTS

GENERAL. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts during the contract year, but we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We will deduct the transfer fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program," "Asset Allocation Program," and "Rebalancing Program.")

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of account value. You must transfer at least $100 or the total value of a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total value of that subaccount.

You may request transfers in writing or, once we receive proper telephone authorization, by telephone. Once we receive proper authorization, transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate. Transfers will be processed as of the end of the valuation period on the date the Service Center receives all the information necessary to process the transfer. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See "Other Information - Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

DISRUPTIVE TRADING. Frequent or short-term transfers among subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds' investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures ("Disruptive Trading Procedures"). We employ various means to try to detect such transfer activity, such as periodically examining the number of "round trip" transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.

Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a "warned" contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Policies. We currently do not, but may in the future, impose different restrictions, such as:

   - not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;
   - limiting the dollar amount or percentage of account value that may be transferred among the subaccounts at any one time; and
   -  imposing a redemption fee on certain transfers.

Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner's future transfers.

Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity.

The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. You should be aware that we may not have the contractual obligation or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. Accordingly, contract owners and other persons with interests in the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection provided by our Disruptive Trading Procedures.

Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Funds (and thus our contract owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds. To the extent permitted by applicable law, we also reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund's own policies and procedures on disruptive trading activities.

                         DOLLAR COST AVERAGING PROGRAM

WHAT IS IT? The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program may not begin until at least 30 days after the contract date. This program allows you to reallocate money at monthly or quarterly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly or quarterly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month or quarter we will transfer amounts from the subaccount that you designate to the subaccounts that you select, in accordance with your allocation instructions.

If you choose the Asset Allocation Program or the Rebalancing Program or if you elect GMWB, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

PARTICIPATING IN THE DCA PROGRAM. You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or, once we receive proper telephone authorization, by telephone. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

MINIMUM AMOUNTS. To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount from which the DCA transfers will be made. We determine the amount by multiplying the specified length of your DCA Program in months or quarters by your specified monthly or quarterly transfer amount. Amounts of $100 or more must be allotted for each transfer in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your selected subaccount drop below the selected monthly or quarterly transfer amount, we'll notify you that you need to put more money in to continue the program.

WHEN DO WE MAKE DCA TRANSFERS? You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 30 days after the contract date or the date we receive notice of your DCA election at our Service Center. We'll make subsequent DCA transfers on the same day of each succeeding month or quarter. You may change the frequency of the DCA transfers at any time. Currently, we don't charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

                            ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM.

GENERAL. We make available to contract owners an Asset Allocation Program, for which our affiliate, Roszel Advisors, LLC ("Roszel Advisors"), provides investment advice. Roszel Advisors is an investment adviser registered under the Investment Advisers Act of 1940. If you participate in the Asset Allocation Program, Roszel Advisors will serve as your investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing at any time after issue. If you elect the Asset Allocation Program you must include all account value in the Program. There is no charge for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of Roszel Advisors; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.

THERE IS NO ASSURANCE THAT INVESTMENT RETURNS WILL BE BETTER THROUGH PARTICIPATION IN THE ASSET ALLOCATION PROGRAM. YOUR CONTRACT MAY STILL LOSE MONEY AND EXPERIENCE VOLATILITY.

ASSET ALLOCATION MODELS. Except as described below, a contract owner electing to participate in the Asset Allocation Program (a "Program participant") will have his or her account value allocated according to one of the model portfolios developed by Roszel Advisors. There are currently six asset allocation models to choose from:
   -  Capital Preservation
   -  Income
   -  Income and Growth
   -  Growth
   -  Aggressive Growth
   -  All Equity Plus

When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her investment goals and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative. Each model identifies specific subaccounts and the percentage of premium or account value allocated to each of those subaccounts. The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.

All of the asset allocation models except the All Equity Plus model may include subaccounts which invest in fixed income funds, the concentration and selection of which depends on the particular investment risk for that model. It is intended that the All Equity Plus model will not use any fixed income funds and thus may be more aggressive than the other models available. You should only select the All Equity Plus model if it is appropriate for your investment goals and risk tolerance.

CHANGES TO THE COMPOSITION OF ASSET ALLOCATION MODELS. On a quarterly basis, Roszel Advisors reviews the asset allocation models and may adjust the composition of each model. Any adjustments become effective on the last business day of the calendar quarter.

If, as a result of such review, a change is made to an asset allocation model, Roszel Advisors will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a "self-directed portfolio"). Roszel Advisors provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, Roszel Advisors considers that participant to have rejected all future changes in the model and the Asset Allocation Program will be terminated. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will not receive a periodic review of or changes to his or her portfolio, as would be provided by Roszel Advisors for the asset allocation models. In addition, those participants will no longer receive written materials from Roszel Advisors about the changes being made to the models. However, those participants can elect at any time to again participate in the Asset Allocation Program.

Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided, prior to their decision to elect the Asset Allocation Program, with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of that calendar quarter.

INITIAL ALLOCATION TO THE SELECTED ASSET ALLOCATION MODEL. If you elect the Asset Allocation Program at the time you purchase a Contract, we will allocate your initial premium to the selected model on the contract date. If you elect the Asset Allocation Program at any time after the contract date, we will reallocate your account value in accordance with the selected model in effect as of the end of the valuation period when we receive the information necessary to process the request.

QUARTERLY REBALANCING. On the last business day of each calendar quarter, we automatically rebalance account value to maintain the subaccounts and percentages for each Program participant's selected asset allocation model. This quarterly rebalancing takes account of:

   - increases and decreases in account value in each subaccount due to subaccount performance,
   - increases and decreases in account value in each subaccount due to subaccount transfers, withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments (particularly if allocated to specific subaccounts designated by the contract owner), and
   -  any adjustments Roszel Advisors has made to the selected model.

If you elect the Asset Allocation Program after the Contract has been issued, the first quarterly rebalancing will occur at the end of the first calendar quarter following the election.

We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.

ALLOCATION OF FUTURE PREMIUMS. The asset allocation model that a Program participant selects will override any prior percentage allocations that the participant may have chosen and all future premiums will be allocated accordingly. For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of the Program participant's asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.

OTHER INFORMATION. At any time, a Program participant can request to change his or her selected model or the allocation of his or her account value among the subaccounts, or can elect to terminate the Asset Allocation Program. Roszel Advisors will contact Program participants at least annually to determine whether the participant's financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify Roszel Advisors of any changes to their financial situation or investment objectives or if they wish to change their selected model or create a self-directed portfolio.

Funds selected by Roszel Advisors to be part of an asset allocation model may be advised or subadvised by Roszel Advisors or one of its affiliates. To the extent that Roszel Advisors includes such proprietary Funds in its models, Roszel Advisors and/or its affiliates will receive additional compensation from the advisory fees of the Funds. (See "Certain Payments We Receive With Regard to the Funds" for information on compensation with regard to proprietary Funds.) Although Roszel Advisors and its affiliates may benefit financially from the inclusion of proprietary Funds in the asset allocation models, Roszel Advisers does not take such benefits into account in selecting the Funds for the models. You should be aware of this potential financial benefit, however, if you elect to participate in the Asset Allocation Program.

For more information on Roszel Advisor's role as investment adviser for Program participants, please see Roszel Advisor's brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to contract owners at the time they apply for a Contract. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.

Currently, we don't charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.

The Asset Allocation Program may be altered at any time by us.

                              REBALANCING PROGRAM

Under the Rebalancing Program, we will allocate your premiums and rebalance your account value quarterly, semi-annually, or annually based on the rebalancing date you select and according to the subaccounts and percentages you select based on your investment goals and risk tolerance.

If you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. You select the rebalancing frequency and the date for the initial rebalancing within certain limitations. The date you select cannot be earlier than 30 days from the contract date. On the date you select and on each rebalancing date thereafter based on the rebalancing frequency you select, we automatically reallocate your account value to maintain the particular percentage allocation among the subaccounts that you have selected. If based on your selected date, rebalancing would occur on a date that is not a business day, the rebalancing will occur on the business day following your selected date. You may change the frequency of the Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:

   - increases and decreases in account value in each subaccount due to subaccount performance, and
   - increases and decreases in account value in each subaccount due to withdrawals, transfers, and premium payments.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or, once we receive proper telephone authorization, by telephone. If you elect the Rebalancing Program, you must include all account value in the program. We allocate all premiums paid under the automatic investment feature and, unless you instruct us otherwise, all other premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot also elect the Rebalancing Program.

                              PARTIAL WITHDRAWALS

WHEN AND HOW PARTIAL WITHDRAWALS ARE MADE. Before the annuity date, you may make lump-sum withdrawals from the Contract. In addition, you may make systematic withdrawals. (See "Partial Withdrawals - Systematic Withdrawal Program"). Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured. (See "Features and Benefits of the Contract - Bonus

Payment and Recapture" for more information on bonus recapture.) We don't impose a surrender charge on withdrawals to the extent that they do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request.

THE "FREE WITHDRAWAL AMOUNT"       (a) = the sum of: 10% of the amount of each premium
EQUALS THE GREATER OF (a) OR       subject to a surrender charge (not to exceed the
(b), WHERE:                        amount of each premium that has not been previously
                                   withdrawn as of the beginning of the contract year);
                                   less any prior withdrawals during that contract year;
                                   and
                                   (b) = the gain in the Contract plus premiums
                                   remaining in the Contract that are no longer subject
                                   to a surrender charge.

THE GAIN IN THE CONTRACT IS        (a) = all premiums paid into the Contract less prior
DETERMINED AS THE EXCESS, IF       withdrawals of premiums, and
ANY, OF (b) OVER (a) WHERE:        (b) = the contract value just prior to the
                                   withdrawal.

Any amount previously withdrawn from the Contract during that contract year will be taken into account in determining the "free withdrawal amount" available as of the date of the withdrawal request. For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. We do not currently recapture bonus amounts for withdrawals within the "free withdrawal amount." Premiums are assumed to be withdrawn on a first-in, first-out ("FIFO") basis.

Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See "Federal Income Taxes.")
        EXAMPLE. Assume that you pay an initial premium of $100,000 and a B Class Contract is issued on April 1, 2006. Assume that your account value equals $105,000 on September 1, 2006 due to positive investment performance. On that date, you withdraw
        $20,000. The "free withdrawal amount" equals $10,000 determined as the greater of (a) 10% of each premium subject to a surrender charge (not to exceed the premiums that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year (10% of $100,000 =
        $10,000); and (b) gain ($105,000 - $100,000 = $5,000).
        Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a surrender charge.

Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value. You may make a withdrawal request in writing to our Service Center or, once you've submitted a proper telephone authorization form to our Service Center, by telephone, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account or sent to the address of record. We will process your partial withdrawal as of the end of the valuation period during which we receive the necessary information. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (EST), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See "Other Information - Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

MINIMUM AMOUNTS. The minimum amount that may be withdrawn is $100. We will not process a withdrawal which would reduce the surrender value below $5,000. We reserve the right to change these minimums.

SYSTEMATIC WITHDRAWAL PROGRAM. You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. We currently limit the total amount of these withdrawals in any contract year to the sum of: 10% of the amount of each premium subject to a surrender charge (not to exceed the amount of each premium that has not been previously withdrawn as of the beginning of the contract year); plus remaining premiums no longer subject to surrender charge. Each withdrawal must be for at least $100 and the remaining surrender value must be at least $5,000. You may change the specified dollar amount or frequency of withdrawals or stop the Systematic Withdrawal Program at any time upon notice to us. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value. This feature may not begin until at least 30 days after the contract date.

We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make any other changes to this program at any time. The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the Contract in the same contract year, exceed the "free withdrawal amount" described under "When and How Withdrawals are Made" above.

                                   SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal of the surrender value, subject to the following conditions.

  Surrenders                  -  Any request to surrender the Contract must be in writing.
                              -  The Contract must be delivered to our Service Center.
                              -  We will pay you an amount equal to the surrender value as of the end of the valuation period when we process the
                                 surrender, which is equal to the account value minus any
                                 surrender charge (which varies according to the Class of the
                                 Contract), minus any recaptured bonus amount (for XC Class
                                 Contracts), minus any applicable contract fee, minus any
                                 uncollected GMDB or GMWB Charge, minus any uncollected GMIB
                                 Charge, and minus any applicable charge for premium taxes.
                                 (See "Charges, Deductions, and Credits.")
                              -  We won't impose a surrender charge on the "free withdrawal amount" determined as of the date of the surrender request.
                                 (See "Partial Withdrawals" for a discussion of the
                                 calculation of the "free withdrawal amount.")
                              -  Surrenders are subject to tax and, if made prior to age
                                 59 1/2, may also be subject to a 10% federal penalty tax.

  Surrender Charges           -  B Class imposes a surrender charge on withdrawals equal to a
  by Class                       maximum of 7.0% of each premium payment, reducing annually over 7 years following the premium payment;
                              -  L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following the premium payment;
                              -  C Class imposes a surrender charge on withdrawals equal to
                                 2.0% of each premium payment during the first year following payment of such premium; and
                              -  XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following the premium payment.

For more information on surrender charges, see "Charges, Deductions, and Credits - Surrender Charge."

                    DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the owner is a natural person and the annuitant dies before the annuity date, and the annuitant is not the contract owner, the contract owner may designate a new annuitant. If a new annuitant is not designated, the contract owner (or the oldest co-owner) will become the annuitant. If the contract owner is not a natural person, upon the death of the annuitant (or the first annuitant to die if there are joint annuitants), no new annuitant may be named and the death benefit will be paid to the beneficiary. If the sole beneficiary is the deceased annuitant's surviving spouse, he or she may instead elect to continue the Contract. (See "Spousal Beneficiary Continuation Option.")

                                 DEATH BENEFIT

STANDARD DEATH BENEFIT. The Contract provides a death benefit to the beneficiary if you die (or upon the death of the first owner to die, if there are co-owners, or the annuitant (or the first annuitant to die if there are joint annuitants), if the owner is a non-natural person) before the annuity date. UNLESS YOU PURCHASE AN OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"), THE DEATH BENEFIT EQUALS THE ACCOUNT VALUE, LESS UNCOLLECTED CHARGES (AND FOR XC CLASS CONTRACTS, ANY BONUS AMOUNTS SUBJECT TO RECAPTURE), ON THE DEATH OF THE OWNER. (See "Features and Benefits of the Contract - Bonus Payment and Recapture" for more information on bonus recapture.) If any owner (or the annuitant, if the owner is a non-natural person) is over the age of 75 on the contract date, the GMDB options are not available so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

GMDB OPTIONS. For an additional charge, you may elect one of the GMDB options available under the Contract if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 75 or under on the contract date. IF YOU PURCHASE A GMDB, UNDER THE B CLASS, L CLASS, OR C CLASS CONTRACTS, THE DEATH BENEFIT EQUALS THE GREATER OF THE ACCOUNT VALUE LESS UNCOLLECTED CHARGES OR THE GMDB BASE (DESCRIBED BELOW). HOWEVER, IF YOU PURCHASE A GMDB UNDER THE XC CLASS CONTRACT, THE DEATH BENEFIT EQUALS THE GREATER OF THE ACCOUNT VALUE, LESS UNCOLLECTED CHARGES AND ANY BONUS AMOUNTS SUBJECT TO RECAPTURE ON THE DEATH OF THE OWNER, OR THE GMDB BASE. (See "Features and Benefits of the Contract - Bonus Payment and Recapture" for more information on bonus recapture.) If a contract owner dies (or the annuitant, if the owner is a non-natural person) within 90 days of the contract date or within 6 months of the date of a change of owner (except under the spousal beneficiary continuation option), the GMDB Base is zero and no GMDB will be payable. This limitation does not apply when there is a change of owner and the life upon which payment of the death benefit is based does not change.

The GMDB options are:

   -  Return of Premium GMDB

   -  Maximum Anniversary Value GMDB

Once you elect a GMDB option, you cannot change or cancel it. Although we currently permit a GMDB option to be elected at issue only, we reserve the right to permit contract owners to elect a GMDB after issue in the future. The GMDB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the GMDB rider), or if the Contract otherwise terminates. It may also terminate or the benefit may be reduced if there is a change of owner.

GMDB BASE - RETURN OF PREMIUM. If you purchase the Return of Premium GMDB, the GMDB Base equals:


     -  the premiums paid into the Contract
     less                                          For this formula, each "adjusted" withdrawal
                                                   equals the amount withdrawn multiplied by
     -  "adjusted" withdrawals from the            (a) / (b) where:
        Contract.
                                                     (a) = GMDB Base and
                                                     (b) = the account value.

                                                   Both (a) and (b) are calculated immediately
                                                   prior to the withdrawal.

GMDB BASE - MAXIMUM ANNIVERSARY VALUE. If you purchase the Maximum Anniversary Value GMDB, the GMDB Base equals the greatest of the anniversary values.

An anniversary value is equal to the contract value on the contract date or a contract anniversary increased by premium payments and decreased by "adjusted" withdrawals since the contract date or that anniversary. "Adjusted withdrawals" are calculated according to the formula used for the Return of Premium GMDB Base, as described above.

We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 80(th) birthday or the anniversary on or prior to your date of death. If the Contract has or had co-owners, we will use the oldest owner's 80(th) birthday or the anniversary on or prior to any owner's date of death. If an owner is a non-natural person, we will use the oldest annuitant's 80(th) birthday or the anniversary value on or prior to any annuitant's date of death.

If there is a change of owner and the GMDB continues, subsequent changes in owner will not increase the period of time used to determine anniversary values. At the time of the ownership change, if as of the contract date a new owner was older than the owner whose age is then being used to determine anniversary values and the period of time for calculating anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new owner, but it will not be reset to a date earlier than the date of the ownership change.
        For an example of the calculation of the Maximum Anniversary
        Value GMDB, see Appendix B.

CHANGE OF OWNER. For Contracts with a GMDB option, any change to the contract owner(s) will terminate the GMDB unless:

   - The new owner is a spouse or a child of the owner being changed and was age 75 or under on the contract date;
   -  An owner's spouse or child is removed as an owner; or
   - As a result of the creation or termination of a trust, the life upon which payment of the death benefit is based has not changed; or
   - The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not over age 75.

GMDB LIMITATION. If a contract owner dies (or the annuitant, if the owner is a non-natural person) within 90 days of the contract date or within 6 months of the date of a change of owner where there was a change in the life upon which payment of the death benefit is based (except under the spousal beneficiary continuation option), the GMDB Base is zero and no GMDB will be payable.

GMDB CHARGE. We deduct a charge for the selected GMDB option that compensates us for the costs and risks we assume in providing the GMDB benefit. (See "Charges, Deductions, and Credits - GMDB Charge.")

                            PAYMENT OF DEATH BENEFIT

Unless you have provided otherwise, the death benefit will be paid to, or in equal shares to:

     a. The primary beneficiary who survives you (or who survives the annuitant if the owner is a non-natural person); or, if no primary beneficiary survives you,

     b. The contingent beneficiary who survives you (or who survives the annuitant if the owner is a non-natural person); or, if no contingent beneficiary survives you,

     c.  Your estate.

If a beneficiary survives you, but dies before the death benefit is paid, the heirs or estate of such beneficiary are entitled to the death benefit that would otherwise have been paid to such beneficiary.

The beneficiary must receive his or her respective death benefit under one of the following payment options unless an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option. See "Spousal Beneficiary Continuation Option."

                               OPTION 1:  payment of the death benefit in a lump sum within five years of the date of such owner's death; or
Death Benefit               -
Payment Options
                               OPTION 2:  payment of the entire death benefit within five years of the date of such owner's death; or
                            -
                               OPTION 3:  payment of the death benefit under an annuity
                               option over the lifetime of such beneficiary, or over a
                               period that does not exceed the life expectancy, as defined by Internal Revenue Service regulations, of such
                               beneficiary, with payments starting within one year of the date of death of such owner. This option is not available if the beneficiary is a non-natural person.
                            -

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum unless there is an eligible spousal beneficiary, in which case we will automatically continue the Contract under the spousal beneficiary continuation option. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. We will not pay any remaining beneficiary his or her share of the death benefit until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death or until 60 days following our receipt of a certified death certificate, whichever is sooner.

If the age of an owner (or an annuitant, if the owner is a non-natural person) is misstated, any death benefit will be adjusted to reflect the correct age.

Death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes - Taxation of Death Benefit Proceeds.")

                    SPOUSAL BENEFICIARY CONTINUATION OPTION

If you die before the annuity date and your beneficiary is an eligible spousal beneficiary, your spouse may elect to continue the Contract. To be an eligible spousal beneficiary, the spouse must not have been older than age 80 on the contract date. If your spouse has not chosen a death benefit payment option by the end of the 60 day period following our receipt of a certified death certificate, we will continue the Contract under the spousal beneficiary continuation option. The "spousal continuation date" is the date on which the eligible spousal beneficiary provides all of the information required to continue the Contract or the date the spousal beneficiary continuation option is automatically applied.

Your spouse becomes the contract owner and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the account value less uncollected charges as of the spousal continuation date, we will increase the account value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. On the spousal continuation date, any increase will be allocated to subaccounts based on the ratio of account value in each subaccount to the account value prior to the increase. If your spouse is over age 75 on the spousal continuation date, any GMDB option will end.

Any GMIB rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was over age 75 on the contract date.

The GMWB rider may continue if an eligible spousal beneficiary is at least 60 years old on the spousal continuation date. (See "Guaranteed Minimum Withdrawal Benefit - Spousal Beneficiary," later in this Prospectus.)

                          PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules or regulations.

We may suspend or defer payments in the event that:

   a.  the New York Stock Exchange is closed;

   b. trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

   c. the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account's assets;

   d. the Securities and Exchange Commission by order so permits for the protection of security holders; or

   e. the payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

We reserve the right, at our option, to defer any payments in accordance with the deferment provisions of the Investment Company Act of 1940, as amended. We will add interest from the date of our receipt of a completed request to the date of payment if such payment is not made within 10 days following receipt of the completed request. The annual rate of interest will not be less than 3%.

                                CONTRACT CHANGES

Changes to the              -  Requests to change an owner, beneficiary, annuitant, or the
Contract                       annuity date of a Contract, if acceptable to us, will take effect as of the date you sign such a request, unless we
                               have already acted in reliance on the prior status.
                            -  We are not responsible for the validity of such a request.
                            -  Only our President, Vice President, Secretary, or Assistant
                               Secretary may change this Contract. No one else has
                               authority to modify or waive any provision of the Contract.
                            -  Any change must be in writing, signed, and received at our
                               Service Center.
                            -  At any time, we may make such changes to the Contract,
                               without your consent as required to make it conform with any law, regulation, or ruling issued by a government agency.
                            -  We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority
                               and you.

                                ANNUITY PAYMENTS

We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant's 90(th) birthday. If you do not select an annuity date, the annuity date is the maturity date. You may change the annuity date at any time before the maturity date.

Contract owners may select from a variety of fixed annuity payment options that we make available from those outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. You may change the annuity option before the annuity date. An option not set forth in this Prospectus may be chosen if it is acceptable to us.

We calculate your annuity payments as of the annuity date, not the date when the completed annuitization request form is received at the Service Center in good order. Until the annuity date, your account value will fluctuate in accordance with the performance of the investment options you have selected. After the annuity date, your Contract does not participate in the performance of the Separate Account. On the annuity date, the annuity value will be transferred to our general account and will be applied to the annuity option at the current payout rates, which we will furnish at your request. We determine the dollar amount of annuity payments by applying your annuity value (which equals your account value, less any uncollected GMDB charge, GMIB or GMWB charge and any applicable Contract fee, and any applicable premium taxes) on the annuity date to our then current annuity payout rates. Payout rates show the amount of periodic payment that a $1,000 value buys. These rates are based on the annuitant's age and sex (where permitted) and payment options and payment frequency at the time payments begin.

The payout rates cannot be less than the guaranteed payout rates which are based on the annuitant's "adjusted age", the guaranteed mortality table (if applicable), and the guaranteed interest rate.

The guaranteed interest rates will never be less than 1% per year. The interest rate is indexed and is determined as follows: for each calendar quarter the interest rate is equal to the average of 5-year constant maturity treasury rates as reported by the Federal Reserve over a consecutive 12 month period ending the second month of the previous calendar quarter, rounded to the nearest one-twentieth of 1%, less 1.25%.

You may choose to receive payments at any payment interval which we make available, but not less frequently than once per year. If the annuity value on the annuity date is less than $2,000, we will pay the annuity value in a lump sum. If any annuity payment would be less than $20, we may change the frequency of payments so that all payments will be at least $20. If after the change in frequency, the annual payment is less than $20, we will pay the annuity value in a lump sum. Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

The amount of your annuity payments will not be less than those that would be provided by the application of the annuity value to purchase any single premium immediate annuity contract we then offered to the same class of annuitants.

EVIDENCE OF SURVIVAL. We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.

GENDER-BASED ANNUITY PURCHASE RATES. The Contract provides for gender-based annuity purchase rates when life annuity options are chosen.

MISSTATEMENT OF AGE OR SEX. We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the Contract are based on such person's age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.

Once annuity payments have begun, any amount we have overpaid as a result of such misstatement will be deducted from the next payment(s) made by us under the Contract. Any amount we have underpaid will be paid in full with the next payment made by us. We may pay interest on the underpayment at the rate required by the law.

                                ANNUITY OPTIONS

The following fixed annuity payment options may be available. We may in the future offer more or fewer options. You may choose another option that is not set forth in this Prospectus if it is acceptable to us. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid.

DEATH OF OWNER DURING THE ANNUITY PERIOD. If an owner who is not an annuitant dies during the annuity period, any remaining payments under the annuity option in effect will continue to be made at least as rapidly as under the distribution method in effect as of such owner's death. Upon such death, if there is no surviving co-owner, the beneficiary will become the owner.

DEATH OF ANNUITANT DURING THE ANNUITY PERIOD. If the annuitant under an Annuity Option, or the last surviving joint annuitant under a Joint and Survivor Annuity Option, dies while any guaranteed amounts remain unpaid, the owner, or the beneficiary if there is no surviving owner, may choose either:

   (a)  to receive payments for the remainder of the period guaranteed; or

   (b) to receive the present value of the remaining guaranteed payments in a lump sum.

The interest rate used to calculate any present value is the interest rate we used on the annuity date to compute the amount of the annuity payments.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

         Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

PAYMENTS OF A FIXED    We will make equal payments in an amount you choose until
AMOUNT                 the sum of all payments equals the annuity value applied,
                       increased for interest credited. The amount you choose must provide at least ten years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the guaranteed amount has been paid, you (or if no surviving owner, the beneficiary) may elect to have payments continued
                       for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

PAYMENTS FOR A         We will make equal payments for a period you select of at
FIXED PERIOD           least ten years. These payments don't depend on the
                       annuitant's life. If the annuitant dies before the end of
                       the period, you (or if no surviving owner, the beneficiary)
                       may elect to have payments continued for the period
                       guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

*LIFE ANNUITY          We make payments for as long as the annuitant lives.
                       Payments will cease with the last payment made before the
                       annuitant's death.

LIFE ANNUITY WITH      We make payments for as long as the annuitant lives. In
PAYMENTS GUARANTEED    addition, even if the annuitant dies before the period ends,
FOR 5, 10, 15, OR      we guarantee payments for 5, 10, 15, or 20 years. If the
20 YEARS               annuitant dies before the guarantee period ends, you (or if no surviving owner, the beneficiary) may elect to have
                       payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

LIFE ANNUITY WITH      We make payments for as long as the annuitant lives. In
GUARANTEED RETURN      addition, even if the annuitant dies, we guarantee payments
OF ANNUITY VALUE       until the sum of all annuity payments equals the annuity
                       value applied. If the annuitant dies while guaranteed
                       amounts remain unpaid, you (or if no surviving owner, the
                       beneficiary) may elect to have payments continued for the
                       amount guaranteed or to receive the present value of the
                       remaining guaranteed amount in a lump sum.

*JOINT AND SURVIVOR    We make payments for the lives of the annuitant and a
LIFE ANNUITY           designated second person. Payments will continue as long as either one is living.

JOINT AND SURVIVOR     We make payments during the lives of the annuitant and a
LIFE ANNUITY WITH      designated second person. Payments will continue as long as
PAYMENTS GUARANTEED    either one is living. In addition, even if the annuitant and
FOR 5, 10, 15, OR      the designated second person die before the guaranteed
20 YEARS               period ends, we guarantee payments for 5, 10, 15, or 20
                       years. If the annuitant and the designated second person die before the end of the period, you (or the beneficiary if
                       there is no surviving owner) may elect to have payments
                       continued for the period guaranteed or to receive the
                       present value of the remaining guaranteed payments in a lump sum.

                       GUARANTEED MINIMUM INCOME BENEFIT

GENERAL. If you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based, we offer an optional Guaranteed Minimum Income Benefit ("GMIB") for an additional charge. The GMIB provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider. If you elect the GMIB rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. YOU MAY NEVER NEED TO RELY UPON THE GMIB RIDER, WHICH SHOULD BE VIEWED AS A PAYMENT "FLOOR." You must annuitize under the terms and conditions of the GMIB rider to obtain any benefit from the GMIB. If you do not annuitize under the GMIB rider, the charges collected for this benefit will not be refunded. There is a waiting period of 10 years from the contract date before you can annuitize under the GMIB rider. If you elect the GMIB, you cannot elect the GMWB.

If you decide that you want the protection offered by the GMIB rider, you must elect it at issue. You cannot elect the GMIB rider if the annuitant or joint annuitant is older than age 75 on the contract date. You may not cancel the GMIB rider once elected. The GMIB rider will terminate upon full surrender, annuitization (under the Contract or the GMIB rider), expiration of the last exercise period, death, or termination of the Contract. The GMIB rider will also terminate if the annuitant or joint annuitant is

-------------------------------

* These  options are "pure" life annuities. Therefore, it is possible for the payee to receive only  one annuity payment  if the  person (or persons)  on whose  life
  (lives)  payment is  based dies  after only  one payment  or to  receive only two annuity payments if  that person (those  persons) dies after  only two  payments, etc.

changed and the new annuitant or joint annuitant was older than age 75 on the contract date. However, the GMIB rider will not terminate at death if an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option, unless the annuitant is also changed and the new annuitant was older than age 75 on the contract date. If there is a change of annuitant and the rider continues, the GMIB may be reduced and the last exercise date may be reset to an earlier date.

        IMPORTANT INFORMATION ABOUT THE GMIB RIDER:

        - If you do not annuitize under the GMIB rider, we will not refund the GMIB charges.

        - There is a 10-year waiting period before you can annuitize under the GMIB rider.

        - You must elect the GMIB rider at issue.

        - Once you elect the GMIB rider, you cannot cancel it.

        - You cannot elect the GMIB rider if the annuitant and the joint annuitant (if any) are older than age 75 on the contract date.

        - If you elect the GMIB rider, we may in the future require you to use our quarterly rebalancing program and comply with investment allocation restrictions and guidelines. These restrictions and guidelines are further discussed later in this Prospectus. If you do not comply with the restrictions and guidelines within a certain timeframe, we may charge you more for the benefit.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME. If you elect the GMIB rider, we determine the amount of minimum income available to you on the date you exercise the GMIB rider by applying the GMIB Base (less applicable premium taxes) to the GMIB Annuity Option Payout Rates ("GMIB rates") for the annuity option you select.

        THE GMIB BASE IS ONLY USED TO CALCULATE THE GMIB, AND DOES NOT ESTABLISH OR GUARANTEE AN ACCOUNT VALUE, CASH VALUE, MINIMUM DEATH BENEFIT, OR A MINIMUM RETURN FOR ANY SUBACCOUNT.

Because the GMIB rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB rider as a payment "floor." Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex and ages of the annuitant and any joint annuitant.

GMIB BASE. The GMIB Base equals the greater of the GMIB MAV Base and the GMIB Roll-Up Base.

GMIB MAV BASE. The GMIB MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premium payments and decreased by "adjusted" withdrawals since the contract date or that anniversary.

        For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by (a) / (b) where:
          (a) = GMIB MAV Base and
          (b) = the account value.
        Both (a) and (b) are calculated immediately prior to the withdrawal.

We will calculate an anniversary value on the contract date and on each contract anniversary thereafter through the earlier of the contract anniversary on or following the oldest annuitant's 80(th) birthday and the date you exercise your GMIB. Changes in the annuitant may cause the rider to terminate. If the rider continues in effect, changes in the annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating the anniversary values has not ended, then the limitation date for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

GMIB ROLL-UP BASE. The GMIB Roll-Up Base equals the sum of GMIB Roll-Up Base A and GMIB Roll-Up Base B. Dividing the GMIB Roll-Up Base into these components allows us to apply different rates of interest to the GMIB Roll-Up Base associated with certain subaccounts (called "Restricted Subaccounts.") The Restricted Subaccounts currently include the Mercury Domestic Money Market V.I. Subaccount, the Eaton Vance VT Floating-Rate Income Subaccount, and the Roszel/JPMorgan Multi-Cap Market Neutral Subaccount.

   GMIB ROLL-UP BASE A:  GMIB Roll-Up Base A is equal to:

      - the initial premium allocated to subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5%, plus

      - subsequent premiums allocated to an account value transferred into subaccounts other than the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 5%, less

      - all "adjusted" withdrawals and all transfers from subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 5%.

   The GMIB Roll-Up Base A will not be less than zero.



        For this formula, each "adjusted" withdrawal from subaccounts other than the Restricted Subaccounts is equal to the amount of such withdrawal multiplied by an adjustment factor.



        If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the adjustment factor is 1.0.



        If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the adjustment factor is (a) divided by (b) where:



          (a) = GMIB Roll-Up Base A and



          (b) = the account value in all subaccounts other than the Restricted Subaccounts.



        Both (a) and (b) are calculated immediately prior to the withdrawal.

   GMIB ROLL-UP BASE B:  GMIB Roll-Up Base B is equal to:

      - the initial premium allocated to the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 3%, plus

      - subsequent premiums allocated to and account value transferred into the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 3%, less

      - all "adjusted" withdrawals and all transfers from the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 3%.

   The GMIB Roll-Up Base B will not be less than zero.

        For this formula, each "adjusted" withdrawal from Restricted Subaccounts is equal to the amount of such withdrawal multiplied by an adjustment factor.



        If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the adjustment factor is 1.0.



        If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the adjustment factor is (a) divided by (b) where:



          (a) = GMIB Roll-Up Base B and



          (b) = the account value in the Restricted Subaccounts.



        Both (a) and (b) are calculated immediately prior to the withdrawal.

GMIB LIMITATIONS. The period during which the interest will accrue for purposes of calculating the GMIB Roll-Up Base A or the GMIB Roll-Up Base B is limited. Interest accrues until the earliest of:

   1.  The 20(th) contract anniversary;

   2. The contract anniversary on or following the oldest annuitant's 80(th) birthday; or

   3.  The date you exercise your GMIB.

If there is a change in annuitant and the GMIB continues, subsequent changes in annuitant will not increase the period of time used to determine interest. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

ALLOCATION GUIDELINES AND RESTRICTIONS. We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider to allocate at least 35% and no more than 85% to subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories. The subaccounts currently available in these investment categories are listed in Appendix E.

We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the "Fee Table."

CONDITIONS FOR ELECTING TO RECEIVE INCOME PAYMENTS. You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10(th) contract anniversary. AFTER THE WAITING PERIOD, YOU MAY ONLY EXERCISE THE GMIB ON A CONTRACT ANNIVERSARY OR WITHIN THE 30 DAYS IMMEDIATELY FOLLOWING THAT CONTRACT ANNIVERSARY. The last timeframe within which you can exercise the GMIB begins at the contract anniversary on or following the 85(th) birthday of the oldest annuitant or joint annuitant named at any time under the GMIB rider and expires 30 days later. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB rider if either the annuitant or joint annuitant is older than age 75 on the contract date.

If you annuitize your Contract at any time other than during a permitted exercise period, the GMIB is not available. For example, you cannot exercise the rider if you annuitize your Contract twelve and one half years after you purchase the Contract or seven years after you purchase the Contract. You are not required to use the GMIB rider to receive annuity payments. However, we will not refund fees paid for the GMIB rider if you annuitize outside of the terms and conditions of the GMIB rider.

AVAILABLE ANNUITY OPTIONS. The annuity options available when using the GMIB to receive your fixed income are limited to the following:

   -  Life Annuity
   -  Joint and Survivor Life Annuity
   -  Life Annuity with Payments Guaranteed for 10 Years
   -  Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB rider.

CHANGE OF ANNUITANT. If an annuitant or joint annuitant is changed and, as of the contract date, the new annuitant or joint annuitant was older than age 75, the GMIB rider will terminate. Otherwise, if the new annuitant's or joint annuitant's age on the contract date was older than the age of the oldest annuitant currently being used to determine the GMIB, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant's or joint annuitant's age. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB rider will terminate.

GMIB CHARGE. We deduct a charge for the GMIB rider that compensates us for the costs and risks we assume in providing this benefit. (See "Charges, Deductions, and Credits - GMIB Charge.")

         For an example of the calculation of the GMIB, see Appendix C.

                     GUARANTEED MINIMUM WITHDRAWAL BENEFIT

GENERAL

If you are concerned that poor subaccount investment performance may adversely impact the amount of money you can withdraw from your Contract, we offer an optional Guaranteed Minimum Withdrawal Benefit ("GMWB") rider for an additional charge. If you elect the GMWB, you can take minimum annual payments regardless of your account value during your lifetime. This means that regardless of poor subaccount investment performance, you can take withdrawals each contract year up to a specified amount, referred to as the Guaranteed Lifetime Amount. If you elect the GMWB you cannot elect the GMIB.

You should not elect the GMWB if:

      - you plan to take withdrawals in excess of the Guaranteed Lifetime Amount each contract year because such excess withdrawals may significantly reduce or eliminate the value of the benefit; or

      - you are interested in long-term accumulation rather than current payments and are not interested in the protection the benefit provides.

WHAT IS THE GMWB?

The GMWB is an optional rider that permits you to receive annual minimum payments regardless of your account value during your lifetime (or until the second owner's death if there are co-owners). There is an additional charge for this rider.

        IMPORTANT INFORMATION ABOUT THE GMWB RIDER:

        - If you do not choose to take withdrawals while this rider is in effect, we will not refund the GMWB charges.

        - You and your co-owner (if applicable) must be at least 60 and not more than 80 years old when you elect the GMWB rider.

        - If you elect the GMWB, certain investment allocation guidelines and restrictions apply, including participating in a Quarterly Rebalancing Program or use of specified models under the Asset Allocation Program. These restrictions and guidelines are further discussed later in this Prospectus.

        - For both new and existing Contracts, you may elect EITHER the GMWB or the GMIB, BUT NOT BOTH optional benefits.

        - Please note that ALL withdrawals -- even withdrawals made while the GMWB is in effect -- REDUCE YOUR ACCOUNT VALUE AND DEATH BENEFIT.

        - We will not accept additional premium payments after you take your first withdrawal after the GMWB Effective Date.

HOW DO I ELECT THE GMWB RIDER?

For new Contracts, you may elect to add the GMWB rider when you purchase your Contract. For existing Contracts, you may elect to add the GMWB rider on each third contract anniversary, provided you did not already elect the GMIB and provided the feature is still available. If you wish to add the GMWB rider to your Contract and the GMWB is still available for sale, you must notify our Service Center in writing at least three days but not more than 90 days prior to such date. The rider then will be effective on that third contract anniversary.

        IMPORTANT TERM: THE GMWB EFFECTIVE DATE IS THE DATE THE GMWB RIDER BECOMES EFFECTIVE.

You may elect the GMWB rider only if you (and your co-owner, if any) are at least 60 years old and not more than 80 years old on the GMWB Effective Date. If the owner is an individual natural person, then the owner also must be the annuitant. If the owner is a non-natural person (such as a trust), all references to owner shall mean annuitant and the age of the annuitant (and the age of a joint annuitant, if applicable) will be used. Co-owners and joint annuitants may only be spouses when the GMWB rider is in force. If there are co-owners, they also must be joint annuitants. If there are joint annuitants, they also must be co-owners, unless the owner is a non-natural person.

If you elect the GMWB, you may not elect and/or continue the DCA Program discussed earlier in this Prospectus. In addition, after the first withdrawal following the GMWB Effective Date, we will terminate the Automatic Investment Feature.

WHEN MAY I TAKE WITHDRAWALS?

Once you elect the GMWB rider, any withdrawal will be subject to the terms of the GMWB rider. This means that any withdrawal amount (including the "free withdrawal amount"), if greater than the Guaranteed Lifetime Amount, will also reduce your benefit base as well as your account value. The "free withdrawal amount" is discussed earlier in this Prospectus.

In order to receive your guaranteed payments, you must request to withdraw up to the Guaranteed Lifetime Amount each contract year on or after the GMWB Effective Date. You should note that as long as you have made no withdrawals the Guaranteed Lifetime Amount can increase for ten years after the GMWB becomes effective. (See definitions of "Lifetime Income Percentage" and "GMWB Base" below, to learn how your Guaranteed Lifetime Amount can increase during the ten-year period.) Once you take your first withdrawal after electing the GMWB, the GMWB Base will not increase in the same manner as before the withdrawal. It can only increase to equal the contract value, if greater, on each third contract anniversary.

WHAT IS THE GUARANTEED LIFETIME AMOUNT?

We determine your Guaranteed Lifetime Amount by multiplying the GMWB Base by a percentage based on age at the time of your first withdrawal on or after the GMWB Effective Date. This rate is called a Lifetime Income Percentage.

          LIFETIME INCOME PERCENTAGE X GMWB BASE = GUARANTEED LIFETIME
                                     AMOUNT

More specifically, we determine the initial Lifetime Income Percentage based on your age (or the age of the younger owner if there are co-owners) on the date of the first withdrawal on or after the GMWB Effective Date in accordance with the following chart.

------------------------------------------------------------------------------
  AGE OF (YOUNGER) OWNER WHEN FIRST
 WITHDRAWAL IS TAKEN ON OR AFTER THE
         GMWB EFFECTIVE DATE                  LIFETIME INCOME PERCENTAGE
------------------------------------------------------------------------------
                60-64                                    4.5%
------------------------------------------------------------------------------
                65-69                                    5.0%
------------------------------------------------------------------------------
                70-74                                    5.5%
------------------------------------------------------------------------------
                75-79                                    6.0%
------------------------------------------------------------------------------
                 80+                                     7.0%
------------------------------------------------------------------------------

Once you have elected the rider, if you change the contract owner or add a co-owner, the Lifetime Income Percentage may change because we base the Lifetime Income Percentage on the (younger) owner's age at the time of the first withdrawal. Any change in the GMWB Base or the Lifetime Income Percentage will also change the Guaranteed Lifetime Amount.

        EXAMPLE: To help understand how we calculate the Guaranteed Lifetime Amount, assume that you are age 65 and purchase an L Class Contract with the GMWB rider with an initial premium of $100,000. You do not make any additional premium payments and take your first withdrawal on the fifth contract anniversary. The Lifetime Income Percentage locks in at 5.5% since you are age 70 at the time of the first withdrawal. If your GMWB Base equals $140,000 at such time, then the Guaranteed Lifetime Amount will equal $7,700 ($140,000 X .055). If you add your spouse as a co-owner, age 66, on the next contract anniversary, then your Lifetime Income Percentage will be reduced to 5.0%, since your spouse was age 65 at the time you made your first withdrawal and your Guaranteed Lifetime Amount will equal $7,000 ($140,000 X .05).

WHAT IF I WITHDRAW LESS THAN THE GUARANTEED LIFETIME AMOUNT EACH YEAR?

You may take withdrawals equal to or less than the Guaranteed Lifetime Amount during each contract year. If you choose to receive only a part of, or none of, your Guaranteed Lifetime Amount in any given contract year, you should be aware that your guaranteed minimum payments are not cumulative. You cannot carry over any unused guaranteed minimum payments to any future contract years. The following example is helpful to understand this concept:

        EXAMPLE: If your Guaranteed Lifetime Amount is $1,500 and you withdraw $1,000 during (the current) contract year, your Guaranteed Lifetime Amount will not increase the next contract year by the $500 you did not withdraw in the current contract year.

We do not impose a surrender charge on withdrawals up to the Guaranteed Lifetime Amount each contract year.

WHAT IF I WITHDRAW MORE THAN THE GUARANTEED LIFETIME AMOUNT IN A CONTRACT YEAR?

Each contract year, you may withdraw more than the Guaranteed Lifetime Amount in effect at the time of the withdrawal request. We refer to the portion of any withdrawal that causes cumulative withdrawals in a given year to exceed the Guaranteed Lifetime Amount as an "excess withdrawal." An excess withdrawal could significantly reduce your GMWB Base and thereby reduce the amount of your future Guaranteed Lifetime Amount.

If cumulative withdrawals in a contract year have already exceeded the Guaranteed Lifetime Amount in effect at the time of a withdrawal request, then the entire amount of that withdrawal will be treated as an excess withdrawal.

        IMPORTANT: EXCESS WITHDRAWALS WILL REDUCE YOUR GMWB BASE AND MAY DO SO BY SUBSTANTIALLY MORE THAN THE ACTUAL AMOUNT OF THE EXCESS WITHDRAWAL. EXCESS WITHDRAWALS WILL ALSO REDUCE YOUR GUARANTEED LIFETIME AMOUNT.

WHAT IS THE GMWB BASE?

As noted above, the GMWB Base is used to calculate the Guaranteed Lifetime Amount and determine the GMWB charge. This is important because when the GMWB Base increases, the Guaranteed Lifetime Amount and the GMWB charge also increase.

Prior to your first withdrawal (for up to 10 years after the GMWB Effective
Date), your GMWB Base will equal your GMWB Maximum Anniversary Value ("MAV") Base. (See "GMWB MAV Base" for how we calculate the GMWB MAV Base.) However, once you take your first withdrawal on or after the GMWB Effective Date, the GMWB Base will not increase in the same manner as before the withdrawal. Instead, the GMWB Base may only be increased through automatic step-ups on every third contract anniversary after the first withdrawal. The GMWB Base will be reset to equal your contract value, if higher.

        IMPORTANT: YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS IF YOU HAVE ELECTED THE GMWB. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GMWB. FOR EXAMPLE, YOU WILL NOT BE ABLE TO INCREASE YOUR GMWB BASE BY MAKING ADDITIONAL PREMIUM PAYMENTS AND YOU WILL LOSE THE POTENTIAL FOR INCREASES THROUGH ANNUAL STEP-UPS. IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.

No additional premiums can be paid after the date of your first withdrawal on or after the GMWB Effective Date. Please note that if you elected our Automatic Investment Feature (discussed earlier in this Prospectus), it will automatically terminate upon your first withdrawal.

        IMPORTANT:  THE GMWB BASE IS USED ONLY TO CALCULATE THE
        GUARANTEED LIFETIME AMOUNT AND THE GMWB CHARGE, AND DOES NOT ESTABLISH OR GUARANTEE AN ACCOUNT VALUE, SURRENDER VALUE,
        MINIMUM DEATH BENEFIT, OR A MINIMUM RETURN FOR ANY SUBACCOUNT.

WHEN AND HOW IS THE GMWB         Calculation of your GMWB Base depends on when you make your
BASE CALCULATED?                 first withdrawal. There are three distinct time periods
                                 that are important to consider:
     (1) ON THE GMWB EFFECTIVE   If the GMWB Effective Date is the contract date, the GMWB
       DATE                      Base equals the initial premium. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value on the GMWB Effective Date.
     (2) PRIOR TO THE FIRST      Prior to the first withdrawal after the GMWB Effective
       WITHDRAWAL                Date, the GMWB Base equals the GMWB MAV Base.
                                 GMWB MAV BASE: The GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of
                                 (a) plus (b) where:
                                   (a) is the GMWB Base on the GMWB Effective Date, or is
                                 the contract value on each contract anniversary thereafter;
                                       and
                                   (b) is the sum of all additional premiums since the last
                                 contract anniversary.
                                 As long as the rider is in effect, we will calculate an
                                 anniversary value on the GMWB Effective Date and on each
                                 contract anniversary thereafter through the earlier of the date you take your first withdrawal (on or after the GMWB
                                 Effective Date) and the 10th contract anniversary following the GMWB Effective Date.

                                 NO ADDITIONAL ANNIVERSARY VALUES WILL BE CALCULATED
                                 THEREAFTER FOR PURPOSES OF DETERMINING THE GMWB MAV BASE.

     (3) ON AND AFTER THE        If you have not exceeded the Guaranteed Lifetime Amount
       FIRST WITHDRAWAL          during a contract year, the GMWB Base does not change. It
                                 equals the GMWB Base immediately prior to a withdrawal.
                                 However, the GMWB Base on and after any excess withdrawal
                                 will equal the lesser of:
                                   (a) the GMWB Base immediately prior to such withdrawal
                                 less the Adjusted Excess Withdrawal; and

                                          ADJUSTED EXCESS WITHDRAWAL = EXCESS
                                 WITHDRAWAL X GMWB BASE/ACCOUNT VALUE,
                                 WHERE BOTH THE GMWB BASE AND THE ACCOUNT
                                 VALUE ARE DETERMINED IMMEDIATELY PRIOR TO SUCH
                                 EXCESS WITHDRAWAL.

                                   (b) the account value after the excess withdrawal.
                                 Please note that if the first withdrawal occurs on a
                                 contract anniversary, the GMWB Base immediately prior to
                                 such withdrawal will be adjusted to reflect the anniversary value (if higher) on that date prior to the withdrawal.
AUTOMATIC STEP-UP                On each third contract anniversary after the first
                                 withdrawal, if the contract value is greater than the GMWB
                                 Base, we will increase or "step-up" the GMWB Base to equal such value. The GMWB charge percentage will not change as a result of any step-up.

ARE SURRENDER CHARGES APPLICABLE TO EXCESS WITHDRAWALS?

As noted above, we do not impose surrender charges on cumulative withdrawals in any given contract year, up to the Guaranteed Lifetime Amount. However, such withdrawals are counted toward the free withdrawal amount for purposes of calculating the surrender charge, if any, applicable to excess withdrawals. Please refer to the explanation of how the free withdrawal amount is calculated under "Partial Withdrawals," earlier in this Prospectus. A surrender charge will apply if the excess withdrawal is attributable to premiums that are still subject to a surrender charge under your Contract. (See "Charges, Deductions, and Credits -- Surrender Charge" and "Charges, Deductions, and Credits -- How the Surrender Charge Works" later in this Prospectus for a discussion of how surrender charges are calculated.)

IS A MINIMUM SURRENDER VALUE REQUIRED AFTER A PARTIAL WITHDRAWAL?

While the GMWB rider is in effect, we will not require a minimum surrender value after a partial withdrawal, provided the partial withdrawal is not an excess withdrawal. If an excess withdrawal would reduce the contract value below $5,000, we will either deny the request or terminate the Contract.

MAY I CANCEL THE GMWB RIDER?

You may cancel the GMWB rider on each third contract anniversary after the contract date. You must notify our Service Center in writing at least three days but no more than 90 days prior to each such date for your cancellation to be effective on that third contract anniversary. You may be able to re-elect the GMWB rider after cancellation as described in "How Do I Elect the GMWB Rider?" above.

WHEN WILL THE GMWB RIDER TERMINATE?

The GMWB rider will terminate upon the earliest of:

     - full surrender;

     - annuitization (under the Contract);

     - death of second owner if there were co-owners and the contract was continued by the surviving spouse under the spousal beneficiary continuation option;

     - death of owner (if a natural person) if the Contract is not continued by an eligible spouse under the Spousal Beneficiary Continuation Option;

     - termination of the Contract;

     - change of owner resulting in termination of the rider, as discussed in "Change of Owner" below;

     - establishment of an annuity date as described in "What if my Account Value Reaches Zero?" below, when the GMWB Base is reduced to zero; or

     - cancellation of the GMWB rider.

All charges for this benefit will cease upon Contract termination. While the GMWB Rider is in effect, we will not terminate any Contract that qualifies for termination due to inactivity. (See "Features and Benefits of the Contract -- Inactive Contracts" later in this Prospectus.)

WHAT IF MY ACCOUNT VALUE REACHES ZERO?

If any withdrawal or deduction of fees or charges reduces the account value to zero and the resulting GMWB Base is greater than zero, all riders attached to the Contract will terminate and we will settle the GMWB. We will not settle the GMWB if your account value reduces to zero due to an Excess Withdrawal. In such an instance, your Contract will terminate under the Minimum Surrender Value provision.
                           HOW GMWB SETTLEMENT WORKS

        - We will pay the remaining Guaranteed Lifetime Amount, if any, not yet withdrawn in the current contract year, in a lump sum.

        - We will establish an annuity date no earlier than the contract anniversary following the date of the transaction that reduced the account value to zero.

        - We will pay a monthly payment equal to the Guaranteed Lifetime Amount divided by 12 until the death of the (second) annuitant.

Please note that we may accept different payment intervals or other lifetime annuity options, but your annuity payments will be reduced. Also if you request a full surrender and your account value at the time of the request is less than your remaining Guaranteed Lifetime Amount for that contract year, first, we will pay you a lump sum equal to such remaining Guaranteed Lifetime Amount. We will then establish an annuity date, as described immediately above. As with any distribution from the Contract, tax consequences may apply. In this regard, before we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as withdrawals for tax purposes. After we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as annuity payments for tax purposes.

           FOR AN EXAMPLE OF THE OPERATION OF THE GUARANTEED MINIMUM
                      WITHDRAWAL BENEFIT, SEE APPENDIX D.

ALLOCATION GUIDELINES AND RESTRICTIONS

If you elect the GMWB rider, you must participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. Currently, we will also permit you to use certain models in our Asset Allocation Program to satisfy these requirements. However, we reserve the right to change these Allocation Guidelines and Restrictions in the future. For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections earlier in this Prospectus.

REBALANCING PROGRAM. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix E.

Your total allocations must equal 100%. You may change your premium allocations provided the resulting allocation continues to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.

        IMPORTANT MECHANICS OF THE REBALANCING PROGRAM:

        - You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

        - Your first rebalancing date must be within 95 days from the GMWB Effective Date.

        - You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

        - You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

        - If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

        - Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.

ASSET ALLOCATION PROGRAM. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

          - Income,

          - Income & Growth, or

          - Growth.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

If you no longer wish to participate in the Asset Allocation Program or if we notify you that the asset allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions. If you do NOT provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.

CHANGE OF OWNER

If there is a change of owner or an assignment of this Contract (in states where applicable), the GMWB will terminate unless the owner is changed under any of the circumstances described below:

          (1) a spouse of a current owner is added as co-owner and is at least 60 years old and not older than 80 years old on the GMWB Effective Date; or

          (2) a spouse of a current owner is removed as an owner; or

          (3) as the result of the creation or termination of a trust, the life (or lives) upon which Guaranteed Lifetime Amount payments are based has not changed; or

          (4) an eligible spousal beneficiary who was at least age 60 on the spousal continuation date becomes the owner under the spousal beneficiary continuation option.

SPOUSAL CONTINUATION

If an eligible spousal beneficiary who was covered under the GMWB rider becomes the owner, we currently reset the GMWB Base to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date. We will then determine the Lifetime Income Percentage and the Guaranteed Lifetime Amount based on the age of the spouse on the spousal continuation date, subject to the terms and conditions in effect at that time.

NOTE: CO-OWNERS MUST DESIGNATE THEIR "SURVIVING SPOUSE" AS THE PRIMARY BENEFICIARY IN ORDER FOR THE SURVIVING SPOUSE TO BE ABLE TO CONTINUE THE GMWB RIDER UNDER THE SPOUSAL BENEFICIARY CONTINUATION OPTION.

BENEFIT AVAILABLE ON MATURITY DATE

If the maturity date occurs while the GMWB rider is in effect, we will provide monthly payments equal to the greater of (i) the Guaranteed Lifetime Amount divided by 12, or (ii) payments based upon your annuity value on the maturity date. These payments will continue until the death of the (second) annuitant.

We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days prior to the maturity date.

GMWB CHARGE. We deduct a charge for the GMWB rider that compensates us for the costs and risks we assume in providing the benefit. (See "Charges, Deductions, and Credits -- GMWB Charge").

                               INACTIVE CONTRACT

The Contract will be terminated at the end of any valuation period if all of the following conditions are satisfied:

1)   No premium payments have been received during the prior 36 months;

2) The total of all premium payments made, less any partial withdrawals, is less than $5,000; and

3)   The account value (less uncollected charges) is less than $5,000.

Accordingly, no Contract will be terminated due solely to negative investment performance. If the Contract is terminated due to the above reasons, we will pay you the surrender value in a lump sum.

CHARGES, DEDUCTIONS, AND CREDITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of the charges deducted may differ depending on the Class of the Contract. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.

                          ASSET-BASED INSURANCE CHARGE

We impose an asset-based insurance charge, which varies according to Class and subaccount. The current asset-based insurance charge may be changed, but it will never exceed the maximum charge of 2.00% for any Class and subaccount. The current asset-based insurance charge for the B Class is generally 1.25%, however, it may be 1.15%, 1.20%, or 1.40% depending on the subaccount. The current asset-based insurance charge for the L Class is generally 1.45%, however, it may be 1.35%, 1.40%, or 1.60% depending on the subaccount. The current asset-based insurance charge for the C Class is generally 1.60%, however, it may be 1.50%, 1.55%, or 1.75% depending on the subaccount. The current asset-based insurance charge for the XC Class is generally 1.65%, however, it may be 1.55%, 1.60%, or 1.80% depending on the subaccount. (See the "Fee Table.")

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making available and maintaining subaccounts under the Contract, and performing accounting, regulatory compliance, and reporting functions.

To the extent that a Fund, its investment adviser, or its affiliate pays us or our affiliates compensation that is more or less than 0.35% of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue, we may adjust the current asset-based insurance charge for that subaccount. If we adjust the asset-based insurance charge, for each 0.05% that the compensation we or our affiliates receive exceeds 0.35%, we reduce the asset-based insurance charge for that subaccount by 0.05%.

Similarly, for each 0.05% that the compensation we or our affiliates receive is less than 0.35% of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue, we increase the asset-based insurance charge by 0.05%. For example, if we receive compensation from a Fund, its investment adviser, or its affiliate of 0.47%, we would decrease the asset-based insurance charge by 0.10%, not 0.12%, to 0.37% for that subaccount. See the "Fee Table" for the current asset-based insurance charge applicable to each subaccount.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. However, we may change the asset-based insurance charge at any time, but it will never exceed the maximum charge of 2.00% for any Class and Subaccount.

                                SURRENDER CHARGE

WHEN IMPOSED. We may impose a surrender charge on partial withdrawals and surrenders. The amount of the surrender charge varies by Class. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. However, the Contract permits withdrawal of the "free withdrawal amount" annually without a surrender charge through lump-sum or systematic withdrawals. (See "Withdrawals and Surrenders.")

The surrender charge equals a percentage of each premium withdrawn. Each premium is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:

-----------------------------------------------------------------------
COMPLETE YEARS ELAPSED SINCE
     PAYMENT OF PREMIUM       B CLASS   L CLASS   C CLASS    XC CLASS
-----------------------------------------------------------------------
          0 years              7.0%      6.0%      2.0%        8.0%
-----------------------------------------------------------------------
           1 year              6.0%      5.0%      0.0%        8.0%
-----------------------------------------------------------------------
          2 years              5.0%      4.0%      0.0%        7.0%
-----------------------------------------------------------------------
          3 years              4.0%      3.0%      0.0%        7.0%
-----------------------------------------------------------------------
          4 years              3.0%      0.0%      0.0%        6.0%
-----------------------------------------------------------------------
          5 years              2.0%      0.0%      0.0%        6.0%
-----------------------------------------------------------------------
          6 years              1.0%      0.0%      0.0%        5.0%
-----------------------------------------------------------------------
          7 years              0.0%      0.0%      0.0%        4.0%
-----------------------------------------------------------------------
          8 years              0.0%      0.0%      0.0%        3.0%
-----------------------------------------------------------------------
          9 years              0.0%      0.0%      0.0%        0.0%
-----------------------------------------------------------------------

The charge is calculated on total premiums withdrawn from the Contract. If the account value at the time of withdrawal is less than your premiums paid in, the charge will still be based on the remaining premiums.

The "free withdrawal amount" is never subject to the surrender charge. Also, currently, we do not impose a surrender charge on amounts withdrawn during any contract year up to the Guaranteed Lifetime

Amount while the GMWB rider is in effect. (See "Guaranteed Minimum Withdrawal Benefit," earlier in this Prospectus.

For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. Premiums are assumed to be withdrawn on a first-in, first-out ("FIFO") basis. The example below explains this charge.

                         HOW THE SURRENDER CHARGE WORKS
         If you have an L Class Contract, elected no optional riders and made a $10,000 premium payment and due to negative investment experience only $9,500 remained in the Contract when you withdrew it two years later, we would impose a 4.0% charge on $9,000 (which represents the $10,000 premium payment less the $1,000 "free withdrawal amount"). If instead the $10,000 premium payment you made to the Contract grew to $11,000 due to positive investment experience, and you withdrew $600 of gain two years later, and withdrew the remaining $10,400 in a subsequent withdrawal that same contract year (assuming no investment loss or gain between the two withdrawals), we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4.0% surrender charge only on $10,000 of the $10,400 subsequent withdrawal (as $400 of that amount represents gain).

HOW DEDUCTED. For surrenders, we deduct the charge from the amount of your withdrawal request. For partial withdrawals, we deduct the charge on a pro rata basis from among the subaccounts you're invested in, based on the ratio of your subaccount value to your account value. The example below shows how this works.

                              PRO RATA DEDUCTIONS

         You have a C Class Contract with a current account value of $100,000. $60,000 is in the Mercury Basic Value V.I. Subaccount, and $40,000 is in the Mercury Core Bond V.I. Subaccount. You withdraw $20,000 from the Contract, and the entire $20,000 is subject to a 2.0% surrender charge ($400). Accordingly, $240 (60% of $400) is deducted from the Mercury Basic Value V.I. Subaccount and $160 (40% of $400) is deducted from the Mercury Core Bond V.I. Subaccount.

                                  CONTRACT FEE

We may charge a $50 contract fee on each contract anniversary, upon surrender, or upon annuitization. We will impose this fee if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

The contract fee compensates us for the expenses related to the maintenance of the Contract. We do not deduct the contract fee after the annuity date. The contract fee may be changed, but it will never exceed the maximum fee of $75.

If the contract fee         -  We deduct this fee from your account value on each Contract
applies, we will               anniversary before the annuity date.
deduct it as
follows:

                            -  We deduct this fee from your account value if you surrender or annuitize the Contract on any date other than a contract anniversary.
                            -  We deduct this fee on a pro rata basis from all subaccounts in which your account value is invested.

                                  TRANSFER FEE

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer in that contract year. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program," "Asset Allocation Program," "Rebalancing Program," and "Transfers Among Subaccounts.")

                                  GMDB CHARGE

If you elect a GMDB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won't deduct this charge after the annuity date. The current and maximum GMDB charge percentages vary according to the type of GMDB that you choose. We have the right to change the current GMDB charge percentages, but it will never exceed the maximum GMDB charge percentages. The amount of the GMDB charge is calculated on each monthaversary by multiplying the GMDB Base by the current annual GMDB charge percentage noted below and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMDB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMDB charges. (See "Death Benefit - Guaranteed Minimum Death Benefit Options" for the definition of the respective GMDB Base values.) The annual GMDB charges are as follows:

--------------------------------------------------------------
                                    CURRENT         MAXIMUM
         TYPE OF GMDB            GMDB CHARGE %   GMDB CHARGE %
--------------------------------------------------------------
       Return of Premium             0.15%           0.40%
--------------------------------------------------------------
   Maximum Anniversary Value         0.25%           0.65%
--------------------------------------------------------------

If the GMDB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any GMDB charge that would be collected on the next quarterversary. We deduct the GMDB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMDB charge regardless of whether the GMDB has any value.

                                  GMIB CHARGE

If you elect the GMIB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We do not deduct the GMIB charge after the annuity date. The current annual GMIB charge percentage is 0.50%. We have the right to change the current GMIB charge percentage, but it will never exceed the maximum GMIB charge percentage which is 0.90%. The amount of the GMIB charge is calculated on each monthaversary by multiplying the GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. (See "Guaranteed Minimum Income Benefit" for the definition of GMIB Base). On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMIB charges. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMIB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMIB charge regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.

                                  GMWB CHARGE

If you elect the GMWB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We will not deduct the GMWB charge after the annuity date, nor will we assess the GMWB charge after GMWB Settlement. The current annual GMWB charge percentage is 0.75%. We have the right to change the current GMWB charge percentage, but it will never exceed the maximum GMWB charge percentage, which is 1.50%. The amount of the GMWB charge is calculated on each monthaversary by multiplying the GMWB Base by the current annual GMWB charge percentage and dividing the resulting amount by 12. (See "Guaranteed Minimum Withdrawal Benefit" for the definition of GMWB Base.) Accordingly, if the GMWB Base increases, there will be a corresponding increase in the amount of the GMWB charge. On each quarterversary, we deduct the sum of the GMWB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMWB charges. If the GMWB Rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMWB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMWB charge regardless of whether the GMWB has any value.

                                 OTHER CHARGES

REDEMPTION FEE. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

TAX CHARGES. We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account's investment earnings. (See "Tax Status of the Contract.")

FUND EXPENSES. In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table.") Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.

CHANGES IN CONTRACT CHARGES OR FEES. If we have reserved the right to change a contract charge or fee, any such changes will be applied by Class, and will be based upon changes in applicable experience factors such as investment income and returns, mortality, persistency, expenses, and taxes. Any change will be determined in accordance with procedures and standards on file, if required, with the insurance supervisory official of the jurisdiction in which the Contract is delivered. The charges after any change will not exceed the maximum charges.

PREMIUM TAXES. Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the annuity value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 3.0% (4.0% in Guam). Although we pay these taxes when due, we won't deduct them from your account value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state. New York does not currently impose a premium tax on annuity contracts.

                                CONTRACT CREDITS

Credits may be added to your account value. Currently, we are not adding any credits to your account value. We reserve the right to add, modify, or discontinue any credit at any time in our sole discretion.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following summary discussion is based on our understanding of current federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. Your annuity must be independent of any tax-qualified retirement or pension plan and is termed a nonqualified contract. THE CONTRACT IS ONLY AVAILABLE AS A NONQUALIFIED CONTRACT. IT MAY NOT BE ISSUED AS AN IRA, ROTH IRA, TAX-SHELTERED ANNUITY, SEP IRA, SIMPLE IRA, OR PURCHASED THROUGH AN ESTABLISHED TAX-QUALIFIED CUSTODIAL ACCOUNT OR IN CONNECTION WITH A QUALIFIED RETIREMENT PLAN OR SECTION 457(b) PLAN.

                           TAX STATUS OF THE CONTRACT

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The Separate Account, through the subaccounts, intends to comply with the diversification requirements of the regulations under Section 817(h). This will affect how we make investments.

OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the underlying assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS. To qualify as an annuity contract under Section 72(s) of the IRC, a nonqualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.

Nonqualified Contracts are designed to comply with Section 72(s), although no regulations interpreting these requirements have yet been issued. We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements when such requirements are clarified by regulation or otherwise.

                             TAXATION OF ANNUITIES

IN GENERAL. IRC Section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the account value or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the account value usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.

An owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the account value over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor. Bonus amounts are not treated as an "investment in the contract."

ANNUITY PAYMENTS. Although tax consequences may vary depending on the annuity option selected under an annuity contract, generally, if the owner of the Contract is a natural person or a non-natural person (including a trust) holding as an agent for a natural person, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

WITHDRAWALS AND SURRENDERS. The following discussion applies generally to Contracts owned by a natural person: When you take a withdrawal from a Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Although the tax treatment is not clear, if you purchase the GMWB rider and you take a withdrawal from your Contract before the Contract is annuitized, we intend to treat the amount of the withdrawal up to the difference between the greater of:

(1)   your account value immediately before the distribution, or

(2)   your Guaranteed Lifetime Amount immediately before the distribution and your investment in the Contract as a taxable distribution. In certain circumstances, this treatment with respect to the GMWB rider could result in your account value being less than your investment in the Contract after such a withdrawal. If you subsequently surrender your Contract under such circumstances, you would have a loss which may be deductible. Please consult your tax advisor.

See Appendix F for GMWB tax examples.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be paid from a Contract because an owner or annuitant (if an owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a surrender from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.

                        PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

(1)   on or after you reach age 59 1/2;

(2) after you die (or after the annuitant dies, if an owner isn't an individual);

(3)   after you become disabled; or

(4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. You should consult a tax advisor with regard to exceptions from the penalty tax.

               TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

Transferring or assigning ownership of the Contract, designating an annuitant, designating a payee or beneficiary who is not also the owner, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

                                  WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, recipients can choose not to have tax withheld from distributions.

                               MULTIPLE CONTRACTS

All nonqualified deferred annuity contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.

                              FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

                        GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

        ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

                            OPTIONAL BENEFIT RIDERS

It is possible that the IRS may take the position that fees deducted for certain optional benefit riders, such as the GMDB, GMIB and GMWB, are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

                          POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

                         POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Separate Account for any federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

                              FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts for a Class. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount for a Class are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yield of the Mercury Domestic Money Market V.I. Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a subaccount (other than the Mercury Domestic Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We provide average annual total returns for the subaccounts on a Class-specific basis. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes. Total returns do not reflect any rider charges, nor bonus amounts, if applicable.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts for each Class. For example, we may present total return performance information that doesn't reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations on a Class-specific basis. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts for each Class. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly or quarterly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge, any rider charges, and any bonus amounts, if applicable. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             NOTICES AND ELECTIONS

To be effective all notices, choices, and changes you make under the Contract must be in writing and signed, and be received at our Service Center, unless we have authorized you to use another method. Such communication must be provided by you or your representative, if authorized by you in writing. If you have submitted a telephone authorization form, you may make the following choices via telephone:

(1)   Transfers

(2)   Premium allocation instructions

(3)   Withdrawals, other than full surrenders

(4)   Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is genuine. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is genuine.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot guarantee reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

                                 VOTING RIGHTS

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

(1)   the election of a Fund's Board of Directors;

(2)   ratification of a Fund's independent accountant;

(3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

(4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

(5)   any other matter requiring a vote of the Fund's shareholders.

                           REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the account value and the surrender value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

                               MATERIAL CONFLICTS

The Funds sell their shares to our separate accounts in connection with variable annuity and/or variable life insurance products, and may also sell their shares to separate accounts of affiliated and/or unaffiliated insurance companies. Certain Funds may also offer their shares to pension and retirement plans and to "fund of funds" (open-end management investment companies, or series thereof, that offer their shares exclusively to insurance companies, their separate accounts, and/or to qualified plans).

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of the Separate Account or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

                        CHANGES TO THE SEPARATE ACCOUNT

We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                              SELLING THE CONTRACT

We have entered into a distribution agreement with our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its registered representatives ("Financial Advisors"). The Financial Advisors are registered with the NASD, Inc., licensed as insurance agents in the states in which they do business, and appointed through Merrill Lynch Life Agency, Inc. as our insurance agents. Merrill Lynch Life Agency, Inc. is a wholly owned subsidiary of Distributor.

We pay commissions to Merrill Lynch Life Agency, Inc. for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, Merrill Lynch Life Agency, Inc. pays Distributor a portion of the commissions it receives from us for the sales of the Contracts, and the Distributor pays the Financial Advisors and the District Annuity Specialists a portion of the commissions it receives from Merrill Lynch Life Agency, Inc. for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.

The maximum amount of commissions paid to Merrill Lynch Life Agency, Inc. is 5.25% of each premium and up to 1.20% of account value per year. The maximum commission payable to Financial Advisors for Contract sales is 2.30% (less for L and C Class Contracts) of each premium and up to 0.51% of account value per year. The amount of commissions will vary by Class, but will not exceed the maximum amounts listed above. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.12% of each premium.

Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from Merrill Lynch Life Agency, Inc. Sales of the Contracts may help Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor's Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers ("selling firms"). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than Merrill Lynch Life Agency, Inc. and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

                                STATE REGULATION

We are subject to the laws of the State of New York and to the regulations of the New York Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The New York Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

                               LEGAL PROCEEDINGS

There are no legal proceedings involving the Separate Account. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, are not material to our total assets.

                                    EXPERTS

The financial statements of ML Life Insurance Company of New York as of December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated

February 27, 2006 (which report expresses an unqualified opinion and includes an explanatory paragraph for the change in accounting method in 2004 for long-duration contracts to conform to Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long Duration Contracts and for Separate Accounts"), and the financial statements of the ML of New York Variable Annuity Separate Account A as of December 31, 2005, and for each of the two years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 31, 2006, which reports are both incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                                 LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

                            REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                          ACCUMULATION UNIT VALUES(1)
                       (CONDENSED FINANCIAL INFORMATION)

                                    CLASS B

                                                                                         NUMBER OF
                                                         ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                          UNIT VALUE     UNIT VALUE        UNITS
                                                         AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                                OF PERIOD        PERIOD      END OF PERIOD
----------                                               ------------   ------------   --------------
MERCURY BASIC VALUE V.I.
  5/20/2005 to 12/31/2005..............................     $10.43         $11.05                  0
MERCURY CORE BOND V.I.
  5/20/2005 to 12/31/2005..............................     $10.14         $10.16         1,322.4426
MERCURY DOMESTIC MONEY MARKET V.I.
  5/20/2005 to 12/31/2005..............................     $10.04         $10.15         1,742.5828
MERCURY FUNDAMENTAL GROWTH V.I.
  5/20/2005 to 12/31/2005..............................     $10.62         $11.48                  0
MERCURY GLOBAL ALLOCATION V.I.
  5/20/2005 to 12/31/2005..............................     $10.74         $11.91          4,044.054
MERCURY GOVERNMENT BOND V.I.
  5/20/2005 to 12/31/2005..............................     $10.20         $10.26                  0
MERCURY HIGH CURRENT INCOME V.I.
  5/20/2005 to 12/31/2005..............................     $ 9.95         $10.44                  0
MERCURY INDEX 500 V.I.
  5/20/2005 to 12/31/2005..............................     $10.69         $11.23                  0
MERCURY INTERNATIONAL VALUE V.I.
  5/20/2005 to 12/31/2005..............................     $11.19         $12.75                  0
MERCURY LARGE CAP CORE V.I.
  5/20/2005 to 12/31/2005..............................     $11.24         $12.57         3,452.3467
MERCURY LARGE CAP GROWTH V.I.
  5/20/2005 to 12/31/2005..............................     $11.11         $12.25         1,404.5883
MERCURY LARGE CAP VALUE V.I.
  5/20/2005 to 12/31/2005..............................     $11.32         $12.92         3,715.0365
MERCURY VALUE OPPORTUNITIES V.I.
  5/20/2005 to 12/31/2005..............................     $10.45         $12.07                  0
MERCURY EQUITY DIVIDEND
  5/20/2005 to 12/31/2005..............................     $10.13         $11.27                  0
MERCURY GLOBAL SMALLCAP
  5/20/2005 to 12/31/2005..............................     $ 9.87         $11.44                  0
MERCURY INTERNATIONAL INDEX
  5/20/2005 to 12/31/2005..............................     $ 9.78         $11.35         1,229.7323
MERCURY LOW DURATION
  5/20/2005 to 12/31/2005..............................     $ 9.98         $10.00           2,060.52
MERCURY MID CAP VALUE OPPORTUNITIES
  5/20/2005 to 12/31/2005..............................     $ 9.76         $11.19                  0
MERCURY SMALL CAP INDEX
  5/20/2005 to 12/31/2005..............................     $ 9.48         $10.46                  0
ROSZEL/DELAWARE TREND
  5/20/2005 to 12/31/2005..............................     $10.16         $11.45                  0
ROSZEL/JP MORGAN SMALL CAP GROWTH
  5/20/2005 to 12/31/2005..............................     $10.26         $11.58           589.6613

-------------------------------

1 Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.

                                                                                         NUMBER OF
                                                         ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                          UNIT VALUE     UNIT VALUE        UNITS
                                                         AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                                OF PERIOD        PERIOD      END OF PERIOD
----------                                               ------------   ------------   --------------
ROSZEL/LORD ABBETT AFFILIATED
  5/20/2005 to 12/31/2005..............................     $10.63         $11.25          2,430.944
ROSZEL/LORD ABBETT BOND DEBENTURE
  5/20/2005 to 12/31/2005..............................     $10.00         $10.55                  0
ROSZEL/LORD ABBETT MID CAP VALUE
  5/20/2005 to 12/31/2005..............................     $11.08         $12.09         4,671.0203
ROSZEL/ALLIANZ CCM CAPITAL APPRECIATION
  5/20/2005 to 12/31/2005..............................     $10.93         $12.05                  0
ROSZEL/ALLIANZ NFJ SMALL CAP VALUE
  5/20/2005 to 12/31/2005..............................     $10.91         $12.22           716.3847
ROSZEL/SELIGMAN MID CAP GROWTH
  5/20/2005 to 12/31/2005..............................     $10.96         $12.12                  0
AIM V.I. BASIC VALUE
  5/20/2005 to 12/31/2005..............................     $10.81         $11.56                  0
AIM V.I. MID CAP CORE EQUITY
  5/20/2005 to 12/31/2005..............................     $10.69         $11.46                  0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
  5/20/2005 to 12/31/2005..............................     $10.79         $11.75          4,983.263
ALLIANCEBERNSTEIN VPS VALUE
  5/20/2005 to 12/31/2005..............................     $10.79         $11.40                  0
AMERICAN CENTURY VP ULTRA
  5/20/2005 to 12/31/2005..............................     $10.50         $11.07                  0
AFIS ASSET ALLOCATION FUND
  5/20/2005 to 12/31/2005..............................     $10.39         $11.29         2,053.5695
AFIS BOND FUND
  5/20/2005 to 12/31/2005..............................     $10.01         $10.19         6,131.4005
AFIS GROWTH FUND
  5/20/2005 to 12/31/2005..............................     $10.94         $12.63        18,151.2329
AFIS GROWTH-INCOME FUND
  5/20/2005 to 12/31/2005..............................     $10.56         $11.25         6,008.3266
AFIS INTERNATIONAL FUND
  5/20/2005 to 12/31/2005..............................     $10.98         $13.45        10,331.5865
COHEN & STEERS VIF REALTY
  5/20/2005 to 12/31/2005..............................     $10.69         $11.80         2,244.5643
DAVIS VALUE
  5/20/2005 to 12/31/2005..............................     $10.69         $11.69         9,403.1266
DREYFUS VIF APPRECIATION
  5/20/2005 to 12/31/2005..............................     $10.78         $10.98         7,812.7402
EATON VANCE FLOATING-RATE INCOME
  5/20/2005 to 12/31/2005..............................     $10.11         $10.33         3,948.3051
FEDERATED CAPITAL APPRECIATION
  5/20/2005 to 12/31/2005..............................     $10.60         $10.91                  0
FEDERATED KAUFMANN
  5/20/2005 to 12/31/2005..............................     $11.01         $12.55          1,356.223
TEMPLETON FOREIGN SECURITIES
  5/20/2005 to 12/31/2005..............................     $11.04         $12.34           209.3342
TEMPLETON GROWTH SECURITIES
  5/20/2005 to 12/31/2005..............................     $10.94         $11.94         2,710.9873
OPPENHEIMER CAPITAL APPRECIATION
  5/20/2005 to 12/31/2005..............................     $10.64         $11.22                  0

                                                                                         NUMBER OF
                                                         ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                          UNIT VALUE     UNIT VALUE        UNITS
                                                         AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                                OF PERIOD        PERIOD      END OF PERIOD
----------                                               ------------   ------------   --------------
OPPENHEIMER MAIN STREET/VA
  5/20/2005 to 12/31/2005..............................     $10.64         $11.33                  0
OPPENHEIMER MAIN STREET SMALL CAP/VA
  5/20/2005 to 12/31/2005..............................     $10.91         $12.38         5,147.5835
PIONEER FUND VCT
  5/20/2005 to 12/31/2005..............................     $10.71         $11.39         5,424.9162
PIONEER HIGH YIELD VCT
  5/20/2005 to 12/31/2005..............................     $ 9.81         $10.34           651.4361
PIONEER SMALL CAP VALUE VCT
  5/20/2005 to 12/31/2005..............................     $10.68         $12.30                  0
PREMIER VIT OPCAP RENAISSANCE
  5/20/2005 to 12/31/2005..............................     $10.14         $10.74                  0
PIMCO COMMODITYREALRETURN
  5/20/2005 to 12/31/2005..............................     $10.05         $11.44         2,316.6791
PIMCO REAL RETURN
  5/20/2005 to 12/31/2005..............................     $10.36         $10.32         2,488.1736
PIMCO TOTAL RETURN
  5/20/2005 to 12/31/2005..............................     $10.22         $10.22        15,618.6307
VAN KAMPEN COMSTOCK
  5/20/2005 to 12/31/2005..............................     $10.77         $11.24         8,345.9052
WANGER U.S. SMALLER COMPANIES
  5/20/2005 to 12/31/2005..............................     $11.16         $12.54         4,560.2064

                                    CLASS L

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
MERCURY BASIC VALUE V.I.
  5/20/2005 to 12/31/2005.............................     $10.42         $11.02                  0
MERCURY CORE BOND V.I.
  5/20/2005 to 12/31/2005.............................     $10.12         $10.13         2,145.9037
MERCURY DOMESTIC MONEY MARKET V.I.
  5/20/2005 to 12/31/2005.............................     $10.02         $10.12                  0
MERCURY FUNDAMENTAL GROWTH V.I.
  5/20/2005 to 12/31/2005.............................     $10.61         $11.45                  0
MERCURY GLOBAL ALLOCATION V.I.
  5/20/2005 to 12/31/2005.............................     $10.73         $11.88                  0
MERCURY GOVERNMENT BOND V.I.
  5/20/2005 to 12/31/2005.............................     $10.18         $10.23                  0
MERCURY HIGH CURRENT INCOME V.I.
  5/20/2005 to 12/31/2005.............................     $ 9.94         $10.41                  0
MERCURY INDEX 500 V.I.
  5/20/2005 to 12/31/2005.............................     $10.68         $11.20                  0
MERCURY INTERNATIONAL VALUE V.I.
  5/20/2005 to 12/31/2005.............................     $11.17         $12.72                  0
MERCURY LARGE CAP CORE V.I.
  5/20/2005 to 12/31/2005.............................     $11.23         $12.54                  0

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
MERCURY LARGE CAP GROWTH V.I.
  5/20/2005 to 12/31/2005.............................     $11.09         $12.22         5,668.3135
MERCURY LARGE CAP VALUE V.I.
  5/20/2005 to 12/31/2005.............................     $11.31         $12.88        32,551.1816
MERCURY VALUE OPPORTUNITIES V.I.
  5/20/2005 to 12/31/2005.............................     $10.44         $12.04                  0
MERCURY EQUITY DIVIDEND
  5/20/2005 to 12/31/2005.............................     $10.12         $11.25                  0
MERCURY GLOBAL SMALLCAP
  5/20/2005 to 12/31/2005.............................     $ 9.86         $11.42                  0
MERCURY INTERNATIONAL INDEX
  5/20/2005 to 12/31/2005.............................     $ 9.78         $11.33           406.9968
MERCURY LOW DURATION
  5/20/2005 to 12/31/2005.............................     $ 9.97         $ 9.98        29,503.5035
MERCURY MID CAP VALUE OPPORTUNITIES
  5/20/2005 to 12/31/2005.............................     $ 9.76         $11.17                  0
MERCURY SMALL CAP INDEX
  5/20/2005 to 12/31/2005.............................     $ 9.48         $10.43                  0
ROSZEL/DELAWARE TREND
  5/20/2005 to 12/31/2005.............................     $10.14         $11.42                  0
ROSZEL/JP MORGAN SMALL CAP GROWTH
  5/20/2005 to 12/31/2005.............................     $10.24         $11.55                  0
ROSZEL/LORD ABBETT AFFILIATED
  5/20/2005 to 12/31/2005.............................     $10.62         $11.22                  0
ROSZEL/LORD ABBETT BOND DEBENTURE
  5/20/2005 to 12/31/2005.............................     $ 9.99         $10.52                  0
ROSZEL/LORD ABBETT MID CAP VALUE
  5/20/2005 to 12/31/2005.............................     $11.07         $12.06         5,289.1054
ROSZEL/ALLIANZ CCM CAPITAL APPRECIATION
  5/20/2005 to 12/31/2005.............................     $10.92         $12.02                  0
ROSZEL/ALLIANZ NFJ SMALL CAP VALUE
  5/20/2005 to 12/31/2005.............................     $10.90         $12.19           832.6906
ROSZEL/SELIGMAN MID CAP GROWTH
  5/20/2005 to 12/31/2005.............................     $10.94         $12.09           365.4552
AIM V.I. BASIC VALUE
  5/20/2005 to 12/31/2005.............................     $10.79         $11.53                  0
AIM V.I. MID CAP CORE EQUITY
  5/20/2005 to 12/31/2005.............................     $10.68         $11.43                  0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
  5/20/2005 to 12/31/2005.............................     $10.78         $11.72        30,969.0803
ALLIANCEBERNSTEIN VPS VALUE
  5/20/2005 to 12/31/2005.............................     $10.78         $11.38                  0
AMERICAN CENTURY VP ULTRA
  5/20/2005 to 12/31/2005.............................     $10.49         $11.04                  0
AFIS ASSET ALLOCATION FUND
  5/20/2005 to 12/31/2005.............................     $10.37         $11.26         4,557.3681
AFIS BOND FUND
  5/20/2005 to 12/31/2005.............................     $10.00         $10.16        26,117.2627
AFIS GROWTH FUND
  5/20/2005 to 12/31/2005.............................     $10.92         $12.60        88,411.7247

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
AFIS GROWTH-INCOME FUND
  5/20/2005 to 12/31/2005.............................     $10.55         $11.22         9,606.7896
AFIS INTERNATIONAL FUND
  5/20/2005 to 12/31/2005.............................     $10.97         $13.42        47,233.4141
COHEN & STEERS VIF REALTY
  5/20/2005 to 12/31/2005.............................     $10.68         $11.78        15,242.8997
DAVIS VALUE
  5/20/2005 to 12/31/2005.............................     $10.68         $11.66         8,520.4786
DREYFUS VIF APPRECIATION
  5/20/2005 to 12/31/2005.............................     $10.77         $10.96        52,281.5867
EATON VANCE FLOATING-RATE INCOME
  5/20/2005 to 12/31/2005.............................     $10.10         $10.30        25,193.4261
FEDERATED CAPITAL APPRECIATION
  5/20/2005 to 12/31/2005.............................     $10.59         $10.89                  0
FEDERATED KAUFMANN
  5/20/2005 to 12/31/2005.............................     $10.99         $12.51                  0
TEMPLETON FOREIGN SECURITIES
  5/20/2005 to 12/31/2005.............................     $11.03         $12.31        10,661.7811
TEMPLETON GROWTH SECURITIES
  5/20/2005 to 12/31/2005.............................     $10.92         $11.91        19,735.5289
OPPENHEIMER CAPITAL APPRECIATION
  5/20/2005 to 12/31/2005.............................     $10.63         $11.19                  0
OPPENHEIMER MAIN STREET/VA
  5/20/2005 to 12/31/2005.............................     $10.63         $11.30                  0
OPPENHEIMER MAIN STREET SMALL CAP/VA
  5/20/2005 to 12/31/2005.............................     $10.89         $12.35         8,344.1995
PIONEER FUND VCT
  5/20/2005 to 12/31/2005.............................     $10.69         $11.37         33,232.741
PIONEER HIGH YIELD VCT
  5/20/2005 to 12/31/2005.............................     $ 9.80         $10.31         3,837.8104
PIONEER SMALL CAP VALUE VCT
  5/20/2005 to 12/31/2005.............................     $10.67         $12.27           361.2967
PREMIER VIT OPCAP RENAISSANCE
  5/20/2005 to 12/31/2005.............................     $10.13         $10.72                  0
PIMCO COMMODITYREALRETURN
  5/20/2005 to 12/31/2005.............................     $10.03         $11.41         16,397.434
PIMCO REAL RETURN
  5/20/2005 to 12/31/2005.............................     $10.35         $10.30        18,179.7175
PIMCO TOTAL RETURN
  5/20/2005 to 12/31/2005.............................     $10.21         $10.20       100,771.0972
VAN KAMPEN COMSTOCK
  5/20/2005 to 12/31/2005.............................     $10.75         $11.21        54,866.3982
WANGER U.S. SMALLER COMPANIES
  5/20/2005 to 12/31/2005.............................     $11.15         $12.51         18,157.089

                                    CLASS C

                                                                                         NUMBER OF
                                                         ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                          UNIT VALUE     UNIT VALUE        UNITS
                                                         AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                                OF PERIOD        PERIOD      END OF PERIOD
----------                                               ------------   ------------   --------------
MERCURY BASIC VALUE V.I.
  5/20/2005 to 12/31/2005..............................     $10.41         $11.00                  0
MERCURY CORE BOND V.I.
  5/20/2005 to 12/31/2005..............................     $10.11         $10.12                  0
MERCURY DOMESTIC MONEY MARKET V.I.
  5/20/2005 to 12/31/2005..............................     $10.01         $10.10                  0
MERCURY FUNDAMENTAL GROWTH V.I.
  5/20/2005 to 12/31/2005..............................     $10.60         $11.43                  0
MERCURY GLOBAL ALLOCATION V.I.
  5/20/2005 to 12/31/2005..............................     $10.72         $11.86                  0
MERCURY GOVERNMENT BOND V.I.
  5/20/2005 to 12/31/2005..............................     $10.17         $10.21                  0
MERCURY HIGH CURRENT INCOME V.I.
  5/20/2005 to 12/31/2005..............................     $ 9.93         $10.39                  0
MERCURY INDEX 500 V.I.
  5/20/2005 to 12/31/2005..............................     $10.67         $11.18                  0
MERCURY INTERNATIONAL VALUE V.I.
  5/20/2005 to 12/31/2005..............................     $11.16         $12.69          2,263.346
MERCURY LARGE CAP CORE V.I.
  5/20/2005 to 12/31/2005..............................     $11.22         $12.52                  0
MERCURY LARGE CAP GROWTH V.I.
  5/20/2005 to 12/31/2005..............................     $11.08         $12.19         3,243.3993
MERCURY LARGE CAP VALUE V.I.
  5/20/2005 to 12/31/2005..............................     $11.30         $12.86         4,988.7107
MERCURY VALUE OPPORTUNITIES V.I.
  5/20/2005 to 12/31/2005..............................     $10.43         $12.01                  0
MERCURY EQUITY DIVIDEND
  5/20/2005 to 12/31/2005..............................     $10.11         $11.23                  0
MERCURY GLOBAL SMALLCAP
  5/20/2005 to 12/31/2005..............................     $ 9.86         $11.40                  0
MERCURY INTERNATIONAL INDEX
  5/20/2005 to 12/31/2005..............................     $ 9.77         $11.31                  0
MERCURY LOW DURATION
  5/20/2005 to 12/31/2005..............................     $ 9.97         $ 9.97         1,843.3635
MERCURY MID CAP VALUE OPPORTUNITIES
  5/20/2005 to 12/31/2005..............................     $ 9.75         $11.15                  0
MERCURY SMALL CAP INDEX
  5/20/2005 to 12/31/2005..............................     $ 9.47         $10.42                  0
ROSZEL/DELAWARE TREND
  5/20/2005 to 12/31/2005..............................     $10.13         $11.40         2,441.7602
ROSZEL/JP MORGAN SMALL CAP GROWTH
  5/20/2005 to 12/31/2005..............................     $10.23         $11.53                  0
ROSZEL/LORD ABBETT AFFILIATED
  5/20/2005 to 12/31/2005..............................     $10.61         $11.20                  0
ROSZEL/LORD ABBETT BOND DEBENTURE
  5/20/2005 to 12/31/2005..............................     $ 9.98         $10.50                  0
ROSZEL/LORD ABBETT MID CAP VALUE
  5/20/2005 to 12/31/2005..............................     $11.06         $12.04         2,313.4622

                                                                                         NUMBER OF
                                                         ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                          UNIT VALUE     UNIT VALUE        UNITS
                                                         AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                                OF PERIOD        PERIOD      END OF PERIOD
----------                                               ------------   ------------   --------------
ROSZEL/ALLIANZ CCM CAPITAL APPRECIATION
  5/20/2005 to 12/31/2005..............................     $10.91         $11.99                  0
ROSZEL/ALLIANZ NFJ SMALL CAP VALUE
  5/20/2005 to 12/31/2005..............................     $10.89         $12.17         2,275.0185
ROSZEL/SELIGMAN MID CAP GROWTH
  5/20/2005 to 12/31/2005..............................     $10.93         $12.07                  0
AIM V.I. BASIC VALUE
  5/20/2005 to 12/31/2005..............................     $10.78         $11.51                  0
AIM V.I. MID CAP CORE EQUITY
  5/20/2005 to 12/31/2005..............................     $10.67         $11.41                  0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
  5/20/2005 to 12/31/2005..............................     $10.77         $11.70         2,993.7633
ALLIANCEBERNSTEIN VPS VALUE
  5/20/2005 to 12/31/2005..............................     $10.77         $11.35                  0
AMERICAN CENTURY VP ULTRA
  5/20/2005 to 12/31/2005..............................     $10.48         $11.02                  0
AFIS ASSET ALLOCATION FUND
  5/20/2005 to 12/31/2005..............................     $10.36         $11.24                  0
AFIS BOND FUND
  5/20/2005 to 12/31/2005..............................     $ 9.94         $10.14         6,445.4548
AFIS GROWTH FUND
  5/20/2005 to 12/31/2005..............................     $10.91         $12.58         4,239.3245
AFIS GROWTH-INCOME FUND
  5/20/2005 to 12/31/2005..............................     $10.54         $11.20                  0
AFIS INTERNATIONAL FUND
  5/20/2005 to 12/31/2005..............................     $10.96         $13.39         1,825.0977
COHEN & STEERS VIF REALTY
  5/20/2005 to 12/31/2005..............................     $10.68         $11.76         1,300.7008
DAVIS VALUE
  5/20/2005 to 12/31/2005..............................     $10.67         $11.64         3,823.4864
DREYFUS VIF APPRECIATION
  5/20/2005 to 12/31/2005..............................     $10.75         $10.93         4,289.7013
EATON VANCE FLOATING-RATE INCOME
  5/20/2005 to 12/31/2005..............................     $10.09         $10.28         8,494.6428
FEDERATED CAPITAL APPRECIATION
  5/20/2005 to 12/31/2005..............................     $10.58         $10.87                  0
FEDERATED KAUFMANN
  5/20/2005 to 12/31/2005..............................     $10.98         $12.49                  0
TEMPLETON FOREIGN SECURITIES
  5/20/2005 to 12/31/2005..............................     $11.02         $12.28          2,312.672
TEMPLETON GROWTH SECURITIES
  5/20/2005 to 12/31/2005..............................     $10.91         $11.89         1,028.0394
OPPENHEIMER CAPITAL APPRECIATION
  5/20/2005 to 12/31/2005..............................     $10.62         $11.17         3,955.4024
OPPENHEIMER MAIN STREET/VA
  5/20/2005 to 12/31/2005..............................     $10.62         $11.28                  0
OPPENHEIMER MAIN STREET SMALL CAP/VA
  5/20/2005 to 12/31/2005..............................     $10.88         $12.32           164.2837
PIONEER FUND VCT
  5/20/2005 to 12/31/2005..............................     $10.68         $11.35            3,146.4

                                                                                         NUMBER OF
                                                         ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                          UNIT VALUE     UNIT VALUE        UNITS
                                                         AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                                OF PERIOD        PERIOD      END OF PERIOD
----------                                               ------------   ------------   --------------
PIONEER HIGH YIELD VCT
  5/20/2005 to 12/31/2005..............................     $ 9.79         $10.29                  0
PIONEER SMALL CAP VALUE VCT
  5/20/2005 to 12/31/2005..............................     $10.66         $12.25                  0
PREMIER VIT OPCAP RENAISSANCE
  5/20/2005 to 12/31/2005..............................     $10.12         $10.70                  0
PIMCO COMMODITYREALRETURN
  5/20/2005 to 12/31/2005..............................     $10.03         $11.39         6,334.1065
PIMCO REAL RETURN
  5/20/2005 to 12/31/2005..............................     $10.34         $10.28         5,354.4765
PIMCO TOTAL RETURN
  5/20/2005 to 12/31/2005..............................     $10.20         $10.18        16,795.1318
VAN KAMPEN COMSTOCK
  5/20/2005 to 12/31/2005..............................     $10.74         $11.19         3,213.0255
WANGER U.S. SMALLER COMPANIES
  5/20/2005 to 12/31/2005..............................     $11.14         $12.49           324.1825

                                    CLASS XC

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
MERCURY BASIC VALUE V.I.
  5/20/2005 to 12/31/2005.............................    $ 10.40         $10.99          8,828.574
MERCURY CORE BOND V.I.
  5/20/2005 to 12/31/2005.............................    $ 10.11         $10.11         4,330.6585
MERCURY DOMESTIC MONEY MARKET V.I.
  5/20/2005 to 12/31/2005.............................    $ 10.01         $10.10        10,383.4577
MERCURY FUNDAMENTAL GROWTH V.I.
  5/20/2005 to 12/31/2005.............................    $ 10.59         $11.43         9,828.7833
MERCURY GLOBAL ALLOCATION V.I.
  5/20/2005 to 12/31/2005.............................    $ 10.72         $11.85         7,582.8283
MERCURY GOVERNMENT BOND V.I.
  5/20/2005 to 12/31/2005.............................    $ 10.17         $10.20                  0
MERCURY HIGH CURRENT INCOME V.I.
  5/20/2005 to 12/31/2005.............................    $  9.92         $10.39         4,707.5578
MERCURY INDEX 500 V.I.
  5/20/2005 to 12/31/2005.............................    $ 10.67         $11.17                  0
MERCURY INTERNATIONAL VALUE V.I.
  5/20/2005 to 12/31/2005.............................    $ 11.16         $12.68         7,856.7592
MERCURY LARGE CAP CORE V.I.
  5/20/2005 to 12/31/2005.............................    $ 11.21         $12.51        12,818.8381
MERCURY LARGE CAP GROWTH V.I.
  5/20/2005 to 12/31/2005.............................    $ 11.08         $12.19                  0
MERCURY LARGE CAP VALUE V.I.
  5/20/2005 to 12/31/2005.............................    $ 11.29         $12.85        29,640.5975
MERCURY VALUE OPPORTUNITIES V.I.
  5/20/2005 to 12/31/2005.............................    $ 10.42         $12.01         3,749.8293

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
MERCURY EQUITY DIVIDEND
  5/20/2005 to 12/31/2005.............................    $ 10.11         $11.22                  0
MERCURY GLOBAL SMALLCAP
  5/20/2005 to 12/31/2005.............................    $  9.86         $11.40         9,230.3465
MERCURY INTERNATIONAL INDEX
  5/20/2005 to 12/31/2005.............................    $  9.77         $11.31                  0
MERCURY LOW DURATION
  5/20/2005 to 12/31/2005.............................    $  9.97         $ 9.96        16,830.8651
MERCURY MID CAP VALUE OPPORTUNITIES
  5/20/2005 to 12/31/2005.............................    $  9.75         $11.15                  0
MERCURY SMALL CAP INDEX
  5/20/2005 to 12/31/2005.............................    $  9.47         $10.41                  0
ROSZEL/DELAWARE TREND
  5/20/2005 to 12/31/2005.............................    $ 10.13         $11.39                  0
ROSZEL/JP MORGAN SMALL CAP GROWTH
  5/20/2005 to 12/31/2005.............................    $ 10.23         $11.52                  0
ROSZEL/LORD ABBETT AFFILIATED
  5/20/2005 to 12/31/2005.............................    $ 10.60         $11.20         2,456.2465
ROSZEL/LORD ABBETT BOND DEBENTURE
  5/20/2005 to 12/31/2005.............................    $  9.97         $10.49                  0
ROSZEL/LORD ABBETT MID CAP VALUE
  5/20/2005 to 12/31/2005.............................    $ 11.05         $12.03         4,563.5097
ROSZEL/ALLIANZ CCM CAPITAL APPRECIATION
  5/20/2005 to 12/31/2005.............................    $ 10.91         $11.99                  0
ROSZEL/ALLIANZ NFJ SMALL CAP VALUE
  5/20/2005 to 12/31/2005.............................    $ 10.88         $12.16                  0
ROSZEL/SELIGMAN MID CAP GROWTH
  5/20/2005 to 12/31/2005.............................    $ 10.93         $12.06         2,310.4678
AIM V.I. BASIC VALUE
  5/20/2005 to 12/31/2005.............................    $ 10.78         $11.50                  0
AIM V.I. MID CAP CORE EQUITY
  5/20/2005 to 12/31/2005.............................    $ 10.66         $11.40                  0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
  5/20/2005 to 12/31/2005.............................    $ 10.76         $11.69        48,063.9724
ALLIANCEBERNSTEIN VPS VALUE
  5/20/2005 to 12/31/2005.............................    $ 10.76         $11.35                  0
AMERICAN CENTURY VP ULTRA
  5/20/2005 to 12/31/2005.............................    $ 10.47         $11.02                  0
AFIS ASSET ALLOCATION FUND
  5/20/2005 to 12/31/2005.............................    $ 10.36         $11.23         4,896.2837
AFIS BOND FUND
  5/20/2005 to 12/31/2005.............................    $  9.98         $10.14        22,171.1846
AFIS GROWTH FUND
  5/20/2005 to 12/31/2005.............................    $ 10.91         $12.57        85,228.2661
AFIS GROWTH-INCOME FUND
  5/20/2005 to 12/31/2005.............................    $ 10.54         $11.20        12,954.4288
AFIS INTERNATIONAL FUND
  5/20/2005 to 12/31/2005.............................    $ 10.96         $13.39        50,298.6919
COHEN & STEERS VIF REALTY
  5/20/2005 to 12/31/2005.............................    $ 10.68         $11.76        18,392.0833

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
DAVIS VALUE
  5/20/2005 to 12/31/2005.............................    $ 10.67         $11.64                  0
DREYFUS VIF APPRECIATION
  5/20/2005 to 12/31/2005.............................    $ 10.75         $10.93        63,594.3473
EATON VANCE FLOATING-RATE INCOME
  5/20/2005 to 12/31/2005.............................    $ 10.08         $10.27        32,677.7481
FEDERATED CAPITAL APPRECIATION
  5/20/2005 to 12/31/2005.............................    $ 10.58         $10.86                  0
FEDERATED KAUFMANN
  5/20/2005 to 12/31/2005.............................    $ 10.98         $12.48                  0
TEMPLETON FOREIGN SECURITIES
  5/20/2005 to 12/31/2005.............................    $ 11.02         $12.28         2,206.8546
TEMPLETON GROWTH SECURITIES
  5/20/2005 to 12/31/2005.............................    $ 10.91         $11.88        24,741.6313
OPPENHEIMER CAPITAL APPRECIATION
  5/20/2005 to 12/31/2005.............................    $ 10.61         $11.16                  0
OPPENHEIMER MAIN STREET/VA
  5/20/2005 to 12/31/2005.............................    $ 10.62         $11.28                  0
OPPENHEIMER MAIN STREET SMALL CAP/VA
  5/20/2005 to 12/31/2005.............................    $ 10.88         $12.32        12,356.7936
PIONEER FUND VCT
  5/20/2005 to 12/31/2005.............................    $ 10.68         $11.34        44,495.9891
PIONEER HIGH YIELD VCT
  5/20/2005 to 12/31/2005.............................    $  9.78         $10.29                  0
PIONEER SMALL CAP VALUE VCT
  5/20/2005 to 12/31/2005.............................    $ 10.65         $12.24                  0
PREMIER VIT OPCAP RENAISSANCE
  5/20/2005 to 12/31/2005.............................    $ 10.11         $10.69                  0
PIMCO COMMODITYREALRETURN
  5/20/2005 to 12/31/2005.............................    $ 10.02         $11.38        23,190.9983
PIMCO REAL RETURN
  5/20/2005 to 12/31/2005.............................    $ 10.33         $10.27                  0
PIMCO TOTAL RETURN
  5/20/2005 to 12/31/2005.............................    $ 10.19         $10.17       114,042.2953
VAN KAMPEN COMSTOCK
  5/20/2005 to 12/31/2005.............................    $ 10.74         $11.19        47,129.3706
WANGER U.S. SMALLER COMPANIES
  5/20/2005 to 12/31/2005.............................    $ 11.13         $12.48        24,383.9163

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
  Selling the Contract
  Financial Statements
  Administrative Services Arrangements
  Keep Well Agreement

CALCULATION OF YIELDS AND TOTAL RETURNS
  Money Market Yield
  Other Subaccount Yields
  Total Returns

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
  SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
  YORK

APPENDIX A - EXAMPLE OF BONUS PAYMENT AND RECAPTURE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXAMPLE: You purchase a Merrill Lynch Investor Choice Annuity XC Class Contract with an initial premium of $400,000 on May 10, 2006. You make a withdrawal (including any applicable surrender charge (SC)) of $155,000 on July 5, 2007 and pay a subsequent premium of $200,000 on August 1, 2007. Your bonus amounts paid and recaptured, based on HYPOTHETICAL Account values and transactions, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account. There is, of course, no assurance that the Separate Account will experience positive investment performance. This example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE BONUS AMOUNTS PAID AND RECAPTURED, SEE "FEATURES AND BENEFITS OF THE CONTRACT - BONUS PAYMENT AND RECAPTURE."

                                                                                                                BONUS
                                                        TRANSACTIONS          BONUS AMOUNTS                     AMOUNT
                                                     -------------------   --------------------   ACCOUNT     SUBJECT TO
DATE                                                  PREM.     WITHDR.     PAID     RECAPTURED    VALUE      RECAPTURE
-------------------------------------------------------------------------------------------------------------------------
5/10/2006  THE CONTRACT IS ISSUED                    $400,000              $18,000                $418,000     $18,000
           Premium Allocated to Tier 1 = $125,000
           Premium Allocated to Tier 2 = $275,000
           Bonus 1 = (.045 x $125,000) + (.045 x
           $275,000) = $5,625 + $12,375 = $18,000
           Bonus 1 Subj. to Recapture = Bonus
           Recapture Percentage (BRP) Year 1 x
           Bonus 1
           = 100% x $18,000 = $18,000
5/10/2007  FIRST CONTRACT ANNIVERSARY                                                             $428,000     $11,700
           Assume Account Value increased by
           $10,000 due to positive investment
           performance.
           Bonus 1 Subj. to Recapture = BRP Year 2
           x Bonus 1 = 65% x $18,000 = $11,700
7/5/2007   OWNER TAKES A $155,000 WITHDRAWAL                    $155,000             $   2,925    $273,775     $ 8,775
           Assume Account Value increased by $3,700
           due to positive investment performance.
           Bonus 1 Subj. to Recapture Before
           Withdrawal = BRP Year 2 x Bonus 1 = 65%
           x $18,000 = $11,700
           Gain = Account Value Before
           Withdrawal -- Bonus Amounts Subj. to
           Recapture -- Remaining Premiums
           = $431,700 -- $11,700 -- $400,000 =
           $20,000
           Free Withdrawal Amount = Greater of 10%
           Premium or Gain = Max ($40,000, $20,000)
           = $40,000
           Prem 1 Withdrawn = Withdrawal -- Gain =
           $155,000 -- $40,000 = $115,000
           Prem 1 Withdrawn without SC =
           Free-Out -- Gain = $40,000 -- $20,000 =
           $20,000
           Bonus 1 Recapture Ratio = Prem 1
           Withdrawn Subj. to SC/Prem 1 Remaining
           Immediately Prior
           =
           ($115,000 -- $20,000)/($400,000 -- $20,000) =
           $95,000/$380,000 = .250000
           Bonus 1 Recaptured = Bonus 1 Subj. to
           Recapture x Bonus 1 Recapture Ratio
           = $11,700 x .250000 = $2,925
           Bonus 1 Subj. to Recapture After
           Withdrawal
           = BRP Year 2 x (Bonus 1 -- Recaptured
           Amount/BRP at time of recapture)
           = 65% x ($18,000 -- $2,925/0.65) =
           $8,775
8/1/2007   OWNER PUTS IN $200,000 ADDITIONAL         $200,000              $ 5,000                $455,000     $13,775
           PREMIUM
           Assume Account Value decreased to
           $23,775 due to negative investment
           performance.
           Premium Allocated to Tier 2 = $100,000
           Premium Allocated to Tier 3 = $100,000
           Bonus 2 = (.045 x $100,000) + (.055 x
           $100,000) = $5,000
           Bonus 2 Subj. to Recapture = BRP Year 1
           x Bonus 2 = 100% x $5,000 = $5,000
           Bonus 1 Subj. to Recapture = BRP Year 2
           x (Bonus 1 -- Recaptured Amount/BRP at
           time of recapture)
           = 65% x ($18,000 -- $2,925/65%) = $8,775
5/10/2008  SECOND CONTRACT ANNIVERSARY                                                            $450,000     $ 9,050
           Assume Account Value decreased by $5,000
           due to negative investment performance.
           Bonus 1 Subj. to Recapture = BRP Year 3
           x (Bonus 1 -- Recaptured Amount/BRP at
           time of recapture)
           = 30% x ($18,000 -- $2,925/65%) = $4,050
           Bonus 2 Subj. to Recapture = BRP Year 1
           x (Bonus 2 -- Recaptured Amount/BRP at
           time of recapture)
           = 100% x ($5,000 -- $0) = $5,000
5/10/2009  THIRD CONTRACT ANNIVERSARY                                                             $475,000     $ 3,250
           Assume Account Value increased by
           $25,000 due to positive investment
           performance.
           Bonus 1 Subj. to Recapture = BRP Year 4
           x (Bonus 1 -- Recaptured Amount/BRP at
           time of recapture)
           = 0% x ($18,000 -- $2,925/65%) = $0
           Bonus 2 Subj. to Recapture = BRP Year 2
           x (Bonus 2 -- Recaptured Amount/BRP at
           time of recapture)
           = 65% x ($5,000 -- $0) = $3,250

APPENDIX B - EXAMPLE OF MAXIMUM ANNIVERSARY VALUE GMDB
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXAMPLE: Assume that you are under age 76 at issue. You pay an initial premium of $100,000 on May 10, 2006 and a subsequent premium of $10,000 on June 28, 2007. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2007 and $40,000 on September 22, 2007. Your death benefit, based on HYPOTHETICAL Account values and transactions, and selection of the Maximum Anniversary Value ("MAV") GMDB option, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the MAV GMDB is selected. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT, SEE "GMDB BASE - MAXIMUM ANNIVERSARY VALUE."

                                                                               (A)        (B)
                                                          TRANSACTIONS        GMDB      ACCOUNT
DATE                                                    PREM.     WITHDR.   MAV BASE     VALUE             DEATH BENEFIT
--------------------------------------------------------------------------------------------------------------------------------
5/10/2006   THE CONTRACT IS ISSUED                     $100,000             $100,000    $100,000   $100,000 (maximum of (A),(B))
            5/10/06 anniversary value = Initial
            Premium on 5/10/06 = $100,000
            GMDB MAV Base = greatest of anniversary
            values = $100,000
5/10/2007   FIRST CONTRACT ANNIVERSARY                                      $110,000    $110,000   $110,000 (maximum of (A),(B))
            Assume Account Value increased by
            $10,000 due to positive investment
            performance.
            5/10/07 anniversary value = Account
            Value on 5/10/07 = $110,000
            GMDB MAV Base = greatest of anniversary
            values = 5/10/07 anniversary value =
            $110,000
6/28/2007   OWNER PUTS IN $10,000 ADDITIONAL PREMIUM   $ 10,000             $120,000    $114,000   $120,000 (maximum of (A),(B))
            Assume Account Value decreased by $6,000
            due to negative investment performance.
            5/10/07 anniversary value = anniversary
            value before premium + additional
            premium
            = $110,000 + $10,000 = $120,000
            GMDB MAV Base = greatest of anniversary
            values = 5/10/07 anniversary value =
            $120,000
8/3/2007    OWNER TAKES A $5,000 WITHDRAWAL                       $5,000    $114,000    $ 95,000   $114,000 (maximum of (A),(B))
            Assume Account Value decreased by
            $14,000 due to negative investment
            performance.
            Adjusted withdrawal = withdrawal x (GMDB
            MAV Base before withdrawal)
            (Account Value before withdrawal)
            = $5,000 x ($120,000/$100,000)
            = $6,000
            5/10/07 anniversary value = 5/10/07
            anniversary value before w/d -- adjusted
            withdrawal
            = $120,000 -- $6,000 = $114,000
            GMDB MAV Base = greatest of anniversary
            values = 5/10/07 anniversary value =
            $114,000
9/22/2007   OWNER TAKES A $40,000 WITHDRAWAL                      $40,000   $ 76,000    $ 80,000   $ 80,000 (maximum of (A),(B))
            Assume Account Value increased by
            $25,000 due to positive investment
            performance.
            Adjusted withdrawal = withdrawal x (GMDB
            MAV Base before withdrawal)
            (Account Value before withdrawal)
            = $40,000 x ($114,000/$120,000)
            = $38,000
            5/10/07 anniversary value = 5/10/07
            anniversary value before -- adjusted
            withdrawal
            = $114,000 -- $38,000 = $76,000
            GMDB MAV Base = greatest of anniversary
            values = 5/10/07 anniversary value =
            $76,000
5/10/2008   SECOND CONTRACT ANNIVERSARY                                     $ 76,000    $ 70,000   $ 76,000 (maximum of (A),(B))
            Assume Account Value decreased by
            $10,000 due to negative investment
            performance.
            5/10/07 anniversary value = $76,000
            5/10/08 anniversary value = Account
            Value on 5/10/08 = $70,000
            GMDB MAV Base = greatest of anniversary
            values = 5/10/07 anniversary value =
            $76,000

APPENDIX C - EXAMPLE OF GMIB
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). NO INVESTMENT RETURNS ARE ASSUMED AS ONLY THE GMIB GUARANTEED MINIMUM PAYMENTS ARE ILLUSTRATED. ACTUAL INVESTMENT RETURNS MAY RESULT IN A HIGHER PAYMENT. THE EXAMPLE ASSUMES NO INVESTMENT IN RESTRICTED SUBACCOUNTS, NO WITHDRAWALS AND NO PREMIUM TAXES. ANY CHANGE TO THESE ASSUMPTIONS WOULD REDUCE THE GMIB BASE AND THEREFORE THE GMIB GUARANTEED MINIMUM PAYMENT.

FACTS: Assume that a male, age 60 purchases a Merrill Lynch Investor Choice Annuity (B Class) Contract on June 1, 2006 with the GMIB, and makes an initial premium payment of $100,000. The following chart shows the GMIB guaranteed minimum payout amounts if he were to exercise the GMIB Rider on the contract anniversaries shown and chooses the Life with Payments Guaranteed for 10 Years annuity option:

---------------------------------------------------------------------------------
                                                                  ANNUAL GMIB
CONTRACT ANNIVERSARY*                          GMIB BASE          PAYMENTS**
---------------------------------------------------------------------------------
(5th) June 1, 2011                             $127,628       GMIB NOT AVAILABLE
                                                                 FOR EXERCISE
---------------------------------------------------------------------------------
(10th) June 1, 2016                            $162,889             $10,184
---------------------------------------------------------------------------------
(15th) June 1, 2021                            $207,893             $14,868
---------------------------------------------------------------------------------
(20th) June 1, 2026                            $265,330             $21,715
---------------------------------------------------------------------------------
(25th) June 1, 2031***                         $265,330             $24,516
---------------------------------------------------------------------------------
(30th) June 1, 2036                                 n/a         GMIB TERMINATED
---------------------------------------------------------------------------------

  * The Contract may also be annuitized under the terms and conditions of the GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.

 ** GMIB payments must be made on a monthly basis. Annual amounts (monthly times
    12) are illustrative.

*** If the Contract were not annuitized during the 30 day period following this contract anniversary, the GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB charges previously collected would not be refunded.

FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMIB BASE AND DETERMINE THE ACTUAL PAYOUT AMOUNT UPON EXERCISE OF THE GMIB RIDER, SEE "GUARANTEED MINIMUM INCOME BENEFIT."

APPENDIX D - EXAMPLE OF GMWB
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXAMPLE: You purchase a Merrill Lynch Investor Choice Annuity B Class contract with an initial premium of $100,000 on May 1, 2006 at the age of 72. You select the Guaranteed Minimum Withdrawal Benefit rider. You make your first withdrawal on June 15, 2009 at the age of 75 and continue to take withdrawals each Contract Year as shown below. Your Guaranteed Lifetime Amount (GLA) and GMWB Base, based on HYPOTHETICAL Account Values and transactions, are illustrated below. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMWB BASE AND GMWB CHARGE, SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT."

                                                                                   TRANSACTIONS
                                                                                -------------------   ACCOUNT      GMWB
DATE                                                                             PREM.     WITHDR.     VALUE       BASE      GLA
----------------------------------------------------------------------------------------------------------------------------------
5/1/2006    THE CONTRACT IS ISSUED                                              $100,000              $100,000   $100,000   $5,500
            The Lifetime Income Percentage is 5.5% if a withdrawal were to be taken.
5/1/2009    THIRD CONTRACT ANNIVERSARY                                                                $120,000   $120,000   $7,200
            Assume Account Value increased by $20,000 due to positive
            investment performance and that this is the highest anniversary value since issue. The Lifetime Income Percentage is now 6.0%
            since You are age 75 and You have not taken any previous
            withdrawals.
6/15/2009   OWNER TAKES A $7,200 WITHDRAWAL                                                $ 7,200    $103,000   $120,000   $7,200
            Assume Account Value decreased by $9,800 to $110,200 due to negative investment performance. No adjustments apply since withdrawals have not exceeded the GLA during the Contract Year.
9/14/2009   OWNER TAKES A $35,000 WITHDRAWAL                                               $35,000    $65,000    $ 65,000   $3,900
            Assume Account Value decreased by $3,000 to $100,000 due to negative investment performance. The previous withdrawal equaled the GLA so entire withdrawal is an excess withdrawal.
            Adj. Excess w/d = Excess w/d x (GMWB Base before the excess withdrawal
            -----------------------------
            Account Value before the excess withdrawal)
            = ($35,000) x ($120,000 / $100,000) = $35,000 x (6/5)
            = $42,000
            GMWB Base  = Min (GMWB Base prior less Adj. Excess w/d, Account
            Value after excess w/d)
            = Min ($120,000 -- $42,000, $65,000) = $65,000
5/1/2010    FOURTH CONTRACT ANNIVERSARY                                                               $66,000    $ 65,000   $3,900
            Assume Account Value increased by $1,000 to $66,000 due to positive investment performance.
            Since this is not a 3rd Contract Anniversary, the GMWB Base is not reset to the higher value.
11/25/2010  OWNER TAKES A $39,900 WITHDRAWAL                                               $39,900    $16,000    $ 16,000   $  960
            Assume Account Value decreased by $10,100 to $55,900 due to negative investment performance.
            No previous w/ds have been taken during the Contract Year so
            $36,000 is an excess withdrawal.
            Adj. Excess w/d = Excess w/d x (GMWB Base before the excess withdrawal
            -----------------------------
            Account Value before the excess withdrawal)
            = $36,000 x ($65,000 / ($55,900 -- $3,900) ) = $36,000 x (5/4)
            = $45,000
            GMWB Base  = Min (GMWB Base prior less Adj. Excess w/d, Account
            Value after excess w/d)
            = Min ($65,000 -- $45,000, $55,900 -- $39,900)
            = Min ($20,000, $16,000) = $16,000
5/1/2018    TWELFTH CONTRACT ANNIVERSARY -- OWNER REQUESTS A $800 WITHDRAWAL               $   800    $    --          *GMWB RIDER
                                                                                                                       TERMINATED*
            Assume withdrawals equal to the GLA have been taken each Contract
            Year and the Automatic Step-Up has not changed the GMWB Base.
            Assume Account Value has decreased by $15,200 to $800 due to withdrawals and negative investment performance.
            You receive the remaining $800 of Account Value and the Company pays You an additional $160. The GMWB Rider and Base Contract terminate. Lifetime monthly payments of $960 / 12 = $80 are established with an Annuity Date of 5/1/2019.

APPENDIX E - GMIB AND GMWB INVESTMENT CATEGORIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
         GMIB AND GMWB
     INVESTMENT CATEGORIES                                    SUBACCOUNTS
--------------------------------------------------------------------------------------------------
Large Cap                             AIM VI Basic Value, AllianceBernstein VPS Value, American
                                      Century VP Ultra, Davis Value, Dreyfus VIF Appreciation,
                                      Federated Capital Appreciation II, Roszel/Lord Abbett
                                      Affiliated, Roszel/ Marsico Large Cap Growth, Mercury Index
                                      500 VI, Mercury Fundamental Growth VI, Mercury Basic Value
                                      VI, Mercury Large Cap Core VI, Mercury Large Cap Growth VI,
                                      Mercury Large Cap Value VI, Mercury Equity Dividend,
                                      Oppenheimer Main Street/VA, Oppenheimer Capital
                                      Appreciation/VA, Roszel/Allianz CCM Capital Appreciation,
                                      Pioneer Fund VCT, Van Kampen Comstock, American Funds - AFIS
                                      Growth, American Funds - AFIS Growth - Income
--------------------------------------------------------------------------------------------------
Mid Cap                               AIM VI Mid Cap Core Equity, Federated Kaufmann II,
                                      Roszel/Lord Abbett MidCap Value, Mercury Mid-Cap Value
                                      Opportunity, OpCap Renaissance, Roszel/Seligman Mid-Cap
                                      Growth
--------------------------------------------------------------------------------------------------
Small Cap                             AllianceBernstein VPS Small Mid Cap Value, Roszel/Delaware
                                      Trend, Roszel/JPMorgan Small Cap Growth, Mercury Value
                                      Opportunities VI, Mercury Small Cap Index, Oppenheimer Main
                                      Street Small Cap VA, Roszel/Allianz NFJ Small Cap Value,
                                      Wanger U.S. Smaller Companies, Pioneer Small Cap Value VCT
--------------------------------------------------------------------------------------------------
International                         Pioneer Emerging Markets VCT, Templeton VIP Growth
                                      Securities, Templeton VIP Foreign Securities, Mercury Global
                                      SmallCap, Mercury International Index, Mercury International
                                      Value VI, American Funds - AFIS International
--------------------------------------------------------------------------------------------------
Balanced                              Mercury Global Allocation VI, American Funds - AFIS Asset
                                      Allocation
--------------------------------------------------------------------------------------------------
Money Market                          Mercury Domestic Money Market VI
--------------------------------------------------------------------------------------------------
Fixed Income                          EatonVance VT Floating Rate Income, Roszel/Lord Abbett Bond
                                      Debenture, Mercury Core Bond VI, Mercury Government Bond VI,
                                      Mercury Low Duration, Mercury High Current Income VI, PIMCO
                                      Total Return, PIMCO Real Return, Pioneer High Yield VCT,
                                      American Funds - AFIS Bond
--------------------------------------------------------------------------------------------------
Alternative                           Cohen & Steers VIF Realty, PIMCO CommodityRealReturn
                                      Strategy, Roszel/JPMorgan Multi-Cap Market Neutral
--------------------------------------------------------------------------------------------------

APPENDIX F -- GMWB TAX EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples illustrate how we intend to tax report a $5,000 payment received by you at various stages under a Contract with a GMWB benefit. Assume the Guaranteed Lifetime Amount is also $5,000. It should be noted that all taxable amounts received under your Contract will be treated as ordinary income.

     (1) Before annuity payments begin, earnings (or gains) come out first from the Contract and are taxable as ordinary income. Thus, if taken as a pre-annuity date withdrawal, the entire $5,000 payment will consist of taxable earnings until the account value is reduced to an amount below the greater of (i) the investment in the Contract (generally equal to the total premium payments); or (ii) the $5,000 Guaranteed Lifetime Amount.

     (2) Over time, as withdrawals are made from the Contract, the account value may be reduced to zero, but the GMWB benefit still guarantees that $5,000 will be paid each year. The tax treatment of a $5,000 withdrawal may differ as the account value approaches and reaches zero:

        EXAMPLE 1

        Year during which Account Value goes to zero

        Assume the account value is $500. $500 of the withdrawal will be from the account value and $4,500 will be part of the GMWB benefit. If the investment in the Contract at the time of payment is $1,000, we will report $4,000 as taxable gain and we will reduce the investment in Contract to zero. Investment in the Contract after the payment equals zero.

        Years after Account Value goes to zero

        Full amount of the $5,000 payment is taxed as gain, because investment in the Contract is now zero.

        EXAMPLE 2

        Year during which Account Value goes to zero

        Assuming again an account value of $500, $500 of the withdrawal will be taken from the account value and $4,500 will be paid to you as part of the GMWB benefit. If investment in the Contract at the time of payment is $15,000, we will report the entire $5,000 payment as a nontaxable return of premiums, because investment in the Contract is greater than both the guaranteed lifetime payment and the account value. Investment in the Contract immediately after the payment would be reduced by the full amount of the nontaxable payment received by you, to $10,000.

        Years after Account Value goes to zero

        Assume the expected return under the Contract is $91,000 ($5,000 each year times the life expectancy of the covered person). The exclusion ratio for the annual $5,000 guaranteed lifetime payments will be 11 percent (which is calculated by dividing the investment in the Contract of $10,000 by the expected return of $91,000). Thus, $4,450 will be reported as taxable income and $550 may be excluded from each annual payment of $5000 until the entire $10,000 investment in the Contract is recovered. After the entire investment in the Contract is recovered, the full amount of each guaranteed lifetime payment will be taxable.

------------------------------------------------------------

              ML OF NEW YORK VARIABLE ANNUITY
        SEPARATE ACCOUNT A (THE "SEPARATE ACCOUNT")
            FLEXIBLE PREMIUM INDIVIDUAL DEFERRED
         VARIABLE ANNUITY CONTRACT (THE "CONTRACT")
                         issued by
           ML LIFE INSURANCE COMPANY OF NEW YORK                              STATEMENT OF
            HOME OFFICE: 222 Broadway, 2nd Floor                         ADDITIONAL INFORMATION
                  New York, New York 10038                                     MAY 1, 2006
               SERVICE CENTER: P.O. Box 44222                            MERRILL LYNCH INVESTOR
              Jacksonville, Florida 32231-4222                             CHOICE ANNUITY(SM)
                 4804 Deer Lake Drive East                                  (INVESTOR SERIES)
                Jacksonville, Florida 32246
                   PHONE: (800) 333-6524
                      offered through
     MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
------------------------------------------------------------

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long-term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by ML Life Insurance Company of New York ("ML of New York") on a nonqualified basis. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or Section 457(b) plan.

This Statement of Additional Information is not a prospectus and should be read together with the Contract's Prospectus dated May 1, 2006, which is available on request and without charge by writing to or calling ML of New York at the Service Center address or phone number set forth above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OTHER INFORMATION...........................................    2
  Selling the Contract......................................    2
  Financial Statements......................................    2
  Administrative Services Arrangements......................    2
  Keep Well Agreement.......................................    2
CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
  Money Market Yield........................................    3
  Other Subaccount Yields...................................    4
  Total Returns.............................................    4
FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
  SEPARATE ACCOUNT A........................................  S-1
FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
  YORK......................................................  G-1

OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              SELLING THE CONTRACT

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through Merrill Lynch Life Agency, Inc.

For the years ended December 31, 2005, Distributor received $642,808 in commissions in connection with the sale of the Contracts. For the years 2004 and 2003, Distributor received no such commissions.

                              FINANCIAL STATEMENTS

The financial statements of ML of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of ML of New York to meet any obligations it may have under the Contract.

                      ADMINISTRATIVE SERVICES ARRANGEMENTS

ML of New York has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG"), pursuant to which ML of New York can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, ML of New York has arranged for MLIG to provide administrative services for the Separate Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by ML of New York, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2005, $4.0 million in administrative services fees were paid in connection with the sale of the Contracts, including these Contracts. For the years 2004 and 2003, no such administrative service fees were paid.

                              KEEP WELL AGREEMENT

On May 14, 2003, Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.") entered into a "keep well" agreement with ML of New York. Under the agreement, at all times that ML of New York is a direct or indirect wholly owned subsidiary of Merrill Lynch & Co., Merrill Lynch & Co. will ensure that ML of New York maintains statutory net worth in excess of certain minimum surveillance levels. At December 31, 2005, the statutory net worth of ML of New York was in excess of these minimum surveillance levels. Contract owners have certain rights under the agreement to enforce the provisions of the agreement. However, the agreement does not guarantee, directly or indirectly, any indebtedness, liability, or obligation of ML of New York. The agreement may be modified, amended, or terminated only by written agreement of the parties, but any such modification, amendment, or termination may not materially and adversely affect any contract owners at that time unless the respective contract owners consent in writing.

CALCULATION OF YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               MONEY MARKET YIELD

From time to time, ML of New York may quote in advertisements and sales literature the current annualized yield for the Mercury Domestic Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. On a Class-specific basis, the current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the current asset-based insurance charge for each Class and subaccount (1.15% to 1.40% for the B Class; 1.50% to 1.75% for the C Class; 1.35% to 1.60%
for the L Class; and 1.55% to 1.80% for the XC Class); and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of anticipated contract size, we have assumed the average per unit contract fee to be 0.05%. On a Class-specific basis, current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF       =   the net change in the value of the Fund (exclusive of
              realized gains and losses on the sale of securities and
              unrealized appreciation and depreciation) for the 7-day
              period attributable to a hypothetical account having a
              balance of 1 unit.
ES        =   per unit expenses for the hypothetical account for the 7-day period.
UV        =   the unit value on the first day of the 7-day period.

ML of New York also may quote the effective yield of the Mercury Domestic Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. On a Class-specific basis, the effective yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) - 1

Where:

NCF       =   the net change in the value of the Fund (exclusive of
              realized gains and losses on the sale of securities and
              unrealized appreciation and depreciation) for the 7-day
              period attributable to a hypothetical account having a
              balance of 1 unit.
ES        =   per unit expenses for the hypothetical account for the 7-day period.
UV        =   the unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yields for the Mercury Domestic Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Mercury Domestic Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yields for the subaccount are affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund, and the Fund's operating expenses. Yields on amounts held in the Mercury Domestic Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.

                            OTHER SUBACCOUNT YIELDS

From time to time, ML of New York may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Mercury Domestic Money Market V.I. Subaccount) for a Contract for a 30-day or one-month period on a Class-specific basis. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by
(2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the current asset-based insurance charge for each Class and subaccount (1.15% to 1.40% for the B Class; 1.50% to 1.75% for the C Class; 1.35% to 1.60% for the L Class; and 1.55% to 1.80% for the XC Class); and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI        =   net investment income of the Fund for the 30-day or
              one-month period attributable to the subaccount's units.
ES        =   expenses of the subaccount for the 30-day or one-month
              period.
U         =   the average number of units outstanding.
UV        =   the unit value at the close of the last day in the 30-day or one-month.

Currently, ML of New York may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yields on the amounts held in the subaccounts normally will fluctuate over time. Therefore, a disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yields are affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the applicable surrender charge period. A surrender charge will not be imposed on the "free withdrawal amount" each year.

                                 TOTAL RETURNS

From time to time, ML of New York also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time on a Class-specific basis. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5 and 10 years, or for a shorter period, if applicable. We will not show any performance information for periods of less than six months.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. TOTAL RETURNS DO NOT REFLECT ANY RIDER CHARGES OR BONUS AMOUNTS IF APPLICABLE.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:

                                                       FUND INCEPTION     SUBACCOUNT INCEPTION
                        FUND                                DATE                  DATE
                        ----                          -----------------   --------------------
Mercury Basic Value V.I. Fund (Class I)               July 1, 1993         July 1, 1993
Mercury Core Bond V.I. Fund (Class I)                 April 29, 1982       February 21, 1992
Mercury Domestic Money Market V.I. Fund (Class I)     February 21, 1992    February 21, 1992
Mercury Fundamental Growth V.I. Fund (Class I)        April 3, 2000        July 14, 2000
Mercury Global Allocation V.I. Fund (Class I)         February 21, 1992    February 21, 1992
Mercury Government Bond V.I. Fund (Class I)           May 16, 1994         May 16, 1994
Mercury High Current Income V.I. Fund (Class I)       April 29, 1982       February 21, 1992
Mercury Index 500 V.I. Fund (Class I)                 December 13, 1996    December 19, 1986
Mercury International Value V.I. Fund (Class I)       June 10, 1998        November 21, 2003
Mercury Large Cap Core V.I. Fund (Class I)            April 29, 1982       February 21, 1992
Mercury Large Cap Growth V.I. Fund (Class I)          April 30, 1999       November 21, 2003
Mercury Large Cap Value V.I. Fund (Class I)           April 23, 2001       May 1, 2001
Mercury Value Opportunities V.I. Fund (Class I)       April 29, 1982       February 21, 1992
Mercury Equity Dividend Portfolio                     December 30, 2004    May 1, 2005
Mercury Global SmallCap Portfolio                     December 30, 2004    May 1, 2005
Mercury International Index Portfolio                 December 30, 2004    May 1, 2005
Mercury Low Duration Portfolio                        December 30, 2004    May 1, 2005
Mercury Mid Cap Value Opportunities Portfolio         December 30, 2004    May 1, 2005
Mercury Small Cap Index Portfolio                     December 30, 2004    May 1, 2005
MLIG VIT Roszel/Allianz CCM Capital Appreciation      May 1, 2003          May 1, 2003
  Portfolio
MLIG VIT Roszel/Allianz NFJ Small Cap Value           July 1, 2002         July 1, 2002
  Portfolio
MLIG VIT Roszel/Delaware Trend Portfolio              May 1, 2003          May 1, 2003
MLIG VIT Roszel/JPMorgan Multi-Cap Market Neutral     June 30, 2006        June 30, 2006
  Portfolio
MLIG VIT Roszel/JPMorgan Small Cap Growth Portfolio   July 1, 2002         July 1, 2002
MLIG VIT Roszel/Lord Abbett Affiliated Portfolio      May 1, 2003          May 1, 2003
MLIG VIT Roszel/Lord Abbett Bond Debenture Portfolio  July 1, 2002         July 1, 2002
MLIG VIT Roszel/Lord Abbett Mid Cap Value Portfolio   July 1, 2002         July 1, 2002
MLIG VIT Roszel/Marsico Large Cap Growth Portfolio    July 1, 2002         May 1, 2006
MLIG VIT Roszel/Seligman Mid Cap Growth Portfolio     July 1, 2002         July 1, 2002
                                                      September 10,        May 1, 2005
AIM V.I. Basic Value Fund (Series I)                  2001
                                                      September 10,        May 1, 2005
AIM V.I. Mid Cap Core Equity Fund (Series I)          2001
AllianceBernstein VPS Small/Mid Cap Value Portfolio   May 2, 2001          May 1, 2005
  (Class A)
AllianceBernstein VPS Value Portfolio (Class A)       July 22, 2002        May 1, 2005
American Century VP Ultra(R) Fund (Class I)           May 1, 2001          May 1, 2004
American Fund Asset Allocation Fund (Class 2)******   August 1, 1989       May 1, 2005
American Fund Bond Fund (Class 2)******               January 2, 1996      May 1, 2005
American Fund Growth Fund (Class 2)******             February 8, 1984     May 1, 2005
American Fund Growth-Income Fund (Class 2)******      February 8, 1984     May 1, 2005
American Fund International Fund (Class 2)******      May 1, 1990          May 1, 2005

                                                       FUND INCEPTION     SUBACCOUNT INCEPTION
                        FUND                                DATE                  DATE
                        ----                          -----------------   --------------------
Cohen & Steers VIF Realty Fund, Inc.                  March 4, 2005        May 1, 2005
Davis Value Portfolio                                 July 1, 1999         July 14, 2000
Dreyfus VIF Appreciation Portfolio (Service           December 31, 2000    May 1, 2005
  Class)*******
Eaton Vance VT Floating-Rate Income Fund              May 2, 2001          May 1, 2005
Federated Capital Appreciation Fund II (Primary       June 19, 2000        May 1, 2004
  Class)
Federated Kaufmann Fund II (Primary Class)            April 30, 2002       May 1, 2004
Templeton Foreign Securities Fund (Class 2)*          May 1, 1992          May 1, 2005
Templeton Growth Securities Fund (Class 2)**          March 15, 1994       May 1, 2005
Oppenheimer Capital Appreciation Fund/VA (Service     September 18,        May 1, 2005
  Class)                                              2001
Oppenheimer Main Street Fund(R)/VA (Service Class)    July 13, 2000        May 1, 2005
Oppenheimer Main Street Small Cap Fund(R)/VA          July 16, 2001        May 1, 2005
  (Service Class)
PIMCO CommodityRealReturn Strategy Portfolio          June 30, 2004        May 1, 2005
  (Administrative Class)
                                                      September 30,        May 1, 2005
PIMCO Real Return Portfolio (Administrative Class)    1999
PIMCO Total Return Portfolio (Administrative Class)   December 31, 1997    July 14, 2000
Pioneer Emerging Markets VCT Portfolio (Series II)    October 30, 1998     May 1, 2006
Pioneer Fund VCT Portfolio (Series II)***             February 13, 1928    May 1, 2005
Pioneer High Yield VCT Portfolio (Series II)****      February 12, 1998    May 1, 2005
Pioneer Small Cap Value VCT Portfolio (Series         February 28, 1997    May 1, 2005
  II)*****
Premier VIT OpCap Renaissance Portfolio               July 10, 2002        May 1, 2004
Van Kampen LIT Comstock Portfolio (Class I)           April 30, 1999       May 1, 2004
Wanger U.S. Smaller Companies (Class I)               May 3, 1995          May 1, 2005

---------------

        * Because Class 2 shares were first available on May 1, 1997, performance shown for periods prior to that date represents the historical results of Class 1 shares. For periods beginning on May 1, 1997 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

       ** Because Class 2 shares were first available on January 6, 1999, performance shown for periods prior to that date represents historical results of Class 1 shares. For periods beginning January 6, 1999, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

      *** Because Class II shares were first available on October 31, 1997, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class II.

    **** Because Class II shares were first available on May 1, 2000, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class II.

   ***** Because Class II shares were first available on November 8, 2001, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class II.

  ****** Because Class 2 shares were first available on April 30, 1997, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class 2.

 ******* Because Service shares were first available on December 31, 2000, performance of the Fund's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under each Class of the Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end. Average annual total returns are calculated for each Class using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the current asset-based insurance charge for each Class and subaccount (1.15% to 1.40% for the B Class, 1.50% to 1.75% for the

C Class; 1.35% to 1.60% for the L Class; and 1.55% to 1.80% for the XC Class), and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge if applicable. Total returns for the XC Class do not reflect the addition of bonus amounts. TOTAL RETURNS DO NOT REFLECT ANY RIDER CHARGES. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the average annual total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) - 1

Where:

TR        =   the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and
              contract fee).
ERV       =   the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.
P         =   a hypothetical initial payment of $1,000.
N         =   the number of years in the period.

From time to time, ML of New York also may quote in sales literature or advertisements Class-specific total returns for other periods or that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

From time to time, ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) on a Class-specific basis for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the "DCA subaccount") at the beginning of that period and monthly transfers of a portion of the account value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the account value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
ML Life Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of ML of New York Variable Annuity Separate Account A, comprised of the divisions investing in the Mercury Global SmallCap Portfolio (commenced operations May 20, 2005), Mercury International Index Portfolio (commenced operations May 20, 2005), Mercury Low Duration Portfolio (commenced operations May 20, 2005), Mercury American Balanced V.I. Fund, Mercury Basic Value V.I. Fund, Mercury Core Bond V.I. Fund, Mercury Domestic Money Market V.I. Fund, Mercury Fundamental Growth V.I. Fund, Mercury Global Allocation V.I. Fund, Mercury Global Growth V.I. Fund, Mercury Government Bond V.I. Fund, Mercury High Current Income V.I. Fund, Mercury Index 500 V.I. Fund, Mercury International Value V.I. Fund, Mercury Large Cap Core V.I. Fund, Mercury Large Cap Growth V.I. Fund, Mercury Large Cap Value V.I. Fund, Mercury Utilities & Telecommunications V.I. Fund, Mercury Value Opportunities V.I. Fund, AIM V.I. Basic Value Fund (commenced operations May 20, 2005), AIM V.I. Capital Appreciation Fund, AIM V.I. International Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein Global Technology Portfolio, AllianceBernstein Growth and Income Portfolio,
AllianceBernstein Large Cap Growth Portfolio, AllianceBernstein Small/Mid Cap Value Portfolio (commenced operations May 20, 2005), American Century VP International Fund, American Century VP Ultra Fund (commenced operations May 1, 2004), American Funds Asset Allocation Fund(commenced operations May 20, 2005), American Funds Bond Fund (commenced operations May 20, 2005), American Funds Growth Fund (commenced operations May 20, 2005), American Funds Growth-Income Fund (commenced operations May 20, 2005), American Funds International Fund (commenced operations May 20, 2005), Cohen & Steers VIF Realty Fund, Inc. (commenced operations May 20, 2005), Davis Value Portfolio, Dreyfus VIF Appreciation Portfolio (commenced operations May 20, 2005), Eaton Vance VT Floating-Rate Income Fund (commenced operations May 20, 2005), Federated Capital Appreciation Fund II (commenced operations May 1, 2004), Federated Kaufmann Fund II (commenced operations May 1, 2004), MFS Emerging Growth Series, OpCap Renaissance Portfolio
(formerly PIMCO PEA Renaissance Portfolio, commenced operations May 1, 2004), Oppenheimer Capital Appreciation Fund/VA (commenced operations May 20, 2005), Oppenheimer Main Street Small Cap Fund/VA (commenced operations May 20,
2005), PIMCO CommodityRealReturn Strategy Portfolio (commenced operations May 20, 2005), PIMCO Real Return Portfolio (commenced operations May 20, 2005), PIMCO Total Return Portfolio, Pioneer Fund VCT Portfolio (commenced operations May 20, 2005), Pioneer High Yield VCT Portfolio (commenced operations May 20, 2005), Pioneer Small Cap Value VCT Portfolio (commenced operations May 20, 2005), Roszel / Allianz CCM Capital Appreciation Portfolio, Roszel /Allianz NFJ Small Cap Value Portfolio, Roszel / Delaware Trend Portfolio, Roszel / JP Morgan Small Cap Growth Portfolio, Roszel / Lord Abbett Affiliated Portfolio, Roszel / Lord Abbett Bond Debenture Portfolio, Roszel / Lord Abbett Mid Cap Value Portfolio, Roszel / Seligman Mid Cap Growth Portfolio, Seligman Smaller-Cap Value Portfolio, Templeton Foreign Securities Fund (commenced operations May 20, 2005), Templeton Growth Securities Fund (commenced operations May 20, 2005), Van Kampen Comstock Portfolio (commenced operations May 1, 2004), Van Kampen Emerging Growth
Portfolio, Wanger U.S. Smaller Companies (commenced operations May 20, 2005), (collectively, the "Divisions"), as of December 31, 2005, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Divisions' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions as of December 31, 2005, the results of their operations and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

New York, New York
March 31, 2006

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Global           International             Low
                                                                          SmallCap              Index               Duration
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in FAM Series Funds, Inc. (Note 1):
    Mercury Global SmallCap Portfolio, 9 shares
      (Cost $103)                                                   $               105  $                    $

    Mercury International Index Portfolio, 1 shares
      (Cost $18)                                                                                          19

    Mercury Low Duration Portfolio, 51 shares
      (Cost $501)                                                                                                             500

  Dividends Receivable                                                                0                    0                    1
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               105  $                19  $               501
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               105  $                19  $               501
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                           American              Basic                Core
                                                                        Balanced V.I.          Value V.I.           Bond V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in FAM Variable Series Funds, Inc. (Note 1):
    Mercury American Balanced V.I. Fund, 567 shares
      (Cost $7,124)                                                 $             6,918  $                    $

    Mercury Basic Value V.I. Fund, 4,101 shares
      (Cost $55,972)                                                                                  60,569

    Mercury Core Bond V.I. Fund, 3,532 shares
      (Cost $41,666)                                                                                                       42,194

  Dividends Receivable                                                                0                    0                  181
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             6,918  $            60,569  $            42,375
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             6,918  $            60,569  $            42,375
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                           Domestic           Fundamental             Global
                                                                          Market V.I.         Growth V.I.         Allocation V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in FAM Variable Series Funds, Inc. (cont'd) (Note 1):
    Mercury Domestic Money Market V.I. Fund, 20,907 shares
      (Cost $20,907)                                                $            20,907  $                    $

    Mercury Fundamental Growth V.I. Fund, 1,722 shares
      (Cost $10,943)                                                                                  13,625

    Mercury Global Allocation V.I. Fund, 3,503 shares
      (Cost $41,090)                                                                                                       47,424

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            20,907  $            13,625  $            47,424
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            20,907  $            13,625  $            47,424
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Global             Government          High Current
                                                                         Growth V.I.           Bond V.I.            Income V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in FAM Variable Series Funds, Inc. (cont'd) (Note 1):
    Mercury Global Growth V.I. Fund, 299 shares
      (Cost $2,409)                                                 $             3,289  $                    $

    Mercury Government Bond V.I. Fund, 2,370 shares
      (Cost $25,690)                                                                                  24,884

    Mercury High Current Income V.I. Fund, 2,019 shares
      (Cost $15,236)                                                                                                       15,246

  Dividends Receivable                                                                0                   60                   93
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             3,289  $            24,944  $            15,339

                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             3,289  $            24,944  $            15,339
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Index            International            Large
                                                                           500 V.I.           Value V.I.          Cap Core V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in FAM Variable Series Funds, Inc. (cont'd) (Note 1):
    Mercury Index 500 V.I. Fund, 1,707 shares
      (Cost $26,701)                                                $            26,972  $                    $

    Mercury International Value V.I. Fund, 1,619 shares
      (Cost $18,330)                                                                                  24,041

    Mercury Large Cap Core V.I. Fund, 1,363 shares
      (Cost $38,902)                                                                                                       43,206

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            26,972  $            24,041  $            43,206
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            26,972  $            24,041  $            43,206
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Large                Large             Utilities &
                                                                       Cap Growth V.I.      Cap Value V.I.      Telecommunications
                                                                             Fund                 Fund               V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in FAM Variable Series Funds, Inc. (cont'd) (Note 1):
    Mercury Large Cap Growth V.I. Fund, 1,016 shares
      (Cost $9,735)                                                 $            11,173  $                    $

    Mercury Large Cap Value V.I. Fund, 657 shares
      (Cost $7,756)                                                                                    9,416

    Mercury Utilities and Telecommunications V.I. Fund, 263 shares
      (Cost $2,473)                                                                                                         2,641

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            11,173  $             9,416  $             2,641
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            11,173  $             9,416  $             2,641
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              AIM V.I.             AIM V.I.
                                                                            Value               Capital           International
                                                                      Opportunities V.I.      Appreciation            Growth
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in FAM Variable Series Funds, Inc. (cont'd) (Note 1):
    Mercury Value Opportunities V.I. Fund, 1,238 shares
      (Cost $28,973)                                                $            30,842  $                    $

  Investments in AIM Variable Insurance Funds (Note 1):
    AIM V.I. Capital Appreciation Fund, 364 shares
      (Cost $8,866)                                                                                    8,993

    AIM V.I. International Growth Fund, 124 shares
      (Cost $2,583)                                                                                                         2,864

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            30,842  $             8,993  $             2,864

                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            30,842  $             8,993  $             2,864
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           AIM V.I.        AllianceBernstein    AllianceBernstein
                                                                           Premier               Global             Growth and
                                                                            Equity             Technology              Income
                                                                             Fund              Portfolio             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in AIM Variable Insurance Funds (cont'd) (Note 1):
    AIM V.I. Premier Equity Fund, 507 shares
      (Cost $14,195)                                                $            11,327  $                    $

  Investments in AllianceBernstein Variable Products Series Fund, Inc. (Note 1):
    AllianceBernstein Global Technology Portfolio, 92 shares
      (Cost $1,298)                                                                                    1,466

    AllianceBernstein Growth and Income Portfolio, 316 shares
      (Cost $7,529)                                                                                                         7,877

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            11,327  $             1,466  $             7,877
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            11,327  $             1,466  $             7,877
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                      AllianceBernstein    AllianceBernstein         American
                                                                          Large Cap          Small/Mid  Cap         Century VP
                                                                            Growth               Value            International
                                                                          Portfolio            Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in AllianceBernstein Variable Products Series Fund, Inc. (cont'd) (Note 1):
    AllianceBernstein Large Cap Growth  Portfolio, 884 shares
      (Cost $28,972)                                                $            23,852  $                    $

    AllianceBernstein Small/Mid Cap Value Portfolio, 59 shares
      (Cost $999)                                                                                      1,018

  Investments in American Century Variable Portfolios, Inc. (Note 1):
    American Century VP International Fund, 594 shares
      (Cost $3,715)                                                                                                         4,889

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            23,852  $             1,018  $             4,889
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            23,852  $             1,018  $             4,889
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           American          American Funds
                                                                          Century VP             Asset            American Funds
                                                                            Ultra              Allocation              Bond
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in American Century Variable Portfolios, Inc. (cont'd) (Note 1):
    American Century VP Ultra Fund, 248 shares
      (Cost $2,494)                                                 $             2,565  $                    $

  Investments in American Fund Insurance Series (Note 1):
    American Funds Asset Allocation Fund, 7 shares
      (Cost $126)                                                                                        129

    American Funds Bond Fund, 56 shares
      (Cost $614)                                                                                                             618

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             2,565  $               129  $               618
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             2,565  $               129  $               618
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                        American Funds       American Funds       American Funds
                                                                            Growth           Growth-Income        International
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in American Fund Insurance Series (cont'd) (Note 1):
    American Funds Growth Fund, 42 shares
      (Cost $2,361)                                                 $             2,467  $                    $

    American Funds Growth-Income Fund, 9 shares
      (Cost $314)                                                                                        320

    American Funds International Fund, 78 shares
      (Cost $1,371)                                                                                                         1,470

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             2,467  $               320  $             1,470
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             2,467  $               320  $             1,470
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                       Cohen & Steers            Davis             Dreyfus VIF
                                                                          VIF Realty             Value             Appreciation
                                                                          Fund, Inc.           Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Cohen & Steers VIF Realty Fund, Inc. (Note 1):
    Cohen & Steers VIF Realty Fund, Inc., 36 shares
      (Cost $430)                                                   $               438  $                    $

  Investments in Davis Variable Account Fund, Inc. (Note 1):
    Davis Value Portfolio, 1,556 shares
      (Cost $17,065)                                                                                  19,873

  Investments in Dreyfus Variable Investment Fund, Inc. (Note 1):
    Dreyfus VIF Appreciation Portfolio, 38 shares
      (Cost $1,398)                                                                                                         1,400

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               438  $            19,873  $             1,400
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               438  $            19,873  $             1,400
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                         Eaton Vance           Federated
                                                                       VT Floating-Rate         Capital             Federated
                                                                            Income            Appreciation           Kaufmann
                                                                             Fund               Fund II              Fund II
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Eaton Vance Variable Trust (Note 1):
    Eaton Vance VT Floating-Rate Income Fund, 72 shares
      (Cost $724)                                                   $               723  $                    $

  Investments in Federate Insurance Series (Note 1):
    Federated Capital Appreciation Fund II, 28 shares
      (Cost $162)                                                                                        166

    Federated Kaufmann Fund II, 70 shares
      (Cost $891)                                                                                                           1,012

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               723  $               166  $             1,012
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               723  $               166  $             1,012
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ===============================================================
                                                                             MFS                                   Oppenheimer
                                                                           Emerging              OpCap               Capital
                                                                            Growth            Renaissance          Appreciation
                                                                            Series             Portfolio             Fund/VA
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MFS Variable Insurance Trust (Note 1):
    MFS Emerging Growth Series, 574 shares
      (Cost $14,668)                                                $            10,965  $                    $

  Investments in Premier VIT (Note 1):
    OpCap Renaissance Portfolio, 34 shares
      (Cost $484)                                                                                        473

  Investments in Oppenheimer Variable Account Funds (Note 1):
    Oppenheimer Capital Appreciation Fund/VA, 1 share
      (Cost $43)                                                                                                               44

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            10,965  $               473  $                44
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            10,965  $               473  $                44
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ===============================================================
                                                                                                 PIMCO
                                                                         Oppenheimer           Commodity              PIMCO
                                                                         Main Street           RealReturn              Real
                                                                          Small Cap             Strategy              Return
                                                                           Fund/VA             Portfolio             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Oppenheimer Variable Account Funds (cont'd) (Note 1):
    Oppenheimer Main Street Small Cap Fund/VA, 19 shares
      (Cost $311)                                                   $               321  $                    $

  Investments in PIMCO Variable Insurance Trust (Note 1):
    PIMCO CommodityRealReturn Strategy Portfolio, 45 shares
      (Cost $546)                                                                                        549

    PIMCO Real Return Portfolio, 21 shares
      (Cost $269)                                                                                                             268

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               321  $               549  $               268
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               321  $               549  $               268
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ===============================================================
                                                                            PIMCO
                                                                            Total               Pioneer              Pioneer
                                                                            Return              Fund VCT          High Yield VCT
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in PIMCO Variable Insurance Trust (cont'd) (Note 1):
    PIMCO Total Return Portfolio, 3,795 shares
      (Cost $39,546)                                                $            38,856  $                    $

  Investments in Pioneer Variable Contracts Trust (Note 1):
    Pioneer Fund VCT Portfolio, 46 shares
      (Cost $966)                                                                                        980

    Pioneer High Yield VCT Portfolio, 5 shares
      (Cost $47)                                                                                                               47

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $            38,856  $               980  $                47
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            38,856  $               980  $                47
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ===============================================================
                                                                           Pioneer          Roszel / Allianz     Roszel / Allianz
                                                                          Small Cap           CCM Capital         NFJ Small Cap
                                                                          Value VCT           Appreciation            Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Pioneer Variable Contracts Trust (cont'd) (Note 1):
    Pioneer Small Cap Value VCT Portfolio, 0 shares
      (Cost $4)                                                     $                 4  $                    $

  Investments in MLIG Variable Insurance Trust (Note 1):
    Roszel / Allianz CCM Capital Appreciation Portfolio, 861 shares
      (Cost $10,087)                                                                                  12,322

    Roszel / Allianz NFJ Small Cap Value Portfolio, 771 shares
      (Cost $9,595)                                                                                                        11,061

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $                 4  $            12,322  $            11,061
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $                 4  $            12,322  $            11,061
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ===============================================================
                                                                                           Roszel / JP Morgan       Roszel /
                                                                      Roszel / Delaware        Small Cap           Lord Abbett
                                                                            Trend                Growth             Affiliated
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Delaware Trend Portfolio, 171 shares
      (Cost $2,123)                                                 $             2,376  $                    $

    Roszel / JP Morgan Small Cap Growth Portfolio, 516 shares
      (Cost $5,312)                                                                                    5,953

    Roszel / Lord Abbett Affiliated Portfolio, 275 shares
      (Cost $3,290)                                                                                                         3,331

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             2,376  $             5,953  $             3,331
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             2,376  $             5,953  $             3,331
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ===============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett          Lord Abbett            Seligman
                                                                        Bond Debenture       Mid Cap Value        Mid Cap Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Lord Abbett Bond Debenture Portfolio, 84 shares
      (Cost $955)                                                   $               938  $                    $

    Roszel / Lord Abbett Mid Cap Value Portfolio, 901 shares
      (Cost $10,035)                                                                                  11,887

    Roszel / Seligman Mid Cap Growth Portfolio, 312 shares
      (Cost $3,812)                                                                                                         4,306

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $               938  $            11,887  $             4,306
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               938  $            11,887  $             4,306
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ===============================================================
                                                                           Seligman            Templeton            Templeton
                                                                         Smaller-Cap            Foreign               Growth
                                                                            Value              Securities           Securities
                                                                          Portfolio              Fund                  Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Seligman Portfolios, Inc (Note 1):
    Seligman Smaller-Cap Value Portfolio, 100 shares
      (Cost $1,734)                                                 $             1,662  $                    $

  Investments in Franklin Templeton Variable Insurance Products Trust (Note 1):
    Templeton Foreign Securites Fund, 12 shares
      (Cost $182)                                                                                        189

    Templeton Growth Securities Fund, 41 shares
      (Cost $556)                                                                                                             573

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             1,662  $               189  $               573
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             1,662  $               189  $               573
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ===============================================================
                                                                                               Van Kampen
                                                                          Van Kampen            Emerging           Wanger U.S.
                                                                           Comstock              Growth              Smaller
                                                                          Portfolio            Portfolio            Companies
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Van Kampen Life Investment Trust (Note1):
    Van Kampen Comstock Portfolio, 635 shares
      (Cost $8,334)                                                 $             8,685  $                    $

    Van Kampen Emerging Growth Portfolio, 13 shares
      (Cost $296)                                                                                        366

  Investments in Wanger Advisors Trust (Note 1):
    Wanger U.S. Smaller Companies, 18 shares
      (Cost $578)                                                                                                             593

  Dividends Receivable                                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
    Total Assets                                                    $             8,685  $               366  $               593
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             8,685  $               366  $               593
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Global           International             Low
                                                                          SmallCap               Index               Duration
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 2
 Asset-Based Insurance Charges (Note 7)                                               0                    0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                    0                    1
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      2                    1                   (1)
 Capital Gain Distributions (Note 2)                                                  2                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      4                    1                   (1)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            4                    1                    0
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                   10
 Contract Owner Withdrawals                                                           0                    0                    0
 Net Transfers In (Out) (Note 3)                                                    101                   18                  491
 Contract Charges (Note 7)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             101                   18                  501
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             105                   19                  501
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               105  $                19  $               501
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                           American              Basic                Core
                                                                        Balanced V.I.          Value V.I.           Bond V.I.
                                                                            Fund                  Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               130  $               844  $             2,674
 Asset-Based Insurance Charges (Note 7)                                             (97)                (958)                (762)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       33                 (114)               1,912
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (226)               2,164                  429
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    380               (6,135)              (1,973)
 Capital Gain Distributions (Note 2)                                                  0                4,535                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    154                  564               (1,544)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          187                  450                  368
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  137                  212
 Contract Owner Withdrawals                                                        (723)             (10,058)             (10,052)
 Net Transfers In (Out) (Note 3)                                                   (145)             (10,880)                (933)
 Contract Charges (Note 7)                                                           (2)                 (26)                 (15)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (870)             (20,827)             (10,788)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (683)             (20,377)             (10,420)
Net Assets, Beginning of Period                                                   7,601               80,946               52,795
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             6,918  $            60,569  $            42,375
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                           Domestic           Fundamental            Global
                                                                          Market V.I.         Growth V.I.        Allocation V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               594  $                78  $             1,123
 Asset-Based Insurance Charges (Note 7)                                            (313)                (199)                (619)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      281                 (121)                 504
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  323                  115
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                  585                3,483
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                  908                3,598
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          281                  787                4,102
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          24,947                   28                  240
 Contract Owner Withdrawals                                                      (9,709)              (1,947)              (5,646)
 Net Transfers In (Out) (Note 3)                                                (19,266)                (754)               5,159
 Contract Charges (Note 7)                                                           (9)                  (4)                 (24)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (4,037)              (2,677)                (271)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (3,756)              (1,890)               3,831
Net Assets, Beginning of Period                                                  24,663               15,515               43,593
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            20,907  $            13,625  $            47,424
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Global             Government          High Current
                                                                         Growth V.I.           Bond V.I.           Income V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                37  $             1,207  $             1,549
 Asset-Based Insurance Charges (Note 7)                                             (57)                (360)                (237)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (20)                 847                1,312
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (838)                 (79)                (895)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,176                 (283)                (421)
 Capital Gain Distributions (Note 2)                                                  0                    2                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    338                 (360)              (1,316)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          318                  487                   (4)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               8                  278                   58
 Contract Owner Withdrawals                                                        (691)              (4,603)              (3,344)
 Net Transfers In (Out) (Note 3)                                                 (2,678)                 978               (1,563)
 Contract Charges (Note 7)                                                           (1)                  (7)                  (6)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (3,362)              (3,354)              (4,855)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (3,044)              (2,867)              (4,859)
Net Assets, Beginning of Period                                                   6,333               27,811               20,198
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,289  $            24,944  $            15,339
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Index            International            Large
                                                                          500 V.I.            Value V.I.          Cap Core V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               541  $               694  $               272
 Asset-Based Insurance Charges (Note 7)                                            (447)                (353)                (593)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       94                  341                 (321)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (39)               1,684                 (883)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    905                  376                4,188
 Capital Gain Distributions (Note 2)                                                  0                    0                1,771
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    866                2,060                5,076
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          960                2,401                4,755
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              87                   12                  109
 Contract Owner Withdrawals                                                      (4,107)              (4,044)              (6,616)
 Net Transfers In (Out) (Note 3)                                                 (1,593)                (918)                 420
 Contract Charges (Note 7)                                                          (12)                 (14)                 (18)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (5,625)              (4,964)              (6,105)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (4,665)              (2,563)              (1,350)
Net Assets, Beginning of Period                                                  31,637               26,604               44,556
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            26,972  $            24,041  $            43,206
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Large                Large             Utilities &
                                                                       Cap Growth V.I.      Cap Value V.I.      Telecommunications
                                                                             Fund                 Fund              V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                20  $                48  $                66
 Asset-Based Insurance Charges (Note 7)                                            (143)                (107)                 (37)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (123)                 (59)                  29
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               305                  371                  (38)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    793                  124                  333
 Capital Gain Distributions (Note 2)                                                  0                  744                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,098                1,239                  295
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          975                1,180                  324
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              10                   50                    0
 Contract Owner Withdrawals                                                      (1,808)              (1,066)                (452)
 Net Transfers In (Out) (Note 3)                                                  1,756                2,190                  (17)
 Contract Charges (Note 7)                                                           (7)                  (4)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             (49)               1,170                 (470)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             926                2,350                 (146)
Net Assets, Beginning of Period                                                  10,247                7,066                2,787
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            11,173  $             9,416  $             2,641
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              AIM V.I.             AIM V.I.
                                                                            Value                Basic               Capital
                                                                      Opportunities V.I.         Value             Appreciation
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               100  $                 0  $                 6
 Asset-Based Insurance Charges (Note 7)                                            (435)                   0                 (123)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (335)                   0                 (117)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,132                   (2)              (1,173)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,782)                   0                1,908
 Capital Gain Distributions (Note 2)                                              4,293                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  2,643                   (2)                 735
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,308                   (2)                 618
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              66                    0                    0
 Contract Owner Withdrawals                                                      (4,086)                (226)              (1,076)
 Net Transfers In (Out) (Note 3)                                                 (5,140)                 229                 (385)
 Contract Charges (Note 7)                                                          (13)                  (1)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (9,173)                   2               (1,464)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (6,865)                   0                 (846)
Net Assets, Beginning of Period                                                  37,707                    0                9,839
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            30,842  $                 0  $             8,993
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           AIM V.I.             AIM V.I.        AllianceBernstein
                                                                        International           Premier               Global
                                                                            Growth               Equity             Technology
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 5  $                95  $                 0
 Asset-Based Insurance Charges (Note 7)                                             (12)                (170)                 (15)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (7)                 (75)                 (15)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                44               (1,651)                 (20)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     83                2,176                   83
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    127                  525                   63
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          120                  450                   48
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               2                    0                    0
 Contract Owner Withdrawals                                                         (47)              (2,046)                 (57)
 Net Transfers In (Out) (Note 3)                                                  2,042               (1,607)                 395
 Contract Charges (Note 7)                                                            0                   (5)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,997               (3,658)                 337
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           2,117               (3,208)                 385
Net Assets, Beginning of Period                                                     747               14,535                1,081
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             2,864  $            11,327  $             1,466
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                      AllianceBernstein    AllianceBernstein    AllianceBernstein
                                                                          Growth and           Large Cap          Small/Mid Cap
                                                                            Income               Growth               Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                47  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                             (47)                (289)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                 (289)                  (3)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               598               (2,335)                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (529)               5,195                   20
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     69                2,860                   20
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           69                2,571                   17
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               9                   28                   35
 Contract Owner Withdrawals                                                        (805)              (3,179)                  (1)
 Net Transfers In (Out) (Note 3)                                                  5,032                  791                  968
 Contract Charges (Note 7)                                                            0                  (10)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           4,236               (2,370)               1,001
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           4,305                  201                1,018
Net Assets, Beginning of Period                                                   3,572               23,651                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             7,877  $            23,852  $             1,018
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           American             American          American Funds
                                                                          Century VP           Century VP             Asset
                                                                        International            Ultra              Allocation
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                66  $                 0  $                 2
 Asset-Based Insurance Charges (Note 7)                                             (69)                 (28)                   0
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (3)                 (28)                   2
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               187                   79                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    332                   56                    3
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    519                  135                    3
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          516                  107                    5
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              27                   17                    0
 Contract Owner Withdrawals                                                        (711)                (395)                   0
 Net Transfers In (Out) (Note 3)                                                   (589)               2,644                  125
 Contract Charges (Note 7)                                                           (3)                   0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,276)               2,266                  124
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (760)               2,373                  129
Net Assets, Beginning of Period                                                   5,649                  192                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             4,889  $             2,565  $               129
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                        American Funds       American Funds       American Funds
                                                                             Bond                Growth           Growth-Income
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 9  $                 3
 Asset-Based Insurance Charges (Note 7)                                              (2)                  (9)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (2)                   0                    2
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    3                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      3                  107                    6
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      3                  110                    6
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            1                  110                    8
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              19                   50                    0
 Contract Owner Withdrawals                                                          (1)                  (1)                   0
 Net Transfers In (Out) (Note 3)                                                    600                2,310                  314
 Contract Charges (Note 7)                                                           (1)                  (2)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             617                2,357                  312
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             618                2,467                  320
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               618  $             2,467  $               320
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                        American Funds      Cohen & Steers            Davis
                                                                        International          VIF Realty             Value
                                                                             Fund              Fund, Inc.           Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                15  $                 4  $               150
 Asset-Based Insurance Charges (Note 7)                                              (5)                  (1)                (359)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       10                    3                 (209)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 4                    0                2,131
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    100                    8                 (271)
 Capital Gain Distributions (Note 2)                                                  0                    1                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    104                    9                1,860
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          114                   12                1,651
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              28                   12                  186
 Contract Owner Withdrawals                                                          (1)                   0               (3,306)
 Net Transfers In (Out) (Note 3)                                                  1,332                  415               (6,570)
 Contract Charges (Note 7)                                                           (3)                  (1)                 (10)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,356                  426               (9,700)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,470                  438               (8,049)
Net Assets, Beginning of Period                                                       0                    0               27,922
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,470  $               438  $            19,873
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                              Eaton Vance           Federated
                                                                         Dreyfus VIF        VT Floating-Rate         Capital
                                                                         Appreciation            Income            Appreciation
                                                                          Portfolio               Fund               Fund II
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 5  $                 0
 Asset-Based Insurance Charges (Note 7)                                              (3)                  (2)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (3)                   3                   (1)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                    1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      4                    0                    2
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      4                    0                    3
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            1                    3                    2
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              31                   14                    2
 Contract Owner Withdrawals                                                          (1)                   0                   (9)
 Net Transfers In (Out) (Note 3)                                                  1,371                  708                  124
 Contract Charges (Note 7)                                                           (2)                  (2)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,399                  720                  116
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,400                  723                  118
Net Assets, Beginning of Period                                                       0                    0                   48
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,400  $               723  $               166
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                                  MFS
                                                                          Federated             Emerging              OpCap
                                                                           Kaufmann              Growth            Renaissance
                                                                           Fund II               Series             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                             (20)                (155)                  (6)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (20)                (155)                  (6)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                98               (2,504)                  80
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     68                3,481                 (132)
 Capital Gain Distributions (Note 2)                                                  1                    0                   24
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    167                  977                  (28)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          147                  822                  (34)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              13                   19                    0
 Contract Owner Withdrawals                                                        (286)              (1,662)                 (63)
 Net Transfers In (Out) (Note 3)                                                    661                 (305)                  39
 Contract Charges (Note 7)                                                            0                   (8)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             388               (1,956)                 (27)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             535               (1,134)                 (61)
Net Assets, Beginning of Period                                                     477               12,099                  534
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,012  $            10,965  $               473
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                                                      PIMCO
                                                                         Oppenheimer          Oppenheimer           Commodity
                                                                           Capital            Main Street           RealReturn
                                                                         Appreciation          Small Cap             Strategy
                                                                           Fund/VA              Fund/VA             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 8
 Asset-Based Insurance Charges (Note 7)                                               0                   (1)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                   (1)                   6
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   10
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                   10                    4
 Capital Gain Distributions (Note 2)                                                  0                    0                    1
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                   10                   15
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                    9                   21
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    5                   21
 Contract Owner Withdrawals                                                           0                    0                    0
 Net Transfers In (Out) (Note 3)                                                     44                  307                  510
 Contract Charges (Note 7)                                                            0                    0                   (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              44                  312                  528
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                              44                  321                  549
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                44  $               321  $               549
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                            PIMCO                PIMCO
                                                                            Real                 Total               Pioneer
                                                                           Return                Return              Fund VCT
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 2  $             1,117  $                 4
 Asset-Based Insurance Charges (Note 7)                                               0                 (484)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        2                  633                    1
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                   98                    2
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (2)              (1,006)                  14
 Capital Gain Distributions (Note 2)                                                  3                  518                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      1                 (390)                  16
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            3                  243                   17
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  192                   29
 Contract Owner Withdrawals                                                           0               (6,024)                  (1)
 Net Transfers In (Out) (Note 3)                                                    266                6,499                  935
 Contract Charges (Note 7)                                                           (1)                 (13)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             265                  654                  963
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             268                  897                  980
Net Assets, Beginning of Period                                                       0               37,959                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               268  $            38,856  $               980
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                                Pioneer          Roszel / Allianz
                                                                           Pioneer             Small Cap           CCM Capital
                                                                        High Yield VCT         Value VCT           Appreciation
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                60
 Asset-Based Insurance Charges (Note 7)                                               0                    0                 (177)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                    0                 (117)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                  661
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                    0                  349
 Capital Gain Distributions (Note 2)                                                  0                    0                   98
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                    0                1,108
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                    0                  991
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                    8
 Contract Owner Withdrawals                                                           0                    0               (2,569)
 Net Transfers In (Out) (Note 3)                                                     47                    4                  570
 Contract Charges (Note 7)                                                            0                    0                   (7)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              47                    4               (1,998)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                              47                    4               (1,007)
Net Assets, Beginning of Period                                                       0                    0               13,329
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                47  $                 4  $            12,322
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                       Roszel / Allianz                         Roszel / JP Morgan
                                                                        NFJ Small Cap      Roszel / Delaware        Small Cap
                                                                            Value                Trend                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               140  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (157)                 (43)                 (81)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (17)                 (43)                 (81)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               677                  404                  277
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (227)                (546)                (758)
 Capital Gain Distributions (Note 2)                                                750                   50                  904
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,200                  (92)                 423
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,183                 (135)                 342
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             103                    0                    1
 Contract Owner Withdrawals                                                      (1,773)                (399)              (1,079)
 Net Transfers In (Out) (Note 3)                                                    977               (2,129)                 589
 Contract Charges (Note 7)                                                           (8)                  (4)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (701)              (2,532)                (491)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             482               (2,667)                (149)
Net Assets, Beginning of Period                                                  10,579                5,043                6,102
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            11,061  $             2,376  $             5,953
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett          Lord Abbett          Lord Abbett
                                                                          Affiliated         Bond Debenture       Mid Cap Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                21  $                65  $                50
 Asset-Based Insurance Charges (Note 7)                                             (45)                 (19)                (172)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (24)                  46                 (122)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                20                   (2)                 692
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (199)                 (64)                (815)
 Capital Gain Distributions (Note 2)                                                261                   24                1,092
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     82                  (42)                 969
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           58                    4                  847
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              46                    6                   53
 Contract Owner Withdrawals                                                        (363)                (354)              (1,870)
 Net Transfers In (Out) (Note 3)                                                    453                  (18)                 960
 Contract Charges (Note 7)                                                           (4)                   0                   (9)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             132                 (366)                (866)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             190                 (362)                 (19)
Net Assets, Beginning of Period                                                   3,141                1,300               11,906
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,331  $               938  $            11,887
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /              Seligman            Templeton
                                                                           Seligman           Smaller-Cap            Foreign
                                                                        Mid Cap Growth           Value              Securities
                                                                          Portfolio            Portfolio              Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                10  $                 0
 Asset-Based Insurance Charges (Note 7)                                             (53)                 (32)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (53)                 (22)                  (1)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               191                   34                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    104                 (337)                   6
 Capital Gain Distributions (Note 2)                                                183                  171                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    478                 (132)                   6
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          425                 (154)                   5
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              11                    4                    0
 Contract Owner Withdrawals                                                        (539)                (423)                   0
 Net Transfers In (Out) (Note 3)                                                    967                 (141)                 184
 Contract Charges (Note 7)                                                           (5)                  (1)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             434                 (561)                 184
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             859                 (715)                 189
Net Assets, Beginning of Period                                                   3,447                2,377                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             4,306  $             1,662  $               189
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Templeton                                 Van Kampen
                                                                            Growth             Van Kampen            Emerging
                                                                          Securities            Comstock              Growth
                                                                            Fund                Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                39  $                 1
 Asset-Based Insurance Charges (Note 7)                                              (2)                 (76)                  (6)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (2)                 (37)                  (5)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  (37)                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     18                  264                   27
 Capital Gain Distributions (Note 2)                                                  0                  104                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     18                  331                   27
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           16                  294                   22
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              13                   34                    0
 Contract Owner Withdrawals                                                           0                 (985)                 (16)
 Net Transfers In (Out) (Note 3)                                                    544                6,520                  (52)
 Contract Charges (Note 7)                                                            0                   (7)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             557                5,562                  (68)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             573                5,856                  (46)
Net Assets, Beginning of Period                                                       0                2,829                  412
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               573  $             8,685  $               366
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                    Divisions Investing In
                                                                    =====================
                                                                         Wanger U.S.
                                                                           Smaller
                                                                          Companies
                                                                    ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0
 Asset-Based Insurance Charges (Note 7)                                              (2)
                                                                    --------------------
  Net Investment Income (Loss)                                                       (2)
                                                                    --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     14
 Capital Gain Distributions (Note 2)                                                  0
                                                                    --------------------
  Net Gain (Loss) on Investments                                                     14
                                                                    --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           12
                                                                    --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              12
 Contract Owner Withdrawals                                                           0
 Net Transfers In (Out) (Note 3)                                                    569
 Contract Charges (Note 7)                                                            0
                                                                    --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             581
                                                                    --------------------

Total Increase (Decrease) in Net Assets                                             593
Net Assets, Beginning of Period                                                       0
                                                                    --------------------
Net Assets, End of Period                                           $               593
                                                                    ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                           American              Basic                Core
                                                                        Balanced V.I.          Value V.I.           Bond V.I.
                                                                             Fund                 Fund                Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               151  $               849  $             1,877
 Asset-Based Insurance Charges (Note 7)                                            (107)              (1,078)                (709)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       44                 (229)               1,168
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (411)               1,393                   94
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    902                5,909                  368
 Capital Gain Distributions (Note 2)                                                  0                  118                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    491                7,420                  462
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          535                7,191                1,630
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  275                   92
 Contract Owner Withdrawals                                                      (1,072)              (9,528)              (7,088)
 Net Transfers In (Out) (Note 3)                                                   (269)               2,135                  (99)
 Contract Charges (Note 7)                                                           (4)                 (24)                 (13)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,345)              (7,142)              (7,108)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (810)                  49               (5,478)
Net Assets, Beginning of Period                                                   8,411               80,897               58,273
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             7,601  $            80,946  $            52,795
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                           Domestic           Fundamental             Global
                                                                          Market V.I.         Growth V.I.        Allocation V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               272  $               114  $             1,263
 Asset-Based Insurance Charges (Note 7)                                            (426)                (205)                (540)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (154)                 (91)                 723
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                   63                 (740)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                  807                4,923
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                  870                4,183
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (154)                 779                4,906
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          29,513                  137                  154
 Contract Owner Withdrawals                                                     (10,292)              (1,358)              (5,171)
 Net Transfers In (Out) (Note 3)                                                (30,747)               1,263                7,479
 Contract Charges (Note 7)                                                          (12)                  (5)                 (18)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (11,538)                  37                2,444
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (11,692)                 816                7,350
Net Assets, Beginning of Period                                                  36,355               14,699               36,243
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            24,663  $            15,515  $            43,593
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Global             Government          High Current
                                                                         Growth V.I.           Bond V.I.           Income V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                94  $               853  $             1,642
 Asset-Based Insurance Charges (Note 7)                                             (80)                (413)                (286)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       14                  440                1,356
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (748)                 249               (1,478)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,499                  (51)               2,154
 Capital Gain Distributions (Note 2)                                                  0                  176                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    751                  374                  676
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          765                  814                2,032
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              22                   92                   73
 Contract Owner Withdrawals                                                        (436)              (3,726)              (3,383)
 Net Transfers In (Out) (Note 3)                                                     99               (2,022)                (828)
 Contract Charges (Note 7)                                                           (4)                  (5)                  (8)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (319)              (5,661)              (4,146)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             446               (4,847)              (2,114)
Net Assets, Beginning of Period                                                   5,887               32,658               22,312
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             6,333  $            27,811  $            20,198
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Index            International            Large
                                                                          500 V.I.            Value V.I.          Cap Core V.I.
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               516  $               576  $               358
 Asset-Based Insurance Charges (Note 7)                                            (459)                (326)                (581)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       57                  250                 (223)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,135                  476               (1,817)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,547                3,817                8,130
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  2,682                4,293                6,313
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,739                4,543                6,090
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             134                   96                  136
 Contract Owner Withdrawals                                                      (3,030)              (2,608)              (5,117)
 Net Transfers In (Out) (Note 3)                                                 (5,208)               1,045                  409
 Contract Charges (Note 7)                                                          (17)                  (6)                 (16)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (8,121)              (1,473)              (4,588)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (5,382)               3,070                1,502
Net Assets, Beginning of Period                                                  37,019               23,534               43,054
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            31,637  $            26,604  $            44,556
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              Mercury              Mercury
                                                                            Large                Large             Utilities &
                                                                       Cap Growth V.I.      Cap Value V.I.      Telecommunications
                                                                             Fund                 Fund              V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                23  $                54  $                68
 Asset-Based Insurance Charges (Note 7)                                            (108)                 (83)                 (36)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (85)                 (29)                  32
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                29                  257                 (658)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    498                  451                1,198
 Capital Gain Distributions (Note 2)                                                  0                  423                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    527                1,131                  540
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          442                1,102                  572
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              25                   36                    0
 Contract Owner Withdrawals                                                        (662)                (780)                (450)
 Net Transfers In (Out) (Note 3)                                                  6,667                  977                 (158)
 Contract Charges (Note 7)                                                           (4)                  (3)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           6,026                  230                 (608)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           6,468                1,332                  (36)
Net Assets, Beginning of Period                                                   3,779                5,734                2,823
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            10,247  $             7,066  $             2,787
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury              AIM V.I.             AIM V.I.
                                                                            Value               Capital           International
                                                                      Opportunities V.I.      Appreciation            Growth
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 4
 Asset-Based Insurance Charges (Note 7)                                            (503)                (124)                 (11)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (503)                (124)                  (7)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,962               (1,135)                  37
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (934)               1,720                  106
 Capital Gain Distributions (Note 2)                                              4,185                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  5,213                  585                  143
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        4,710                  461                  136
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             132                   29                   16
 Contract Owner Withdrawals                                                      (3,868)                (723)                (106)
 Net Transfers In (Out) (Note 3)                                                 (2,551)               2,902                  (17)
 Contract Charges (Note 7)                                                          (13)                  (6)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (6,300)               2,202                 (107)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (1,590)               2,663                   29
Net Assets, Beginning of Period                                                  39,297                7,176                  718
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            37,707  $             9,839  $               747
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           AIM V.I.        AllianceBernstein    AllianceBernstein
                                                                           Premier               Global             Growth and
                                                                           Equity              Technology             Income
                                                                            Fund               Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                66  $                 0  $                40
 Asset-Based Insurance Charges (Note 7)                                            (214)                 (16)                 (61)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (148)                 (16)                 (21)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,882)                 126                   60
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  2,609                 (102)                 290
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    727                   24                  350
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          579                    8                  329
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              17                    0                   24
 Contract Owner Withdrawals                                                      (1,934)                 (71)                (567)
 Net Transfers In (Out) (Note 3)                                                 (2,006)                  31                    0
 Contract Charges (Note 7)                                                           (7)                  (2)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (3,930)                 (42)                (544)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (3,351)                 (34)                (215)
Net Assets, Beginning of Period                                                  17,886                1,115                3,787
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            14,535  $             1,081  $             3,572
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                      AllianceBernstein         American             American
                                                                          Large Cap            Century VP           Century VP
                                                                            Growth           International            Ultra
                                                                          Portfolio               Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                22  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (367)                 (65)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (367)                 (43)                  (3)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (7,857)                   7                  (26)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  9,838                  684                   15
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,981                  691                  (11)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,614                  648                  (14)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             104                   13                   34
 Contract Owner Withdrawals                                                      (2,679)                (248)                 (22)
 Net Transfers In (Out) (Note 3)                                                (11,198)               1,285                  194
 Contract Charges (Note 7)                                                          (12)                  (2)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (13,785)               1,048                  206
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (12,171)               1,696                  192
Net Assets, Beginning of Period                                                  35,822                3,953                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            23,651  $             5,649  $               192
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Federated
                                                                            Davis               Capital             Federated
                                                                            Value             Appreciation           Kaufmann
                                                                          Portfolio             Fund II              Fund II
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               235  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (348)                   0                   (2)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (113)                   0                   (2)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               841                    0                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,736                    3                   55
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  2,577                    3                   55
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,464                    3                   53
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             267                   14                    5
 Contract Owner Withdrawals                                                      (2,077)                   0                  (11)
 Net Transfers In (Out) (Note 3)                                                 12,422                   31                  430
 Contract Charges (Note 7)                                                           (8)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          10,604                   45                  424
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          13,068                   48                  477
Net Assets, Beginning of Period                                                  14,854                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            27,922  $                48  $               477
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                             MFS                                      PIMCO
                                                                           Emerging              OpCap                Total
                                                                            Growth            Renaissance             Return
                                                                            Series             Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $               743
 Asset-Based Insurance Charges (Note 7)                                            (166)                 (18)                (588)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (166)                 (18)                 155
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,522)                 (55)                 116
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  3,963                  121                  309
 Capital Gain Distributions (Note 2)                                                  0                   86                  607
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,441                  152                1,032
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,275                  134                1,187
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              70                   15                  377
 Contract Owner Withdrawals                                                      (1,244)                (122)              (4,143)
 Net Transfers In (Out) (Note 3)                                                 (1,002)                 507                6,386
 Contract Charges (Note 7)                                                           (7)                   0                  (11)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (2,183)                 400                2,609
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (908)                 534                3,796
Net Assets, Beginning of Period                                                  13,007                    0               34,163
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            12,099  $               534  $            37,959
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                       Roszel / Allianz     Roszel / Allianz
                                                                         CCM Capital         NFJ Small Cap      Roszel / Delaware
                                                                         Appreciation            Value                Trend
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (170)                 (93)                 (62)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (170)                 (93)                 (62)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               352                  353                  104
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,058                1,239                  316
 Capital Gain Distributions (Note 2)                                                 90                   59                   67
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,500                1,651                  487
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,330                1,558                  425
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              13                   46                   20
 Contract Owner Withdrawals                                                      (1,247)                (527)                (326)
 Net Transfers In (Out) (Note 3)                                                  1,007                3,504                  864
 Contract Charges (Note 7)                                                           (6)                  (4)                  (4)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (233)               3,019                  554
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,097                4,577                  979
Net Assets, Beginning of Period                                                  12,232                6,002                4,064
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            13,329  $            10,579  $             5,043
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                      Roszel / JP Morgan       Roszel /             Roszel /
                                                                          Small Cap           Lord Abbett          Lord Abbett
                                                                            Growth             Affiliated         Bond Debenture
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                10  $                66
 Asset-Based Insurance Charges (Note 7)                                             (79)                 (47)                 (20)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (79)                 (37)                  46
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               204                  419                   24
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    300                 (198)                   0
 Capital Gain Distributions (Note 2)                                                  0                  108                    7
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    504                  329                   31
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          425                  292                   77
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               7                   30                    5
 Contract Owner Withdrawals                                                        (522)                (248)                (169)
 Net Transfers In (Out) (Note 3)                                                    562               (1,273)                  79
 Contract Charges (Note 7)                                                           (2)                  (4)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              45               (1,495)                 (85)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             470               (1,203)                  (8)
Net Assets, Beginning of Period                                                   5,632                4,344                1,308
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             6,102  $             3,141  $             1,300
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /              Roszel /             Seligman
                                                                         Lord Abbett            Seligman           Smaller-Cap
                                                                        Mid Cap Value        Mid Cap Growth           Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                58  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (148)                 (36)                 (64)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (90)                 (36)                 (64)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               971                   37                  450
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    984                  102                 (158)
 Capital Gain Distributions (Note 2)                                                377                   92                    4
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  2,332                  231                  296
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,242                  195                  232
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             122                   39                   99
 Contract Owner Withdrawals                                                        (912)                 (92)                (443)
 Net Transfers In (Out) (Note 3)                                                   (659)               1,500                  170
 Contract Charges (Note 7)                                                           (5)                  (2)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,454)               1,445                 (176)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             788                1,640                   56
Net Assets, Beginning of Period                                                  11,118                1,807                2,321
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            11,906  $             3,447  $             2,377
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                              Divisions Investing In
                                                                    ==========================================
                                                                                               Van Kampen
                                                                          Van Kampen            Emerging
                                                                           Comstock              Growth
                                                                          Portfolio            Portfolio
                                                                    ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                              (7)                  (7)
                                                                    -------------------- --------------------
  Net Investment Income (Loss)                                                       (7)                  (7)
                                                                    -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 9                   (7)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     87                   37
 Capital Gain Distributions (Note 2)                                                  0                    0
                                                                    -------------------- --------------------
  Net Gain (Loss) on Investments                                                     96                   30
                                                                    -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           89                   23
                                                                    -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              18                    3
 Contract Owner Withdrawals                                                         (32)                 (48)
 Net Transfers In (Out) (Note 3)                                                  2,754                  (27)
 Contract Charges (Note 7)                                                            0                    0
                                                                    -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,740                  (72)
                                                                    -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           2,829                  (49)
Net Assets, Beginning of Period                                                       0                  461
                                                                    -------------------- --------------------
Net Assets, End of Period                                           $             2,829  $               412
                                                                    ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

   ML of New York Variable Annuity Separate Account A ("Separate Account A"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by New York State Insurance Law. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of seventy investment divisions that support four annuity contracts - Retirement Plus, Retirement Power, Retirement Optimizer, and Investor Choice Investor Series (available for sale effective May 25, 2005). Only investment divisions with balances at December 31, 2005 appear in the Statements of Assets and Liabilities and only investment divisions with activity during the years ended December 31, 2005 or 2004 are shown in the Statements of Operations and Change in Net Assets. The investment divisions are as follows:

      FAM Series Funds, Inc. (formerly Merrill Lynch Series Funds, Inc.): - Six of the investment divisions each invest in the shares of a single mutual fund portfolio of the FAM Series Funds, Inc. ("FAM Series Funds"). Each investment division was re-branded May 1, 2005, and reflects the name Mercury. The investment advisor to FAM Series Funds is Merrill Lynch Investment
      Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co.

      FAM Variable Series Funds, Inc.(formerly Merrill Lynch Variable Series Funds, Inc.): - Sixteen of the investment divisions each invest in the shares of a single mutual fund portfolio of the FAM Variable Series Funds, Inc. ("FAM Variable Series Funds"). Each investment division was re-branded May 1, 2005, and reflects the name Mercury. The investment advisor to FAM Variable Series Funds is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co.

      AIM Variable Insurance Funds - Five of the investment divisions each invest in the shares of a single mutual fund portfolio of the AIM Variable Insurance Funds ("AIM").The investment advisor to AIM is AIM Advisors, Inc.

      AllianceBernstein Variable Products Series Fund,Inc. - Five of the investment divisions each invest in the shares of a single mutual fund portfolio of the AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein"). The investment advisor to AllianceBernstein is AllianceBernstein Capital Management, L.P.

      American Century Variable Portfolios,Inc. - Two of the investment divisions invests in the shares of a single mutual fund portfolio of the American Century Variable Portfolios, Inc. ("American Century"). The investment advisor to American Century is American Century Investment Management, Inc.

      American Funds Insurance Series-Five of the investment divisions invests in the shares of a single mutual fund portfolio of the American Funds Insurance Series. ("American Funds"). The investment advisor to American Funds is Capital Research and Management Company.

      Cohen & Steers VIF Realty Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Cohen & Steers VIF Realty Fund, Inc. ("Cohen & Steers"). The investment advisor to Cohen & Steers is Cohen & Steers Capital Management, Inc.

      Davis Variable Account Fund, Inc . - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Davis Variable Account Fund, Inc. ("Davis"). The investment advisor to Davis is Davis Selected Advisers, L.P.

      Dreyfus Variable Investment Fund-One of the investment divisions invests in the shares of a single mutual fund portfolio of the Dreyfus Variable Investment Fund ("Dreyfus"). The investment advisor to Dreyfus is The Dreyfus Corporation.

      Eaton Vance Variable Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Eaton Vance VT Floating-Rate Income Fund ("Eaton Vance"). The investment advisor to Eaton Vance is Eaton Vance Management.

      Federated Insurance Series - Two of the investment divisions invests in the shares of a single mutual fund portfolio of the Federated Insurance Series. ("Federated"). The investment advisor to Federated is Federated Equity Management Company of Pennsylvania.

      MFS Variable Insurance Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS").The investment advisor to MFS is Massachusetts Financial Services Company.

      Premier VIT (formerly PIMCO Advisors VIT) - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Premier VIT ("Premier"). The investment advisor to Premier VIT is OpCap Advisors LLC.

      Oppenheimer Variable Accounts Funds - Three of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Variable
      Accounts ("Oppenheimer"). The investment advisor to Oppenheimer is OppenheimerFunds, Inc.

      PIMCO Variable Insurance Trust-Three of the investment divisions invests in the shares of a single mutual fund portfolio of the PIMCO Variable Insurance Trust ("PIMCO"). The investment advisor to PIMCO is Pacific Investment Management Company, LLC.

      Pioneer Variable Contracts Trust - Three of the investment divisions invests in the shares of a single mutual fund portfolio of the Pioneer Variable Contracts Trust ("Pioneer"). The investment advisor to Pioneer is Pioneer Investment Management, Inc.

      MLIG Variable Insurance Trust-Eight of the investment divisions each invest in the shares of a single mutual fund portfolio of the MLIG Variable Insurance Trust ("MLIG Variable Trust"). The investment advisor to MLIG Variable Trust is Roszel Advisors,LLC,an indirect subsidiary of Merrill Lynch & Co.

      Seligman Portfolios, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Seligman Portfolios, Inc. ("Seligman"). The investment advisor to Seligman is J. & W. Seligman & Co. Inc.

      Franklin Templeton Variable Insurance Products Trust - Two of the investment divisions invests in the shares of a single mutual fund portfolio of the Franklin Templeton Variable Insurance Products Trust.("Franklin Templeton"). The investment advisor to Franklin Templeton is Templeton Investment Counsel, LLC.

      Van Kampen Life Investment Trust-Two of the investment divisions invests in the shares of a single mutual fund portfolio of the Van Kampen Life Investment Trust. ("Van Kampen"). The investment advisor to Van Kampen Asset Management, Inc.

      Wanger Advisors Trust-One of the investment divisions invests in the shares of a single mutual fund portfolio of the Wanger Advisors Trust.("Wanger"). The investment advisor to Wanger is Columbia Wanger Asset Management, L.P.

   The assets of Separate Account A are registered in the name of ML of New York. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The  change in net assets accumulated in Separate  Account  A provides  the  basis  for the periodic determination  of  the
   amount   of   increased  or  decreased  benefits  under   the
   Contracts.

   The net assets may not be less than the amount required under New York State Insurance Law to provide for death benefits
   (without regard to the guaranteed minimum death benefits and other Contract benefits).

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Ordinary dividends and capital gain distributions are recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.

   Accumulation units are units of measure used to determine the value of an interest in the Divisions during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for each Division as of the close of trading on each day the New York Stock Exchange is open.

   The  operations  of Separate Account A are  included  in  the
   Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3. NET TRANSFERS

   For Retirement Plus Contracts, net transfers include transfers among applicable Separate Account A investment divisions, as well as transfers from applicable Separate Account A investment divisions to the Mercury Domestic Money Market V.I. Fund investment division of ML of New York Variable Annuity Separate Account B.

   For Retirement Power and Retirement Optimizer Contracts, net transfers include transfers among applicable Separate Account
   A investment divisions.

4. SUBSEQUENT EVENT

   On February 15, 2006, Merrill Lynch announced that it had signed a definitive agreement under which it would transfer its MLIM investment management business to BlackRock, Inc. ("BlackRock") in exchange for a 49.8% interest in the combined firm, including a 45% voting interest.

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
Mercury Global SmallCap Portfolio                                   $               105  $                 2
Mercury International Index Portfolio                                                18                    0
Mercury Low Duration Portfolio                                                      503                    2
Mercury American Balanced V.I. Fund                                                 135                  971
Mercury Basic Value V.I. Fund                                                     6,036               22,441
Mercury Core Bond V.I. Fund                                                      12,021               21,078
Mercury Domestic Money Market V.I. Fund                                          14,858               18,613
Mercury Fundamental Growth V.I. Fund                                              1,315                4,115
Mercury Global Allocation V.I. Fund                                               6,630                6,397
Mercury Global Growth V.I. Fund                                                     186                3,570
Mercury Government Bond V.I. Fund                                                 3,530                6,094
Mercury High Current Income V.I. Fund                                             1,696                5,333
Mercury Index 500 V.I. Fund                                                      12,674               18,207
Mercury International Value V.I. Fund                                             2,991                7,615
Mercury Large Cap Core V.I. Fund                                                  3,474                8,128
Mercury Large Cap Growth V.I. Fund                                                2,020                2,192
Mercury Large Cap Value V.I. Fund                                                 3,029                1,174
Mercury Utilities & Telecommunications V.I. Fund                                     67                  508
Mercury Value Opportunities V.I. Fund                                             4,856               10,069
AIM V.I. Basic Value Fund                                                           229                  227
AIM V.I. Capital Appreciation Fund                                                  177                1,757
AIM V.I. International Growth Fund                                                2,122                  133
AIM V.I. Premier Equity Fund                                                        140                3,872
AllianceBernstein Global Technology Portfolio                                       615                  293
AllianceBernstein Growth and Income Portfolio                                     6,157                1,923
AllianceBernstein Large Cap Growth Portfolio                                      2,843                5,503
AllianceBernstein Small/Mid Cap Value Portfolio                                   1,003                    5
American Century VP International Fund                                              275                1,555
American Century VP Ultra Fund                                                    4,921                2,684
American Funds Asset Allocation Fund                                                127                    1
American Funds Bond Fund                                                            747                  133
American Funds Growth Fund                                                        2,389                   30
American Funds Growth-Income Fund                                                   316                    2
American Funds International Fund                                                 1,397                   30
Cohen & Steers VIF Realty Fund, Inc.                                                433                    2
Davis Value Portfolio                                                             7,219               17,128
Dreyfus VIF Appreciation Portfolio                                                1,400                    3
Eaton Vance VT Floating-Rate Income Fund                                            725                    2
Federated Capital Appreciation Fund II                                              137                   21
Federated Kaufmann Fund II                                                        2,273                1,900
MFS Emerging Growth Series                                                          858                2,968
OpCap Renaissance Portfolio                                                          95                  104
Oppenheimer Capital Appreciation Fund/VA                                             44                    0
Oppenheimer Main Street Small Cap Fund/VA                                           314                    3
PIMCO CommodityRealReturn Strategy Portfolio                                        788                  252
PIMCO Real Return Portfolio                                                         271                    1
PIMCO Total Return Portfolio                                                     16,289               14,484
Pioneer Fund VCT Portfolio                                                        1,007                   43



<In thousands)
                                                                          Purchases              Sales
								    -------------------	 -------------------
Pioneer High Yield VCT Portfolio                                    $                46  $                 0
Pioneer Small Cap Value VCT Portfolio                                                 4                    0
Roszel / Allianz CCM Capital Appreciation Portfolio                               2,269                4,285
Roszel / Allianz NFJ  Small Cap Value Portfolio                                   3,720                3,687
Roszel / Delaware Trend Portfolio                                                   150                2,674
Roszel / JP Morgan Small Cap Growth Portfolio                                     1,715                1,383
Roszel / Lord Abbett Affiliated Portfolio                                           863                  496
Roszel / Lord Abbett Bond Debenture Portfolio                                       224                  520
Roszel / Lord Abbett Mid Cap Value Portfolio                                      4,337                4,232
Roszel / Seligman Mid Cap Growth Portfolio                                        1,450                  885
Seligman Smaller-Cap Value Portfolio                                                894                1,306
Templeton Foreign Securities Fund                                                   184                    1
Templeton Growth Securities Fund                                                    558                    3
Van Kampen Comstock Portfolio                                                     8,721                3,092
Van Kampen Emerging Growth Portfolio                                                 19                   92
Wanger U.S. Smaller Companies                                                       580                    2
                                                                    -------------------- --------------------
                                                                    $           157,189  $           214,226
                                                                    ==================== ====================

6. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. The investment
income ratio represents the  dividends, excluding  distributions of capital gains,  received  by   the investment division
from the  underlying mutual fund, net of management fees assessed by the fund manager, divided by the average  net assets.
These ratios exclude  those expenses, such as mortality and expense charges, that result in direct reductions  in the unit values. The  recognition of investment income by  the investment division is affected by the timing of the  declaration of dividends by the underlying fund  in which the  investment  divisions invest. The expense ratio  represents the annualized contract expenses of the separate account,consisting primarily of mortality and expense charges,for each period indicated.
The ratios include only those expenses that result in a direct reduction  to unit values.Charges made directly to contract owner accounts through  the redemption of units and expenses of the underlying fund are excluded. The total return amounts include changes in the value of the underlying mutual fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate  the effective date of that investment division in the  separate account. The total return is calculated for the  period indicated  or  from  the  effective date  through the  end of the reporting period. As the total return is
presented   as a  range of  minimum  to maximum   values, based  on  the  product  grouping representing  the  minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(In thousands, except unit values)

Mercury Global SmallCap Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                  9 $    11.40 $      11.44  $        105      3.06 %      1.25%    1.65 %     15.57 %    15.85 %

Mercury International Index Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                  1 $    11.31 $      11.35  $         19      6.26 %      1.25%    1.65 %     15.68 %    15.97 %

Mercury Low Duration Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 51 $     9.96 $      10.00  $        501      3.47 %      1.25%    1.65 %     -0.09 %     0.16 %



Mercury American Balanced V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                345 $    20.03 $      20.03  $      6,918      1.82 %      1.35%    1.35 %      2.69 %     2.69 %
       31-Dec-2004                390      19.50        19.50         7,601      1.89        1.35     1.35        7.16       7.16
       31-Dec-2003                463      18.19        18.19         8,411      2.23        1.35     1.35       19.86      19.86
       31-Dec-2002                532      15.16        15.16         8,066      2.57        1.35     1.35      -14.88     -14.88
       31-Dec-2001                634      17.81        17.81        11,286      2.55        1.35     1.35       -8.73      -8.73

Mercury Basic Value V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              2,039 $    10.99 $      33.73  $     60,569      1.21 %      1.25%    1.65 %      1.21 %     1.61 %
       31-Dec-2004              2,905      13.01        33.21        80,946      1.08        1.35     1.59        9.31       9.52
       31-Dec-2003              3,040      11.90        30.31        80,897      1.18        1.35     1.59       31.13      31.38
       31-Dec-2002              3,157       9.08        23.06        65,038      1.02        1.35     1.59      -19.07     -18.91
       31-Dec-2001              2,969      11.21        28.42        78,710      4.11        1.35     1.59        2.60      14.13

Mercury Core Bond V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              2,468 $    10.11 $      19.50  $     42,375      4.94 %      1.25%    1.65 %      0.30 %     0.70 %
       31-Dec-2004              3,064      11.14        19.38        52,795      3.64        1.35     1.59        2.86       3.06
       31-Dec-2003              3,423      10.83        18.79        58,273      3.78        1.35     1.59        3.11       3.30
       31-Dec-2002              2,910      10.50        18.18        52,672      4.74        1.35     1.59        7.84       8.05
       31-Dec-2001              3,040      16.82        16.82        51,139      5.53        1.35     1.35        5.14       5.14



Mercury Domestic Money Market V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              1,586 $     9.97 $      13.80  $     20,907      2.61 %      1.25%    1.65 %      0.97 %     1.37 %
       31-Dec-2004              1,876       9.86        13.62        24,663      0.89        1.35     1.59       -0.67      -0.48
       31-Dec-2003              2,826       9.92        13.68        36,355      0.73        1.35     1.59       -0.86      -0.67
       31-Dec-2002              3,570      10.01        13.77        45,908      1.47        1.35     1.59       -0.12       0.07
       31-Dec-2001              4,171      10.01        13.75        52,632      3.64        1.35     1.59        0.09       2.45

Mercury Fundamental Growth V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              1,562 $     7.38 $      11.48  $     13,625      0.54 %      1.25%    1.65 %      5.69 %     6.11 %
       31-Dec-2004              1,890       6.98         9.99        15,515      0.78        1.35     1.59        5.11       5.31
       31-Dec-2003              1,900       6.64         9.50        14,699      0.11        1.35     1.59       25.97      26.20
       31-Dec-2002              3,039       5.27         7.54        17,793      0.11        1.35     1.59      -28.66     -28.52
       31-Dec-2001              1,583       7.38        10.56        12,715      1.47        1.35     1.59      -19.42       5.60

Mercury Global Allocation V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              1,965 $    11.85 $      24.22  $     47,424      2.45 %      1.25%    1.65 %      8.66 %     9.09 %
       31-Dec-2004              1,963      22.21        22.21        43,593      3.16        1.35     1.35       12.79      12.79
       31-Dec-2003              1,842      19.68        19.68        36,243      3.36        1.35     1.35       32.82      32.82
       31-Dec-2002              1,722      14.81        14.81        25,503      3.32        1.35     1.35       -9.42      -9.42
       31-Dec-2001              1,822      16.34        16.34        29,786      1.39        1.35     1.35      -10.18     -10.18



Mercury Global Growth V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                290 $    11.34 $      11.34  $      3,289      0.87 %      1.35%    1.35 %     13.47 %    13.47 %
       31-Dec-2004                634       9.99         9.99         6,333      1.59        1.35     1.35       13.62      13.62
       31-Dec-2003                670       8.79         8.79         5,887      1.08        1.35     1.35       31.70      31.70
       31-Dec-2002                726       6.67         6.67         4,840      0.11        1.35     1.35      -28.74     -28.74
       31-Dec-2001                875       9.35         9.35         8,188      0.59        1.35     1.35      -24.15     -24.15

Mercury Government Bond V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              1,535 $    10.20 $      17.16  $     24,944      4.65 %      1.25%    1.65 %      1.52 %     1.92 %
       31-Dec-2004              1,760      11.00        16.85        27,811      2.87        1.35     1.59        2.48       2.68
       31-Dec-2003              2,114      10.73        16.40        32,658      3.62        1.35     1.59        0.46       0.65
       31-Dec-2002              3,289      10.67        16.29        47,681      5.86        1.35     1.59        8.05       8.25
       31-Dec-2001              2,559       9.87        15.04        35,481      5.50        1.35     1.59       -1.26       5.48

Mercury High Current Income V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                713 $    10.39 $      21.61  $     15,339      8.82 %      1.25%    1.65 %     -0.16 %     0.24 %
       31-Dec-2004                936      21.57        21.57        20,198      7.76        1.35     1.35       10.26      10.26
       31-Dec-2003              1,141      19.55        19.55        22,312      8.67        1.35     1.35       26.33      26.33
       31-Dec-2002              1,193      15.47        15.47        18,451     10.35        1.35     1.35       -2.83      -2.83
       31-Dec-2001              1,503      15.91        15.91        23,924     10.67        1.35     1.35        2.51       2.51



Mercury Index 500 V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              1,758 $     8.10 $      16.79  $     26,972      1.69 %      1.25%    1.65 %      2.67 %     3.08 %
       31-Dec-2004              2,137       7.88        16.30        31,637      1.56        1.35     1.59        8.76       8.97
       31-Dec-2003              3,018       7.25        14.95        37,019      1.46        1.35     1.59       26.12      26.36
       31-Dec-2002              2,261       5.75        11.82        24,666      1.22        1.35     1.59      -23.63     -23.48
       31-Dec-2001              2,574       7.53        15.44        36,127      0.97        1.35     1.59      -13.67       7.00

Mercury International Value V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              1,496 $    12.68 $      16.91  $     24,041      2.70 %      1.25%    1.65 %      9.80 %    10.24 %
       31-Dec-2004              1,820      13.14        14.71        26,604      2.42        1.35     1.59       20.60      20.83
       31-Dec-2003              1,951      10.90        12.75        23,534      3.47        1.35     1.59       40.00      40.26
       31-Dec-2002              1,962       7.78         9.10        16,913      3.69        1.35     1.59      -12.94     -12.77
       31-Dec-2001              2,563       8.94        10.45        25,254      4.78        1.35     1.59      -14.29       4.49

Mercury Large Cap Core V.I. Fund
--------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              1,355 $    12.51 $      32.10  $     43,206      0.62 %      1.25%    1.65 %     11.29 %    11.74 %
       31-Dec-2004              1,550      28.75        28.75        44,556      0.83        1.35     1.35       15.16      15.16
       31-Dec-2003              1,726      24.95        24.95        43,054      0.41        1.35     1.35       29.70      29.70
       31-Dec-2002              1,768      19.23        19.23        33,988      0.76        1.35     1.35      -18.14     -18.14
       31-Dec-2001              1,867      23.47        23.47        43,836      0.70        1.35     1.35       -8.73      -8.73



Mercury Large Cap Growth V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              1,081 $    10.31 $      12.25  $     11,173      0.19 %      1.25%    1.65 %      8.78 %     9.22 %
       31-Dec-2004              1,085       9.45         9.45        10,247      0.29        1.35     1.35        6.30       6.30
       31-Dec-2003                425       8.88         8.88         3,779      0.00        1.35     1.35       32.15      32.15
       31-Dec-2002                337       6.72         6.72         2,262      0.00        1.35     1.35      -24.46     -24.46
       31-Dec-2001                308       8.89         8.89         2,737      0.04        1.35     1.35      -10.64     -10.64

Mercury Large Cap Value V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                624 $    12.85 $      15.41  $      9,416      0.59 %      1.25%    1.65 %     15.42 %    15.88 %
       31-Dec-2004                531      13.31        13.31         7,066      0.87        1.35     1.35       18.71      18.71
       31-Dec-2003                512      11.20        11.20         5,734      0.50        1.35     1.35       32.12      32.12
       31-Dec-2002                492       8.48         8.48         4,174      0.93        1.35     1.35      -13.83     -13.83
       31-Dec-2001                 83       9.83         9.83           816      2.03        1.35     1.35       -1.78      -1.78


Mercury Utilities and Telecommunications V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                110 $    23.91 $      23.91  $      2,641      2.41 %      1.35%    1.35 %     12.55 %    12.55 %
       31-Dec-2004                131      21.23        21.23         2,787      2.54        1.35     1.35       23.97      23.97
       31-Dec-2003                165      17.12        17.12         2,823      3.00        1.35     1.35       18.52      18.52
       31-Dec-2002                199      14.44        14.44         2,878      3.41        1.35     1.35      -19.90     -19.90
       31-Dec-2001                267      18.01        18.01         4,810      4.59        1.35     1.35      -15.26     -15.26



Mercury Value Opportunities V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                814 $    12.01 $      38.86  $     30,842      0.31 %      1.25%    1.65 %      8.53 %     8.96 %
       31-Dec-2004              1,073      13.64        35.68        37,707      0.00        1.35     1.59       13.16      13.38
       31-Dec-2003              1,258      12.06        31.46        39,297      0.38        1.35     1.59       40.66      40.93
       31-Dec-2002              1,385       8.57        22.31        30,516      0.00        1.35     1.59      -24.96     -24.82
       31-Dec-2001              1,671      29.66        29.66        49,565      4.67        1.35     1.35       28.00      28.00

Natural Resources Focus Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                                                   Division was not available
       31-Dec-2004                                                   Division was not available
       31-Dec-2003                                                   Division was not available
       31-Dec-2002                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2001                 40      15.29        15.29           609      0.14        1.35     1.35      -12.28     -12.28

International Equity Focus Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                                                   Division was not available
       31-Dec-2004                                                   Division was not available
       31-Dec-2003                                                   Division was not available
       31-Dec-2002                                                   Division was not available
       31-Dec-2001                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %



Global Bond Focus Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                                                   Division was not available
       31-Dec-2004                                                   Division was not available
       31-Dec-2003                                                   Division was not available
       31-Dec-2002                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2001                186      11.68        11.68         2,179      3.46        1.35     1.35       -4.60      -4.60


Developing Capital Markets V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                                                   Division was not available
       31-Dec-2004                                                   Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002                259       6.54         6.54         1,693      0.39        1.35     1.35      -11.49     -11.49
       31-Dec-2001                302       7.38         7.38         2,231      0.89        1.35     1.35        0.00       0.00

Balanced Capital Focus Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                                                   Division was not available
       31-Dec-2004                                                   Division was not available
       31-Dec-2003                                                   Division was not available
       31-Dec-2002                                                   Division was not available
       31-Dec-2001                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %



Focus Twenty V.I. Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                                                   Division was not available
       31-Dec-2004                                                   Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002                246       1.37         1.37           337      0.00        1.35     1.35      -39.81     -39.81
       31-Dec-2001                448       2.27         2.27         1,016      0.00        1.35     1.35      -69.69     -69.69

AIM V.I. Basic Value Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                  0 $    11.50 $      11.56  $          0      0.00 %      1.25%    1.65 %      6.60 %     6.86 %

AIM V.I. Capital Appreciation Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                666 $    13.51 $      13.51  $      8,993      0.06 %      1.35%    1.35 %      7.33 %     7.33 %
       31-Dec-2004                782      12.58        12.58         9,839      0.00        1.35     1.35        5.14       5.14
       31-Dec-2003                600      11.96        11.96         7,176      0.00        1.35     1.35       27.72      27.72
       31-Dec-2002                717       9.36         9.36         6,716      0.00        1.35     1.35      -25.41     -25.41
       31-Dec-2001                876      12.54        12.54        10,988      0.00        1.35     1.35      -24.39     -24.39

AIM V.I. International Growth Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                282 $     8.53 $      15.26  $      2,864      0.69 %      1.55%    1.59 %     16.07 %    16.12 %
       31-Dec-2004                 89       7.35        13.14           747      0.66        1.55     1.59       22.04      22.09
       31-Dec-2003                108       6.02        10.76           718      0.53        1.55     1.59       27.03      27.08
       31-Dec-2002                113       4.74         8.47           560      0.30        1.55     1.59      -17.01     -16.97
       31-Dec-2001                641       5.71        10.20         3,661     11.13        1.55     1.59      -24.75       1.99



AIM V.I. Premier Equity Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                841 $     6.12 $      14.06  $     11,327      0.76 %      1.35%    1.59 %      3.99 %     4.19 %
       31-Dec-2004              1,123       5.89        13.49        14,535      0.42        1.35     1.59        4.10       4.30
       31-Dec-2003              1,438       5.66        12.93        17,886      0.29        1.35     1.59       23.11      23.34
       31-Dec-2002              1,665       4.59        10.48        16,890      0.29        1.35     1.59      -31.36     -31.23
       31-Dec-2001              2,276       6.69        15.22        33,902      0.12        1.35     1.59      -13.95       6.02

AllianceBernstein Global Technology Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                208 $     7.05 $       7.05  $      1,466      0.00 %      1.35%    1.35 %      2.42 %     2.42 %
       31-Dec-2004                157       6.88         6.88         1,081      0.00        1.35     1.35        3.99       3.99
       31-Dec-2003                169       6.61         6.61         1,115      0.00        1.35     1.35       42.08      42.08
       31-Dec-2002                 53       4.65         4.65           248      0.00        1.35     1.35      -42.52     -42.52
       31-Dec-2001                289       8.09         8.09         2,337      0.00        1.35     1.35      -19.18     -19.18

AllianceBernstein Growth and Income Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                653 $    12.04 $      12.07  $      7,877      1.58 %      1.55%    1.59 %      3.22 %     3.26 %
       31-Dec-2004                306      11.66        11.70         3,572      1.02        1.55     1.59        9.70       9.74
       31-Dec-2003                356      10.62        10.66         3,787      1.01        1.55     1.59       30.42      30.47
       31-Dec-2002                461       8.14         8.18         3,763      0.54        1.55     1.59      -23.28     -23.25
       31-Dec-2001                475      10.61        10.66         5,069      1.49        1.55     1.59       -1.24       6.09



AllianceBernstein Large Cap Growth Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              1,654 $     6.33 $      17.20  $     23,852      0.00 %      1.35%    1.59 %     13.34 %    13.55 %
       31-Dec-2004              1,708       5.58        15.14        23,651      0.00        1.35     1.59        6.90       7.11
       31-Dec-2003              2,705       5.22        14.13        35,822      0.00        1.35     1.59       21.72      21.95
       31-Dec-2002              3,016       4.29        11.58        32,795      0.00        1.35     1.59      -31.74     -31.61
       31-Dec-2001              3,674       6.29        16.92        59,507      5.41        1.35     1.59      -18.52       8.66

AllianceBernstein Small/Mid Cap Value Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 87 $    11.69 $      11.75  $      1,018      0.00 %      1.25%    1.65 %      8.56 %     8.82 %

AllianceBernstein Quasar Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                                                   Division was not available
       31-Dec-2004                                                   Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002                519       5.31         5.31         2,757      0.00        1.35     1.35      -32.72     -32.72
       31-Dec-2001                998       7.89         7.89         7,874      3.46        1.35     1.35      -14.02     -14.02

American Century VP International Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                494 $     9.91 $       9.91  $      4,889      1.29 %      1.35%    1.35 %     11.68 %    11.68 %
       31-Dec-2004                637       8.87         8.87         5,649      0.46        1.35     1.35       13.32      13.32
       31-Dec-2003                506       7.82         7.82         3,953      0.75        1.35     1.35       22.78      22.78
       31-Dec-2002                546       6.37         6.37         3,473      0.72        1.35     1.35      -21.48     -21.48
       31-Dec-2001                411       8.10         8.10         3,333      0.00        1.35     1.35      -19.06     -19.06



American Century VP Ultra Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                239 $    10.71 $      11.07  $      2,565      0.00 %      1.25%    1.65 %      0.45 %     0.85 %
       31-Dec-2004                 18      10.65        10.67           192      0.00        1.35     1.59        6.50       6.61

American Funds Asset Allocation Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 12 $    11.23 $      11.29  $        129      5.88 %      1.40%    1.80 %      8.38 %     8.65 %

American Funds Bond Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 60 $    10.14 $      10.19  $        618      0.14 %      1.40%    1.80 %      1.48 %     1.73 %

American Funds Growth Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                195 $    12.57 $      12.63  $      2,467      1.75 %      1.40%    1.80 %     15.15 %    15.43 %


American Funds Growth-Income Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 29 $    11.20 $      11.25  $        320      4.50 %      1.40%    1.80 %      6.21 %     6.47 %

American Funds International Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                109 $    13.39 $      13.45  $      1,470      4.76 %      1.40%    1.80 %     22.12 %    22.42 %



Cohen & Steers VIF Reality Fund, Inc.
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 36 $    11.76 $      11.80  $        438      4.29 %      1.15%    1.55 %     10.06 %    10.33 %

Davis Value Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              1,709 $    10.73 $      13.50  $     19,873      0.62 %      1.25%    1.65 %      7.60 %     8.03 %
       31-Dec-2004              2,605       9.96        12.53        27,922      1.01        1.35     1.59       10.55      10.77
       31-Dec-2003              1,545       9.01        11.33        14,854      0.81        1.35     1.59       27.71      27.95
       31-Dec-2002              1,098       7.05         8.87         8,199      0.76        1.35     1.59      -17.58     -17.43
       31-Dec-2001                925       8.56        10.76         8,367      1.82        1.35     1.59      -11.82       7.56

Delaware VIP Trend Series
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                                                   Division was not available
       31-Dec-2004                                                   Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002                 96       5.33         9.26           631      0.00        1.55     1.59      -21.20     -21.17
       31-Dec-2001                 63       6.77        11.74           429      0.00        1.55     1.59      -16.68      17.41



Dreyfus VIF Appreciation Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                128 $    10.93 $      10.98  $      1,400      0.00 %      1.15%    1.55 %      1.59 %     1.84 %

Eaton Vance VT Floating-Rate Income Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 70 $    10.27 $      10.33  $        723      4.59 %      1.15%    1.55 %      1.85 %     2.10 %


Federated Capital Appreciation Fund II
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 15 $    10.68 $      10.91  $        166      0.51 %      1.25%    1.65 %      0.20 %     0.60 %
       31-Dec-2004                  4      10.64        10.66            48      0.00        1.35     1.59        6.44       6.55

Federated Kaufmann Fund II
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 83 $    12.18 $      12.55  $      1,012      0.00 %      1.25%    1.65 %      9.37 %     9.81 %
       31-Dec-2004                 43      11.12        11.14           477      0.00        1.35     1.59       11.20      11.32

MFS Emerging Growth Series
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                871 $     5.02 $      14.32  $     10,965      0.00 %      1.35%    1.59 %      7.47 %     7.68 %
       31-Dec-2004              1,035       4.67        13.29        12,099      0.00        1.35     1.59       11.17      11.39
       31-Dec-2003              1,242       4.20        11.93        13,007      0.00        1.35     1.59       28.18      28.42
       31-Dec-2002              1,393       3.28         9.28        11,503      0.00        1.35     1.59      -34.81     -34.68
       31-Dec-2001              1,760       5.03        14.21        23,045      0.00        1.35     1.59      -34.54      14.69



MFS Research Series
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                                                   Division was not available
       31-Dec-2004                                                   Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002              1,131       9.67         9.67        10,946      0.28        1.35     1.35      -25.59     -25.59
       31-Dec-2001              1,469      12.99        12.99        19,095      1.20        1.35     1.35      -22.39     -22.39



MFS Investors Trust Series
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                                                   Division was not available
       31-Dec-2004                                                   Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002                164       6.20         8.14         1,071      0.53        1.55     1.59      -22.21     -22.18
       31-Dec-2001                134       7.98        10.46         1,069      0.00        1.55     1.59      -17.29       4.64

OpCap Renaissance Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 44 $    10.68 $      10.74  $        473      0.00 %      1.25%    1.65 %     -6.13 %    -5.76 %
       31-Dec-2004                 46      11.36        11.38           534      0.00        1.35     1.59       13.61      13.73

Oppenheimer Capital Appreciation Fund/VA
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                  4 $    11.16 $      11.22  $         44      0.00 %      1.15%    1.55 %      5.11 %     5.37 %

Oppenheimer Main Street Small Cap Fund/VA
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 25 $    12.32 $      12.38  $        321      0.00 %      1.15%    1.55 %     13.13 %    13.41 %



PIMCO CommodityRealReturn Strategy Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 47 $    11.38 $      11.44  $        549      5.77 %      1.25%    1.65 %     13.48 %    13.76 %

PIMCO Real Return Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 25 $    10.27 $      10.32  $        268      3.86 %      1.25%    1.65 %     -0.64 %    -0.39 %

PIMCO Total Return Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005              3,282 $    10.17 $      13.21  $     38,856      3.36 %      1.25%    1.65 %      0.73 %     1.13 %
       31-Dec-2004              3,165      11.27        13.10        37,959      1.89        1.35     1.59        3.23       3.43
       31-Dec-2003              2,924      10.89        12.69        34,163      2.80        1.35     1.59        3.39       3.58
       31-Dec-2002              1,646      10.51        12.27        18,618      4.06        1.35     1.59        7.37       7.57
       31-Dec-2001                946       9.93        11.43        10,794      8.73        1.55     1.59       -0.71       6.67

Pioneer Fund VCT Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 85 $    11.34 $      11.39  $        980      1.73 %      1.15%    1.55 %      6.12 %     6.38 %

Pioneer High Yield VCT Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                  5 $    10.29 $      10.34  $         47      6.14 %      1.20%    1.60 %      5.07 %     5.33 %



Pioneer Small Cap Value VCT Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                  0 $    12.24 $      12.30  $          4      0.00 %      1.20%    1.60 %     14.88 %    15.16 %

Roszel / Allianz CCM Capital Appreciation Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                875 $    11.99 $      14.09  $     12,322      0.46 %      1.25%    1.65 %      7.59 %     8.02 %
       31-Dec-2004              1,022      12.99        13.05        13,329      0.00        1.35     1.59       11.01      11.22
       31-Dec-2003              1,043      11.71        11.72        12,232      0.00        1.35     1.59       17.05      17.18

Roszel / Allianz NFJ Small Cap Value Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                678 $    12.16 $      16.38  $     11,061      1.28 %      1.25%    1.65 %      9.90 %    10.34 %
       31-Dec-2004                715      14.76        14.85        10,579      0.00        1.35     1.59       20.89      21.12
       31-Dec-2003                491      12.21        12.26         6,002      1.55        1.35     1.59       31.09      31.34
       31-Dec-2002                661       9.32         9.33         6,153      2.37        1.35     1.59       -6.84      -6.78

Roszel / Delaware Trend Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                171 $    11.39 $      13.96  $      2,376      0.00 %      1.25%    1.65 %      2.98 %     3.39 %
       31-Dec-2004                373      13.46        13.51         5,043      0.00        1.35     1.59        9.78       9.99
       31-Dec-2003                331      12.26        12.28         4,064      0.00        1.35     1.59       22.59      22.73

Roszel / JP Morgan Small Cap Growth Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                462 $    11.52 $      12.89  $      5,953      0.00 %      1.25%    1.65 %      4.62 %     5.04 %
       31-Dec-2004                497      12.20        12.29         6,102      0.00        1.35     1.59        7.29       7.49
       31-Dec-2003                493      11.38        11.42         5,632      0.00        1.35     1.59       34.90      35.16
       31-Dec-2002                412       8.43         8.44         3,483      0.00        1.35     1.59      -15.68     -15.62



Roszel / Lord Abbett Affiliated Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                248 $    11.20 $      13.41  $      3,331      0.67 %      1.25%    1.65 %      1.45 %     1.85 %
       31-Dec-2004                239      13.12        13.17         3,141      0.31        1.35     1.59        9.51       9.72
       31-Dec-2003                362      11.98        12.00         4,344      0.00        1.35     1.59       19.82      19.95

Roszel / Lord Abbett Bond Debenture Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 72 $    10.49 $      12.96  $        938      5.43 %      1.25%    1.65 %      0.51 %     0.91 %
       31-Dec-2004                101      12.86        12.87         1,300      4.98        1.55     1.59        6.43       6.47
       31-Dec-2003                108      12.08        12.09         1,308      5.82        1.55     1.59       15.17      15.22
       31-Dec-2002                 16      10.49        10.49           173      0.00        1.55     1.59        4.90       4.92

Roszel / Lord Abbett Mid Cap Value Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                828 $    12.03 $      14.41  $     11,887      0.41 %      1.25%    1.65 %      6.41 %     6.84 %
       31-Dec-2004                883      13.41        13.49        11,906      0.56        1.35     1.59       21.92      22.16
       31-Dec-2003              1,008      11.00        11.04        11,118      0.29        1.35     1.59       22.78      23.01
       31-Dec-2002                953       8.96         8.97         8,547      0.00        1.35     1.59      -10.42     -10.35

Roszel / Seligman Mid Cap Growth Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                303 $    12.06 $      14.19  $      4,306      0.00 %      1.25%    1.65 %     10.07 %    10.51 %
       31-Dec-2004                268      12.77        12.85         3,447      0.00        1.35     1.59        6.86       7.06
       31-Dec-2003                151      11.95        11.99         1,807      0.00        1.35     1.59       31.23      31.48
       31-Dec-2002                 88       9.11         9.12           797      0.00        1.35     1.59       -8.93      -8.87

Seligman Smaller-Cap Value Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 88 $    16.46 $      20.24  $      1,662      0.52 %      1.55%    1.59 %     -5.49 %    -5.45 %
       31-Dec-2004                118      17.40        21.41         2,377      0.00        1.55     1.59       18.06      18.10
       31-Dec-2003                136      14.74        18.14         2,321      0.00        1.55     1.59       47.58      47.64
       31-Dec-2002                205       9.98        12.29         2,425      0.00        1.55     1.59      -16.71     -16.67
       31-Dec-2001                389      11.98        14.75         5,716      0.65        1.55     1.59       19.78      21.56



Templeton Foreign Securities Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 15 $    12.28 $      12.34  $        189      0.00 %      1.15%    1.55 %     11.40 %    11.67 %

Templeton Growth Securities Fund
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 49 $    11.88 $      11.94  $        573      0.00 %      1.15%    1.55 %      8.88 %     9.15 %

Van Kampen Comstock Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                751 $    11.19 $      11.63  $      8,685      0.73 %      1.25%    1.65 %      2.62 %     3.03 %
       31-Dec-2004                251      11.27        11.29         2,829      0.00        1.35     1.59       12.75      12.87

Van Kampen Emerging Growth Portfolio
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 74 $     4.86 $       9.95  $        366      0.27 %      1.55%    1.59 %      6.23 %     6.28 %
       31-Dec-2004                 88       4.58         9.36           412      0.00        1.55     1.59        5.34       5.38
       31-Dec-2003                103       4.35         8.88           461      0.00        1.55     1.59       25.34      25.39
       31-Dec-2002                137       3.47         7.09           480      0.24        1.55     1.59      -33.55     -33.53
       31-Dec-2001                125       5.22        10.66           666      0.00        1.55     1.59      -32.58       6.58

Wanger U.S. Smaller Companies
----------------------------------------
                                                                               Investment       Expense                Total
                                            Unit Value          Net Assets       Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)         Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2005                 47 $    12.48 $      12.54  $        593      0.00 %      1.25%    1.65 %     12.04 %    12.32 %


7.CHARGES AND FEES

  The following table is a listing of all expenses charged to the separate account.  Asset-based, rider and maintenance  charges are assessed through a reduction in unit value or redemption of units.

                                                       Retirement Plus

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Asset-Based Insurance Charges:
             Mortality and risk charge        Daily - reduction of unit values        1/365 of 1.25% per day

             Administration charge            Daily - reduction of unit values        1/365 of 0.10% per day

  Contract Charges:
             Contract maintenance charge      Annually - redemption of units          $40 at the end  of  each contract  year and
                                                                                      upon a full  withdrawal only if the greater
                                                                                      of   contract  value  or    premiums   less
                                                                                      withdrawals is less than $50,000.

             Guaranteed Minimum Income        Quarterly - redemption of units         0.40%  of the  contract  value at  the end of
             Benefit  ("GMIB")                                                        each  calendar  quarter  based  on  the  GMIB
                                                                                      benefit base as of  the last business  day of
                                                                                      each month within the calendar  quarter and a
                                                                                      pro rata amount  of this fee upon termination
                                                                                      of the rider

             Estate Enhancer Benefit (EEB)    Annually - redemption of units          0.25% of  the average  contract  value at the
                                                                                      end  of  each  of  the  prior  four  contract
                                                                                      quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider

             Contingent Deferred Sales Charge Per incident - redemption of units      7% of premium withdrawn for year 0
                                                                                      6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      4% of premium withdrawn for year 3
                                                                                      3% of premium withdrawn for year 4
                                                                                      2% of premium withdrawn for year 5
                                                                                      1% of premium withdrawn for year 6
                                                                                      0% of premium withdrawn for year 7 or more

             Transfer Fee                     Per incident - redemption of units      $25 for each transfer after the twelfth
                                                                                      transfer in a contract year

             Redemption Fee                   Per incident - redemption of units      Imposed by respective Fund Manger



                                                       Retirement Power

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Asset-Based Insurance Charges:
             Mortality and risk charge        Daily - reduction of unit values        1/365 of 1.59% per day

  Contract Charges:
             Contract Maintenance Charge      Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only if  the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $25,000

             Estate Enhancer Benefit (EEB)    Annually - redemption of units          0.25% of  the average  contract  value at the
                                                                                      end  of  each  of  the  prior  four  contract
                                                                                      quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider

             Transfer Fee                     Per incident - redemption of units      $25  for  each  transfer after   the  twelfth
                                                                                      transfer in a contract year

             Redemption Fee                   Per incident - redemption of units      Imposed by respective Fund Manger



                                                       Retirement Optimizer

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------

  Asset-Based Insurance Charges:
             Mortality and risk charge        Daily - redemption of unit values       1/365 of 1.55% per day

  Contract Charges:
             Contract maintenance charge      Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only if  the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $25,000

             Estate Enhancer Benefit (EEB)    Annually - redemption of units          0.25% of  the average  contract  value at the
                                                                                      end  of  each  of  the  prior  four  contract
                                                                                      quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider

             Contingent Deferred Sales Charge Per incident - redemption of units      6% of premium withdrawn for year 0
                                                                                      6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      0% of premium withdrawn for year 3 or more

             Transfer Fee                     Per incident - redemption of units      $25  for  each  transfer after   the  twelfth
                                                                                      transfer in a contract year

             Redemption Fee                   Per incident - redemption of units      Imposed by respective Fund Manger



                                                       Investor Choice Investor Series

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Asset-Based Insurance Charges:
    Investor Choice IRA Series - B Class      Daily - reduction of unit values        1/365 of 1.25% per day; or 1.15%, 1.20%, or
                                                                                      1.40% depending on the sub account
    Investor Choice IRA Series - C Class      Daily - reduction of unit values        1/365 of 1.60% per day; or 1.50%, 1.55%, or
                                                                                      1.75% depending on the sub account
    Investor Choice IRA Series - L Class      Daily - reduction of unit values        1/365 of 1.45% per day; or 1.35%, 1.40%, or
                                                                                      1.60% depending on the sub account
    Investor Choice IRA Series - XC Class     Daily - reduction of unit values        1/365 of 1.65% per day; or 1.55%, 1.60%, or
                                                                                      1.80% depending on the sub account

  Contract Charges:
             Contract Maintenance Charge      Annually - redemption of units          $50  at  the  end of each contract  year and
                                                                                      upon full  withdrawal only if the greater of
                                                                                      contract  value, or premium less withdrawals
                                                                                      is less  than $50,000. Charge applies to all
                                                                                      product classes.

             Guaranteed  Minimum Income       Quarterly - redemption of units         0.50%  of the  contract value at  the end of
             Benefit  ("GMIB")                                                        each  calendar  quarter  based  on  the GMIB
                                                                                      benefit base as of  the last business day of
                                                                                      each  month within  the  calendar quarter. A
                                                                                      pro rata amount of this fee upon termination
                                                                                      of  the rider. Charge applies to all product
                                                                                      classes.

             Guaranteed  Minimum Death                                                0.15%  of the  GMDB base, calculated on each
             Benefit  ("GMDB") Options                                                monthaversary.  Charges  are  deducted  each
                - Return of Premium           Quarterly - redemption of units         calendar quarter. Pro rate  amounts are also
                                                                                      deducted  upon   termination  of  the  rider.
                                                                                      Charge applies to all product classes.

                - Maximum Anniversary Value   Quarterly - redemption of units         0.25%  of the  GMDB base, calculated on each
                  (MAV)                                                               monthaversary.  Charges  are  deducted  each
                                                                                      calendar quarter. Pro rate  amounts are also
                                                                                      deducted  upon   termination  of  the  rider.
                                                                                      Charge applies to all product classes.

              Contingent  Deferred Sales      Per incident - redemption of units                            Class
              Charge                          based on oercentage of premium                        B        L       C        XC
                                              withdrawn.                              0 years       7%       6%      2%       8%
                                                                                      1 year        6%       5%      0%       8%
                                                                                      2 years       5%       4%      0%       7%
                                                                                      3 years       4%       3%      0%       7%
                                                                                      4 years       3%       0%      0%       6%
                                                                                      5 years       2%       0%      0%       6%
                                                                                      6 years       1%       0%      0%       5%
                                                                                      7 years       0%       0%      0%       4%
                                                                                      8 years       0%       0%      0%       3%
                                                                                      9 years       0%       0%      0%       0%

             Transfer fee                     Per incident - redemption of units      $25  for  each  transfer  after  the  twelfth
                                                                                      transfer in a contract year. Charge applies
                                                                                      to all product classes.

             Redemption fee                   Per incident - redemption of units      Imposed by respective Fund Manager
                                                                                      Charge applies to all product classes.


8. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2005 and 2004 were as follows:



                                            Mercury            Mercury            Mercury            Mercury            Mercury
                                             Global         International           Low              American            Basic
                                           SmallCap            Index             Duration        Balanced V.I.        Value V.I.
                                           Portfolio          Portfolio          Portfolio             Fund               Fund
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                         0                  0                  0                463             3,040
Activity during 2004:
     Issued                                            0                  0                  0                  0               496
     Redeemed                                          0                  0                  0                (73)             (631)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                       0                  0                  0                390             2,905
Activity during 2005:
     Issued                                            9                  1                 51                  0                49
     Redeemed                                          0                  0                  0                (45)             (915)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                       9                  1                 51                345             2,039
                                       ================== ================== ================== ================== =================



                                            Mercury            Mercury            Mercury            Mercury            Mercury
                                             Core              Domestic         Fundamental           Global             Global
                                           Bond V.I.          Market V.I.       Growth V.I.      Allocation V.I.      Growth V.I.
                                              Fund               Fund               Fund               Fund               Fund
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                     3,423              2,826              1,900              1,842               670
Activity during 2004:
     Issued                                          636              1,951                265                328                85
     Redeemed                                       (995)            (2,901)              (275)              (207)             (121)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                   3,064              1,876              1,890              1,963               634
Activity during 2005:
     Issued                                          853              1,154                156                262                15
     Redeemed                                     (1,449)            (1,444)              (484)              (260)             (359)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                   2,468              1,586              1,562              1,965               290
                                       ================== ================== ================== ================== =================



                                            Mercury            Mercury            Mercury            Mercury            Mercury
                                           Government        High Current          Index          International          Large
                                           Bond V.I.          Income V.I.        500 V.I.          Value V.I.        Cap Core V.I.
                                              Fund              Fund               Fund               Fund               Fund
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                     2,114              1,141              3,018              1,951             1,726
Activity during 2004:
     Issued                                           82                 54                194                214                58
     Redeemed                                       (436)              (259)            (1,075)              (345)             (234)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                   1,760                936              2,137              1,820             1,550
Activity during 2005:
     Issued                                          149                 15              1,335                162                60
     Redeemed                                       (374)              (238)            (1,714)              (486)             (255)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                   1,535                713              1,758              1,496             1,355
                                       ================== ================== ================== ================== =================


                                            Mercury            Mercury            Mercury            Mercury            AIM V.I.
                                             Large              Large           Utilities &           Value              Basic
                                        Cap Growth V.I.    Cap Value V.I.    Telecommunications Opportunities V.I.       Value
                                              Fund               Fund            V.I. Fund               Fund               Fund
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                       425                512                165              1,258                 0
Activity during 2004:
     Issued                                          749                114                  0                 57                 0
     Redeemed                                        (89)               (95)               (34)              (242)                0
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                   1,085                531                131              1,073                 0
Activity during 2005:
     Issued                                          210                168                  0                 21                21
     Redeemed                                       (214)               (75)               (21)              (280)              (21)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                   1,081                624                110                814                 0
                                       ================== ================== ================== ================== =================


                                            AIM V.I.           AIM V.I.           AIM V.I.      AllianceBernstein  AllianceBernstein
                                            Capital         International         Premier             Global           Growth and
                                          Appreciation          Growth             Equity           Technology           Income
                                              Fund               Fund               Fund            Portfolio          Portfolio
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                       600                108              1,438                169               356
Activity during 2004:
     Issued                                          319                 11                 13                151                75
     Redeemed                                       (137)               (30)              (328)              (163)             (125)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                     782                 89              1,123                157               306
Activity during 2005:
     Issued                                           15                206                  4                 94               509
     Redeemed                                       (131)               (13)              (286)               (43)             (162)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                     666                282                841                208               653
                                       ================== ================== ================== ================== =================


                                       AllianceBernstein  AllianceBernstein       American           American        American Funds
                                           Large Cap        Small/Mid Cap       Century VP         Century VP           Asset
                                             Growth             Value          International          Ultra            Allocation
                                           Portfolio          Portfolio             Fund               Fund               Fund
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                     2,705                  0                506                  0                 0
Activity during 2004:
     Issued                                           50                  0                200                 81                 0
     Redeemed                                     (1,047)                 0                (69)               (63)                0
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                   1,708                  0                637                 18                 0
Activity during 2005:
     Issued                                          375                 87                 24                479                12
     Redeemed                                       (429)                 0               (167)              (258)                0
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                   1,654                 87                494                239                12
                                       ================== ================== ================== ================== =================


                                         American Funds     American Funds     American Funds     American Funds    Cohen & Steers
                                              Bond              Growth         Growth-Income      International        VIF Realty
                                              Fund               Fund               Fund               Fund            Fund, Inc.
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                         0                  0                  0                  0                 0
Activity during 2004:
     Issued                                            0                  0                  0                  0                 0
     Redeemed                                          0                  0                  0                  0                 0
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                       0                  0                  0                  0                 0
Activity during 2005:
     Issued                                           73                197                 29                111                36
     Redeemed                                        (13)                (2)                 0                 (2)                0
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                      60                195                 29                109                36
                                       ================== ================== ================== ================== =================


                                                                                Eaton Vance         Federated
                                             Davis           Dreyfus VIF      VT Floating-Rate       Capital           Federated
                                             Value           Appreciation          Income          Appreciation         Kaufmann
                                           Portfolio          Portfolio             Fund             Fund II            Fund II
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                     1,545                  0                  0                  0                 0
Activity during 2004:
     Issued                                        1,518                  0                  0                  4                44
     Redeemed                                       (458)                 0                  0                  0                (1)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                   2,605                  0                  0                  4                43
Activity during 2005:
     Issued                                          620                128                 71                 13               196
     Redeemed                                     (1,516)                 0                 (1)                (2)             (156)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                   1,709                128                 70                 15                83
                                       ================== ================== ================== ================== =================


                                                                                                                         PIMCO
                                              MFS                               Oppenheimer        Oppenheimer         Commodity
                                            Emerging            OpCap             Capital          Main Street         RealReturn
                                             Growth          Renaissance        Appreciation        Small Cap           Strategy
                                             Series           Portfolio           Fund/VA            Fund/VA           Portfolio
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                     1,242                  0                  0                  0                 0
Activity during 2004:
     Issued                                           52                320                  0                  0                 0
     Redeemed                                       (259)              (274)                 0                  0                 0
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                   1,035                 46                  0                  0                 0
Activity during 2005:
     Issued                                          119                  7                  4                 25                69
     Redeemed                                       (283)                (9)                 0                  0               (22)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                     871                 44                  4                 25                47
                                       ================== ================== ================== ================== =================


                                            PIMCO              PIMCO                                                   Pioneer
                                            Real               Total              Pioneer            Pioneer           Small Cap
                                            Return             Return             Fund VCT        High Yield VCT       Value VCT
                                           Portfolio          Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                         0              2,924                  0                  0                 0
Activity during 2004:
     Issued                                            0              1,203                  0                  0                 0
     Redeemed                                          0               (962)                 0                  0                 0
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                       0              3,165                  0                  0                 0
Activity during 2005:
     Issued                                           25              1,267                 89                  5                 0
     Redeemed                                          0             (1,150)                (4)                 0                 0
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                      25              3,282                 85                  5                 0
                                       ================== ================== ================== ================== =================



                                        Roszel / Allianz   Roszel / Allianz                     Roszel / JP Morgan     Roszel /
                                          CCM Capital       NFJ Small Cap    Roszel / Delaware      Small Cap         Lord Abbett
                                          Appreciation          Value              Trend              Growth           Affiliated
                                           Portfolio          Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                     1,043                491                331                493               362
Activity during 2004:
     Issued                                          164                501                 84                 82               200
     Redeemed                                       (185)              (277)               (42)               (78)             (323)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                   1,022                715                373                497               239
Activity during 2005:
     Issued                                          157                188                  8                 72                46
     Redeemed                                       (304)              (225)              (210)              (107)              (37)
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                     875                678                171                462               248
                                       ================== ================== ================== ================== =================


                                           Roszel /           Roszel /           Roszel /            Seligman          Templeton
                                          Lord Abbett        Lord Abbett          Seligman         Smaller-Cap          Foreign
                                         Bond Debenture     Mid Cap Value      Mid Cap Growth         Value            Securities
                                           Portfolio          Portfolio          Portfolio          Portfolio             Fund
(In thousands)                         ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at January 1, 2004                       108              1,008                151                136                 0
Activity during 2004:
     Issued                                           30                260                132                281                 0
     Redeemed                                        (37)              (385)               (15)              (299)                0
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2004                     101                883                268                118                 0
Activity during 2005:
     Issued                                           11                242                 98                 40                15
     Redeemed                                        (40)              (297)               (63)               (70)                0
                                       ------------------ ------------------ ------------------ ------------------ -----------------

Outstanding at December 31, 2005                      72                828                303                 88                15
                                       ================== ================== ================== ================== =================


                                           Templeton                             Van Kampen
                                             Growth           Van Kampen          Emerging         Wanger U.S.
                                           Securities          Comstock            Growth            Smaller
                                             Fund             Portfolio          Portfolio          Companies
(In thousands)                         ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2004                         0                  0                103                  0
Activity during 2004:
     Issued                                            0                293                 10                  0
     Redeemed                                          0                (42)               (25)                 0
                                       ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                       0                251                 88                  0
Activity during 2005:
     Issued                                           49                770                  4                 47
     Redeemed                                          0               (270)               (18)                 0
                                       ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                      49                751                 74                 47
                                       ================== ================== ================== ==================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
ML Life Insurance Company of New York

We have audited the accompanying balance sheets of ML Life Insurance Company of New York (the "Company") as of December 31, 2005 and 2004, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of ML Life Insurance Company of New York as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, in 2004 the Company changed its method of accounting for long-duration contracts to conform to Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts."

February 27, 2006

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2005 AND 2004
(Dollars in thousands, except common stock par value and shares)

ASSETS                                                2005              2004
----------------------------------------------   ---------------  ---------------
INVESTMENTS:
    Fixed maturity available-for-sale
      securities, at estimated fair value
      (amortized cost: 2005 - $165,404 ;
      2004 - $177,601)                           $       164,279  $       179,753
    Equity available-for-sale securities, at
      estimated fair value (cost: 2005 - $702;
      2004 - $0)                                             706               --
    Policy loans on insurance contracts, at
      outstanding loan balances                           74,393           76,750
                                                 ---------------  ---------------
      Total Investments                                  239,378          256,503
CASH AND CASH EQUIVALENTS                                 14,650            6,649
ACCRUED INVESTMENT INCOME                                  3,934            3,919
DEFERRED POLICY ACQUISITION COSTS                         23,038           28,132
DEFERRED SALES INDUCEMENTS                                   601               --
OTHER ASSETS                                               3,772            5,978
SEPARATE ACCOUNTS ASSETS                                 946,261          980,398
                                                 ---------------  ---------------
TOTAL ASSETS                                     $     1,231,634  $     1,281,579
                                                 ===============  ===============

See accompanying notes to financial statements.                      (Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS (Continued)
AS OF DECEMBER 31, 2005 AND 2004
(Dollars in thousands, except common stock par value and shares)

LIABILITIES AND STOCKHOLDER'S EQUITY                 2005             2004
----------------------------------------------  ---------------  --------------
LIABILITIES:
    POLICYHOLDER LIABILITIES AND ACCRUALS:
            Policyholder account balances       $       168,880  $      185,538
            Future policy benefits                       22,546          22,101
            Claims and claims settlement
              expenses                                    3,329           5,265
                                                ---------------  --------------
              Total Policyholder Liabilities
                and Accruals                            194,755         212,904
    OTHER POLICYHOLDER FUNDS                                264           1,099
    FEDERAL INCOME TAXES - DEFERRED                       2,091           3,871
    FEDERAL INCOME TAXES - CURRENT                          642             734
    AFFILIATED PAYABLES - NET                             2,869           2,357
    OTHER LIABILITIES                                       863              --
    SEPARATE ACCOUNTS LIABILITIES                       946,261         980,398
                                                ---------------  --------------
              Total Liabilities                       1,147,745       1,201,363
                                                ---------------  --------------
STOCKHOLDER'S EQUITY:
    Common stock, $10 par value - 220,000
      shares authorized, issued and outstanding           2,200           2,200
    Additional paid-in capital                           52,310          52,310
    Retained earnings                                    30,556          25,088
    Accumulated other comprehensive income
      (loss)                                             (1,177)            618
                                                ---------------  --------------
              Total Stockholder's Equity                 83,889          80,216
                                                ---------------  --------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY      $     1,231,634  $    1,281,579
                                                ===============  ==============

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
(Dollars in thousands)

                                              2005         2004         2003
                                         ------------  -----------  -----------
REVENUES:
    Policy charge revenue                $     18,431  $    18,426  $    16,388
    Net investment income                      11,275       11,222       12,775
    Net realized investment gains               1,799          127          633
                                         ------------  -----------  -----------
        Total Revenues                         31,505       29,775       29,796
                                         ------------  -----------  -----------
BENEFITS AND EXPENSES:
    Interest credited to policyholder
      liabilities                               8,216        9,096        9,756
    Policy benefits (net of reinsurance
      recoveries: 2005 - $98;
      2004 - $1,066; 2003 - $705)               2,501        3,014        4,027
    Reinsurance premium ceded                   1,845        1,722        1,577
    Amortization of deferred policy
      acquisition costs                         7,005          821        4,810
    Insurance expenses and taxes                4,699        3,999        3,562
                                         ------------  -----------  -----------
        Total Benefits and Expenses            24,266       18,652       23,732
                                         ------------  -----------  -----------
        Earnings Before Federal Income
          Tax Provision                         7,239       11,123        6,064
                                         ------------  -----------  -----------
FEDERAL INCOME TAX PROVISION (BENEFIT):
    Current                                     2,585        2,597        4,510
    Deferred                                     (814)         662       (2,818)
                                         ------------  -----------  -----------
        Total Federal Income Tax
          Provision                             1,771        3,259        1,692
                                         ------------  -----------  -----------
EARNINGS BEFORE CHANGE IN ACCOUNTING
  PRINCIPLE                                     5,468        7,864        4,372
                                         ------------  -----------  -----------
        Change in Accounting Principle,
          Net of Tax                               --       (2,032)          --
                                         ------------  -----------  -----------
NET EARNINGS                             $      5,468  $     5,832  $     4,372
                                         ============  ===========  ===========

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
(Dollars in thousands)

                                               2005         2004        2003
                                           -----------  -----------  ----------
NET EARNINGS                               $     5,468  $     5,832  $    4,372
                                           -----------  -----------  ----------
OTHER COMPREHENSIVE INCOME (LOSS):
    Net unrealized gains (losses) on
      available-for-sale securities:
      Net unrealized holding gains
        (losses) arising during the
        period                                  (1,474)      (2,133)      1,245
      Reclassification adjustment for
        gains included in net earnings          (1,799)        (127)       (321)
                                           -----------  -----------  ----------
      Total net unrealized gains
        (losses) on available-for-sale
        securities                              (3,273)      (2,260)        924
      Adjustments for:
            Policyholder liabilities               512        1,132         864
            Deferred federal income taxes          966          395        (626)
                                           -----------  -----------  ----------
    Total other comprehensive income
      (loss), net of tax                        (1,795)        (733)      1,162
                                           -----------  -----------  ----------
COMPREHENSIVE INCOME                       $     3,673  $     5,099  $    5,534
                                           ===========  ===========  ==========

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
(Dollars in thousands)

                                                                    Accumulated
                                         Additional                    other          Total
                              Common      paid-in      Retained    comprehensive  stockholder's
                               stock      capital      earnings    income (loss)     equity
                            ----------  -----------  ------------  -------------  -------------
BALANCE, JANUARY 1, 2003    $    2,200  $    52,310  $     17,384  $         189  $      72,083
    Net earnings                                            4,372                         4,372
    Other comprehensive
      income, net of  tax                                                  1,162          1,162
                            ----------  -----------  ------------  -------------  -------------
BALANCE, DECEMBER 31, 2003       2,200       52,310        21,756          1,351         77,617
    Net earnings                                            5,832                         5,832
    Cash dividend paid to
      parent                                               (2,500)                       (2,500)
    Other comprehensive
      loss, net of tax                                                      (733)          (733)
                            ----------  -----------  ------------  -------------  -------------
BALANCE, DECEMBER 31, 2004       2,200       52,310        25,088            618         80,216
    Net earnings                                            5,468                         5,468
    Other comprehensive
      loss, net of tax                                                    (1,795)        (1,795)
                            ----------  -----------  ------------  -------------  -------------
BALANCE, DECEMBER 31, 2005  $    2,200  $    52,310  $     30,556  $      (1,177) $      83,889
                            ==========  ===========  ============  =============  =============

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
(Dollars in thousands)

                                                        2005          2004            2003
                                                   -------------  ------------  --------------
Cash Flows From Operating Activities:
    Net earnings                                   $       5,468  $      5,832  $        4,372
    Noncash items included in earnings:
        Change in accounting principle, net of
          tax                                                 --         2,032              --
        Amortization of deferred policy
          acquisition costs                                7,005           821           4,810
        Capitalization of policy acquisition
          costs                                           (1,911)       (3,924)         (2,323)
        Amortization of deferred sales
          inducements                                        (28)           --              --
        Capitalization of deferred sales
          inducements                                       (573)           --              --
        Amortization of investments                          821           622             689
        Interest credited to policyholder
          liabilities                                      8,216         9,096           9,756
        Change in variable contract reserves                 285          (188)             --
        Provision (benefit) for deferred Federal
          income tax                                        (814)          662          (2,818)
    (Increase) decrease in operating assets:
        Accrued investment income                            (15)          413             513
        Federal income taxes -  current                       --            --           1,628
        Other                                              2,206        (2,330)            495
    Increase (decrease) in operating liabilities:
        Claims and claims settlement expenses             (1,936)        1,338             782
        Other policyholder funds                            (835)       (1,015)          1,327
        Federal income taxes - current                       (92)         (231)            965
        Affiliated payables - net                            512          (480)            367
        Other                                                863           (28)           (470)
    Other operating activities:
        Net realized investment gains                     (1,799)         (127)           (633)
                                                   -------------  ------------  --------------
            Net cash and cash equivalents
              provided by operating activities            17,373        12,493          19,460
                                                   -------------  ------------  --------------
Cash Flow From Investing Activities:
    Proceeds from (payments for):
        Sales of available-for-sale securities            36,283        26,368          38,922
        Maturities of available-for-sale
          securities                                      13,182        26,870          60,331
        Purchases of available-for-sale
          securities                                     (36,992)      (53,564)       (109,475)
        Policy loans on insurance contracts                2,357         4,242           5,611
                                                   -------------  ------------  --------------
            Net cash and cash equivalents
              provided by (used in) investing
              activities                           $      14,830  $      3,916  $       (4,611)
                                                   -------------  ------------  --------------

See accompanying notes to financial statements.                      (Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS (Continued)
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
(Dollars in thousands)

                                              2005           2004          2003
                                         -------------  -------------  ------------
Cash Flows From Financing Activities:
    Proceeds from (payments for):
            Cash dividend paid to
              parent                     $          --  $      (2,500) $         --
            Policyholder deposits
              (excludes internal policy
              replacement deposits)             35,439         71,983        57,372
            Policyholder withdrawals
              (including transfers from
              separate accounts)               (59,641)       (91,581)      (82,975)

                                         -------------  -------------  ------------

            Net cash and cash
              equivalents used in
              financing activities             (24,202)       (22,098)      (25,603)
                                         -------------  -------------  ------------

NET INCREASE (DECREASE) IN CASH AND

CASH EQUIVALENTS                                 8,001         (5,689)      (10,754)
CASH AND CASH EQUIVALENTS:
        Beginning of year                        6,649         12,338        23,092
                                         -------------  -------------  ------------

        End of year                      $      14,650  $       6,649  $     12,338
                                         =============  =============  ============
Supplementary Disclosure of Cash Flow
Information:
        Cash paid to affiliates for:
                Federal income taxes     $       2,677  $       2,828 $       1,917
                Interest                            67             25            18

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

DESCRIPTION OF BUSINESS: ML Life Insurance Company of New York (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of New York.

The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is licensed to sell insurance and annuities in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the Financial Statements. Actual results could differ from those estimates.

The significant accounting policies and related judgments underlying the Company's Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.

For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture single premium deferred annuities or single premium whole life contracts.

INVESTMENTS: The Company's investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value with unrealized gains and losses included in stockholder's equity as a component of accumulated other comprehensive income (loss), net of tax. These changes in estimated fair value are not reflected in the Statements of Earnings until a sale transaction occurs or when declines in fair value are deemed other-than-temporary.

If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services) and the Company's ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential other-than-temporary impairment include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

Certain fixed maturity and equity securities are considered below investment grade. The Company defines below investment grade securities as unsecured debt obligations that have a Standard and Poor's (or similar rating agency) rating lower than BBB-.

Policy loans on insurance contracts are stated at unpaid principal balances.

DEFERRED POLICY ACQUISITION COSTS ("DAC"): Policy acquisition costs for variable annuities and variable life insurance contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as "unlocking". It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.

Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to this reinsurance agreement for the years ended December 31:

                       2005        2004         2003
                   -----------  -----------  -----------
Beginning balance  $     8,167  $     8,830  $     9,703
Interest accrued           613          662          728
Amortization            (1,831)      (1,325)      (1,601)
                   -----------  -----------  -----------
Ending balance     $     6,949  $     8,167  $     8,830
                   ===========  ===========  ===========

The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

2006     $    815
2007     $    737
2008     $    697
2009     $    686
2010     $    681

DEFERRED SALES INDUCEMENTS: The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner's deposit. This amount may be subject to recapture under certain circumstances. The expense associated with offering this bonus is deferred and amortized over the anticipated life of the related contracts consistent with the amortization of DAC.

SEPARATE ACCOUNTS: The Company's Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with New York State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Earnings. Mortality, policy administration and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Earnings.

POLICYHOLDER ACCOUNT BALANCES: The Company's liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders' withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company's fixed rate products are as follows:

Interest-sensitive life products       4.00%
Interest-sensitive deferred annuities  3.00% - 6.80%

These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

FUTURE POLICY BENEFITS: The Company's liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guarantee benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Interest rates used in establishing such liabilities range from 3.00% to 8.80%. Liabilities for guarantee benefits for variable annuity and life insurance contracts are discussed in more detail in Note 6 of the Financial Statements.

CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

FEDERAL INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.

The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company is generally subject to taxes on premiums and, in substantially all states, is exempt from state income taxes.

ACCOUNTING PRONOUNCEMENTS: In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007. The Company is currently assessing the Financial Statement impact related to the adoption of SOP 05-1.

On January 1, 2004, the Company adopted the provisions of Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." SOP 03-1 required the establishment of a liability for contracts that contain death or other insurance benefits using a reserve methodology that was different from the methodology that the Company previously employed. As a result, the Company recorded a $3,120 increase in policyholder liabilities and a $6 decrease in DAC resulting in a charge to earnings of $2,032, net of a federal income tax benefit of $1,094, which was reported as a cumulative effect of a change in accounting principle during 2004. Excluding the cumulative effect of a change in accounting principle during 2004, the changes in policyholder liabilities related to SOP 03-1 did not have a material impact on the company's Statements of Earnings for the years ended December 31, 2005 and 2004.

NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments at December 31 were:

                                                  2005             2004
                                             ---------------  --------------
Assets:
    Fixed maturity securities (1)            $       164,279  $      179,753
    Equity securities (1)                                706             --
    Policy loans on insurance contracts (2)           74,393          76,750
    Cash and cash equivalents (3)                     14,650           6,649
    Separate Accounts assets (4)                     946,261         980,398
                                             ---------------  --------------

Total assets                                 $     1,200,289  $    1,243,550
                                             ===============  ==============

Liabilities:
    Policyholder account balances            $       168,880  $      185,538
                                             ===============  ==============

---------

(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2005 and 2004, securities without a readily ascertainable market value, having an amortized cost of $27,093 and $31,189, had an estimated fair value of $27,223 and $31,752, respectively.

(2) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(3) The estimated fair value of cash and cash equivalents approximates the carrying value.

(4) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 3. INVESTMENTS

The amortized cost and estimated fair value of investments in fixed maturity securities at December 31 were:

                                             2005
                        --------------------------------------------------
                                        Gross       Gross      Estimated
                          Amortized   Unrealized  Unrealized     Fair
                            Cost         Gains      Losses       Value
                        ------------  ----------  ----------  ------------
Fixed maturity
  securities:
    Corporate debt
      securities        $    151,263  $    1,052  $    2,650  $    149,665
    U.S. Government
      and agencies             7,043         221          --         7,264
    Foreign
      governments              4,499         324          59         4,764
    Mortgage-backed
      securities               2,599          34          47         2,586
                        ------------  ----------  ----------  ------------

Total fixed
  maturity securities   $    165,404  $    1,631  $    2,756  $    164,279
                        ============  ==========  ==========  ============

Equity securities:
    Non redeemable
      preferred stock   $        702  $        4  $       --  $        706
                        ============  ==========  ==========  ============

                                             2004
                       --------------------------------------------------
                                       Gross       Gross      Estimated
                        Amortized    Unrealized  Unrealized      Fair
                           Cost        Gains       Losses       Value
                       ------------  ----------  ----------  ------------
Fixed maturity
 securities:
    Corporate debt
     securities        $    164,746  $    2,675  $    1,371  $    166,050
    U.S. Government
     and agencies             7,048         508          --         7,556
    Foreign
     governments              4,501         316          22         4,795
    Mortgage-backed
     securities               1,306          56          10         1,352
                       ------------  ----------  ----------  ------------
Total fixed
 maturity securities   $    177,601  $    3,555  $    1,403  $    179,753
                       ============  ==========  ==========  ============

Estimated fair value and gross unrealized losses by length of time that certain fixed maturity securities have been in a continuous unrealized loss position at December 31 were:

                                                            2005
                           --------------------------------------------------------------------------
                              Less Than 12 Months      More Than 12 Months             Total
                           -----------------------  -----------------------  ------------------------
                            Estimated   Unrealized   Estimated   Unrealized    Estimated   Unrealized
                           Fair Value     Losses    Fair Value     Losses     Fair Value     Losses
                           -----------  ----------  ----------  -----------  ------------  ----------
Fixed maturity
 securities:
    Corporate debt
     securities            $    54,548  $      874  $   64,241  $     1,776  $    118,789  $    2,650
    Foreign
     governments                    --          --       2,440           59         2,440          59
    Mortgage-backed
     securities                  1,469          21         743           26         2,212          47
                           -----------  ----------  ----------  -----------  ------------  ----------
Total temporarily
impaired securities        $    56,017  $      895  $   67,424  $     1,861  $    123,441  $    2,756
                           ===========  ==========  ==========  ===========  ============  ==========

Unrealized losses are primarily due to price fluctuations resulting from changes in interest rates and credit spreads. Based on the most recent available information, the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

There were no realized investment losses due to other-than-temporary declines in fair value for the years ended December 31, 2005 and 2004. The Company recorded realized investment losses due to other-than-temporary declines in fair value of $786 for the year ended December 31, 2003.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by contractual maturity were:

                                                       2005
                                            --------------------------
                                              Amortized     Estimated
                                                Cost       Fair Value
                                            ------------  ------------
Fixed maturity securities:
    Due in one year or less                 $     43,051  $     42,782
    Due after one year through five years        102,664       100,914
    Due after five years through ten years         9,708         9,742
    Due after ten years                            7,382         8,255
                                            ------------  ------------
                                                 162,805       161,693

    Mortgage-backed securities                     2,599         2,586
                                            ------------  ------------

Total fixed maturity securities             $    165,404  $    164,279
                                            ============  ============

                                                      2004
                                            --------------------------
                                              Amortized     Estimated
                                                Cost       Fair Value
                                            ------------  ------------
Fixed maturity securities:
    Due in one year or less                 $     12,678  $     12,751
    Due after one year through five years        140,870       141,725
    Due after five years through ten years        14,094        14,586
    Due after ten years                            8,653         9,339
                                            ------------  ------------
                                                 176,295       178,401

    Mortgage-backed securities                     1,306         1,352
                                            ------------  ------------

Total fixed maturity securities             $    177,601  $    179,753
                                            ============  ============

In the preceding tables fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by rating agency equivalent were:

                                                       2005
                                            --------------------------
                                              Amortized      Estimated
                                                Cost        Fair Value
                                            ------------  ------------
AAA                                         $     37,172  $     37,277
AA                                                28,547        27,906
A                                                 72,124        71,953
BBB                                               25,338        24,958
Below investment grade                             2,223         2,185
                                            ------------  ------------

Total fixed maturity securities             $    165,404  $    164,279
                                            ============  ============
Investment grade                                      99%           99%
Below investment grade                                 1%            1%

                                                       2004
                                            --------------------------
                                              Amortized      Estimated
                                                Cost        Fair Value
                                            ------------  ------------
AAA                                         $     41,191  $     41,917
AA                                                35,057        35,057
A                                                 77,483        78,885
BBB                                               23,870        23,894
                                            ------------  ------------

Total fixed maturity securities             $    177,601  $    179,753
                                            ============  ============
Investment grade                                     100%          100%

The Company has recorded certain adjustments to policyholder account balances in conjunction with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income (loss), net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                                       2005         2004
                                                   -----------   -----------
Assets:
    Fixed maturity securities                      $    (1,125)  $     2,152
    Equity securities                                        4            --
    Federal income taxes - deferred                        634            --
                                                   -----------   -----------
                                                          (487)        2,152
                                                   -----------   -----------

Liabilities:
    Policyholders' account balances                        690         1,202
    Federal income taxes - deferred                         --           332
                                                   -----------   -----------
                                                           690         1,534
                                                   -----------   -----------

Stockholder's equity:
    Accumulated other comprehensive income (loss)  $    (1,177)  $       618
                                                   ===========   ===========

Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                      2005         2004         2003
                                  -----------  ------------  -----------
Proceeds                          $    36,283  $     26,368  $    38,922
Gross realized investment gains         2,114           280        2,485
Gross realized investment losses          315           153        1,852

The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds on the sale of available-for-sale securities sold at a realized loss were $17,299, $14,811 and $7,903 for the years ended December 31, 2005, 2004, and 2003, respectively.

The Company had investment securities with a carrying value of $869 and $906 that were deposited with insurance regulatory authorities at December 31, 2005 and 2004, respectively.

Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

Net investment income by source for the years ended December 31 was as follows:

                                          2005         2004         2003
                                     ------------  -----------  ------------
Fixed maturity securities            $      7,411  $     7,416  $      8,589
Policy loans on insurance contracts         3,679        3,751         4,004
Cash and cash equivalents                     480          265           221
Equity securities                              17           --           206
Other                                          --          129            52
                                     ------------  -----------  ------------

Gross investment income                    11,587       11,561        13,072
Less investment expenses                     (312)        (339)         (297)
                                     ------------  -----------  ------------

Net investment income                $     11,275  $    11,222  $     12,775
                                     ============  ===========  ============

Net realized investment gains (losses), for the years ended December 31 were as follows:

                                  2005       2004     2003
                               ----------  --------  -------
Fixed maturity securities      $    1,799  $    127  $   460
Equity securities                      --        --      173
                               ----------  --------  -------

Net realized investment gains  $    1,799  $    127  $   633
                               ==========  ========  =======

NOTE 4. DAC

The components of amortization of DAC for the years ended December 31 were as follows:

                                            2005        2004        2003
                                        ----------  -----------  ----------
Normal amortization related to life
  insurance and annuity contracts       $    3,820  $     3,788  $    3,774
Unlocking related to life insurance
  products                                    (157)         --          507
Unlocking related to annuity insurance
  products                                   3,342       (2,967)        529
                                        ----------  -----------  ----------

Total amortization of DAC               $    7,005  $       821  $    4,810
                                        ==========  ===========  ==========

During 2005, the Company lowered its future gross profit assumptions on certain life insurance and annuity products resulting from historical surrender experience and reinsurance assumptions.

During 2004, the Company elected to adopt new assumptions for market returns associated with assets held in the Company's variable annuity separate accounts. If returns over a determined historical period differ from the Company's long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. This method for projecting market returns is known as reversion to the mean, a standard industry practice. The Company previously established estimates for market returns based on actual historical results and on future anticipated market returns without the use of a mean reversion technique.

NOTE 5. DEFERRED SALES INDUCEMENTS

During May 2005, the Company introduced a new variable annuity product in which certain contracts contain sales inducements. The expense associated with offering the deferred sales inducement and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Earnings. The deferred sales inducement asset at December 31, 2005 was $601.

NOTE 6. VARIABLE CONTRACTS CONTAINING GUARANTEES

VARIABLE ANNUITY CONTRACTS CONTAINING GUARANTEES

The Company issues variable annuity contracts in which the Company may contractually guarantee to the contract owner a guaranteed minimum death benefit ("GMDB") and/or an optional guaranteed minimum income benefit ("GMIB"). In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) the contract value on specified contract anniversaries, ii) return of contract deposits, or iii) some combination of these benefits. Each benefit type is reduced for contract withdrawals. In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised. The Company began offering GMIB benefits in 2003.

The Company had the following variable annuity contracts containing guarantees at December 31:

                                   2005                    2004
                          -----------------------     -------------------------
                              GMDB        GMIB            GMDB         GMIB
                          ------------  ---------     ------------  -----------
Net amount at risk (1)    $     49,572  $     100     $     63,233  $    --
Average attained age of
  contract owners                   67         59               67       58
Weighted average period
  remaining until expected
  annuitization                    n/a      9 yrs              n/a    9 yrs

------------
(1) Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners' account balance at the balance sheet date.


Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner determined in accordance with the terms of the contract in excess of the contract owners' account balance at the balance sheet date.

The Company records liabilities for contracts containing guarantees as a component of future policy benefits in the Balance Sheets. Changes in these guarantee liabilities are included as a component of policy benefits in the Statements of Earnings. The GMDB liability is determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and surrender assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings ("unlocking"), if actual experience or evidence suggests that earlier assumptions should be revised.

The variable annuity liability for each type of guarantee at December 31, 2005 was as follows:

                                 GMDB      GMIB
                              ----------  ------
Balance at January 1, 2005    $    2,863  $   26
Guarantee benefits incurred        1,345      50
Guarantee benefits paid             (892)     --
Unlocking                           (233)     --
                              ----------  ------

Balance at December 31, 2005  $    3,083  $   76
                              ==========  ======

At December 31, contract owners' account balances by mutual fund class for contracts containing guarantee provisions were distributed as follows:

                                             2005
                   -------------------------------------------------------------
                     Money
                     Market      Bond     Equity  Balanced   Other      Total
                   -----------  -------  -------  ---------  -----  ------------
GMDB only          $    53,033  117,433  371,277     20,933    161  $    562,837
GMIB and GMDB (2)       17,093   20,512   79,528      3,815    699       121,647
GMIB only                   --      513    1,847        316    114         2,790
                   -----------  -------  -------     ------   ----  ------------

Total              $    70,126  138,458  452,652     25,064    974  $    687,274
                   ===========  =======  =======     ======   ====  ============

                                            2004
                   ------------------------------------------------------
                      Money
                      Market    Bond      Equity   Balanced      Total
                   -----------  -------  -------  ---------  ------------
GMDB only          $    24,189  136,476  410,449     53,533  $    624,647
GMIB and GMDB (2)        2,516   15,743   59,369      9,746        87,374
                   -----------  -------  -------     ------  ------------

Total              $    26,705  152,219  469,818     63,279  $    712,021
                   ===========  =======  =======     ======  ============

--------------
(2) Certain variable annuity contracts with GMIB provisions include a GMDB provision.

At December 31, 2005, $1,488 of contract owner's account balances did not contain any guarantee provisions. At December 31, 2004, all contract owners' account balances contained guarantee provisions.

VARIABLE LIFE CONTRACTS CONTAINING GUARANTEES

The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract's account value.

The Company records liabilities for contracts containing guarantees as a component of future policy benefits. Changes in these guarantee liabilities are included as a component of policy benefits in the Statements of Earnings. The variable life GMDB liability at December 31, 2005 and 2004 was $205 and $191, respectively. The variable life GMDB liability is set as a percentage of asset-based fees and cost of insurance charges deducted from contracts that include a GMDB provision. The percentage is established based on the Company's estimate of the likelihood of future GMDB claims.

At December 31, contract owners' account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

                  2005          2004
              ------------  ------------
Balanced      $    102,463  $    104,748
Equity              83,953        88,514
Bond                35,692        38,075
Money market        33,530        35,725
Other                1,861         1,315
              ------------  ------------

Total         $    257,499  $    268,377
              ============  ============

NOTE 7. FEDERAL INCOME TAXES

The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                            2005       2004        2003
                                        ----------  ----------  ----------
Provision for income taxes computed at
  Federal statutory rate                $    2,533  $    3,893  $    2,123
Increase (decrease) in income taxes
  resulting from:
    Dividend received deduction               (772)       (622)       (243)
        Foreign tax credit                      10         (12)       (188)
                                        ----------  ----------  ----------

Federal income tax provision            $    1,771  $    3,259  $    1,692
                                        ==========  ==========  ==========

The Federal statutory rate for each of the three years ended December 31 was 35%.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each were as follows:

                                           2005         2004        2003
                                       -----------  ----------  -----------
DAC (1)                                $    (1,401) $    1,414  $      (508)
Policyholder account balances (1)             (316)       (733)      (2,308)
Deferred sales inducements                     210          --           --
Investment adjustments                         693         (19)          (2)
                                       -----------  ----------  -----------
Deferred Federal income tax provision
  (benefit)                            $      (814) $      662  $    (2,818)
                                       ===========  ==========  ===========

---
(1) The 2004 amounts exclude deferred tax benefits related to the adoption of SOP 03-1 (see Note 1 to the Financial Statements).

      Deferred tax assets and liabilities at December 31 were as follows:

                                                     2005       2004
                                                  ----------  ---------
Deferred tax assets:
    Policyholder account balances                 $    3,067  $   2,751
    Investment adjustments                               772      1,465
    Net unrealized investment loss on investment
      securities                                         634         --
                                                  ----------  ---------
Total deferred tax assets                              4,473      4,216
                                                  ----------  ---------

Deferred tax liabilities:
    DAC                                                6,354      7,755
    Deferred sales inducements                           210         --
    Net unrealized investment gain on investment
      securities                                          --        332
                                                  ----------  ---------
Total deferred tax liabilities                         6,564      8,087
                                                  ----------  ---------

Net deferred tax liability                        $    2,091  $   3,871
                                                  ==========  =========

The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 8. REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and joint life policies.

Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $112 that can be drawn upon for delinquent reinsurance recoverables.

As of December 31, 2005, the Company had the following life insurance inforce:

                                                                             Percentage
                                        Ceded to     Assumed                  of amount
                           Gross         other      from other      Net      assumed to
                           amount       companies   companies      amount        net
                        ------------  -----------  -----------  -----------  ----------
Life insurance inforce  $    622,008  $    83,655  $     2,158  $   540,511         0.4%

In addition, the Company seeks to limit its exposure to guaranteed features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2005, 83% and 6% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

NOTE 9. RELATED PARTY TRANSACTIONS

The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG, in relation to this service agreement, are reimbursed by the Company on an allocated cost basis. Charges allocated to the Company by MLIG pursuant to the agreement were $3,954, $3,616 and $3,441 for 2005, 2004 and 2003, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $67, $25 and $18 for 2005, 2004 and 2003, respectively. Intercompany interest is included in net investment income.

The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $155, $169 and $171 for 2005, 2004 and 2003, respectively.

MLIG has entered into an agreement with Roszel Advisors, LLC ("Roszel"), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust ("the Trust"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust in connection with variable annuity contracts the Company has inforce. Under this agreement, Roszel pays MLIG an amount equal to a percentage of the assets invested in the Trust through the Separate Accounts. Revenue attributable to this agreement is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation in the amount of $205, $180 and $101 during 2005, 2004 and 2003, respectively.

The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $2,042, $3,304 and $2,267 for 2005, 2004 and 2003, respectively. Certain commissions were capitalized as DAC and are being amortized in accordance with the accounting policy discussed in Note 1 to the Financial Statements. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 10. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

During 2005 and 2003, the Company did not pay a dividend. During 2004, the Company paid an ordinary cash dividend of $2,500 to MLIG. Pending regulatory approval, the Company intends to pay a cash dividend during 2006.

Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, policyholder liabilities are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis.

The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The State of New York has adopted the National Association of Insurance Commissioners ("NAIC") statutory accounting practices as a component of prescribed or permitted practices by the State of New York.

Statutory capital and surplus at December 31, 2005 and 2004, was $43,307 and $32,680, respectively. At December 31, 2005 and 2004, approximately $4,111 and $3,048, respectively, of stockholder's equity was available for distribution to MLIG that does not require approval by the New York Insurance Department.

The Company's statutory net income for 2005, 2004 and 2003 was $10,662, $7,141 and $6,567, respectively.

The NAIC utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2005, and 2004, based on the RBC formula, the Company's total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 11. COMMITMENTS AND CONTINGENCIES

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's contract owner obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 12. SEGMENT INFORMATION

In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance and interest-sensitive life insurance contracts. The Company currently does not manufacture, market, or issue life insurance contracts. The Company's Annuity segment consists of variable annuity and interest-sensitive annuity contracts. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the contract level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on invested assets that do not support life or annuity policyholder liabilities.

The following tables summarize each business segment's contribution to the consolidated amounts, for the years ended December 31.

                                                  Life Insurance
                                       ------------------------------------------
                                           2005          2004            2003
                                       ------------  -------------   ------------
Policy charge revenue                  $      7,346  $       7,624   $      7,605
Net interest spread (1)                       1,045            552            485
Net realized investment gains                    --             --             --
                                       ------------  -------------   ------------

Net revenues                                  8,391          8,176          8,090
                                       ------------  -------------   ------------
Policy benefits                               1,365          1,705          2,114
Reinsurance premium ceded                     1,439          1,479          1,562
Amortization of DAC                           1,476          1,130          1,632
Insurance expenses and taxes                  1,311          1,269          1,219
                                       ------------  -------------   ------------

Net benefits and expenses                     5,591          5,583          6,527
                                       ------------  -------------   ------------
Earnings before federal income tax
  provision                                   2,800          2,593          1,563
                                       ------------  -------------   ------------

Federal income tax provision                    700            520            306
                                       ------------  -------------   ------------
Earnings before change in accounting
  principle                                   2,100          2,073   $      1,257
                                       ------------  -------------   ------------
Change in accounting principle, net
  of tax                                         --           (115)            --
                                       ------------  -------------   ------------

Net earnings                           $      2,100  $       1,958   $      1,257
                                       ============  =============   ============
Balance Sheet Information:

Total assets                           $    359,982  $     380,257   $    397,569
DAC                                           7,655          9,119         10,179
Policyholder liabilities and accruals        85,973         90,451         93,172
Other policyholder funds                        431            449            677

                                                        Annuities
                                       -------------------------------------------
                                            2005           2004           2003
                                       -------------  -------------   ------------
Policy charge revenue                  $      11,085  $      10,802   $      8,783
Net interest spread (1)                        1,055            707          1,697
Net realized investment gains                  1,799            113            633
                                       -------------  -------------   ------------

Net revenues                                  13,939         11,622         11,113
                                       -------------  -------------   ------------

Policy benefits                                1,136          1,309          1,913
Reinsurance premium ceded                        406            243             15
Amortization of DAC                            5,529           (309)         3,178
Insurance expenses and taxes                   3,388          2,730          2,343
                                       -------------  -------------   ------------

Net benefits and expenses                     10,459          3,973          7,449
                                       -------------  -------------   ------------
Earnings before federal income tax
  provision                                    3,480          7,649          3,664
                                       -------------  -------------   ------------

Federal income tax provision                     736          2,431          1,093
                                       -------------  -------------   ------------
Earnings before change in accounting
  principle                                    2,744          5,218          2,571
                                       -------------  -------------   ------------
Change in accounting principle, net
  of tax                                          --         (1,917)            --
                                       -------------  -------------   ------------

Net earnings                           $       2,744  $       3,301   $      2,571
                                       =============  =============   ============
Balance Sheet Information:

Total assets                           $     837,047  $     875,359   $    831,328
DAC                                           15,383         19,013         14,856
Policyholder liabilities and accruals        108,782        122,453        127,096
Other policyholder funds                        (167)           650          1,437

                                                      Other
                                        -----------------------------------
                                            2005        2004        2003
                                        -----------  ----------  ----------
Policy charge revenue                   $        --   $      --  $       --
Net interest spread (1)                         959         867         837
Net realized investment gains                    --          14          --
                                        -----------  ----------  ----------

Net revenues                                    959         881         837
                                        -----------  ----------  ----------
Earnings before federal income tax
  provision                                     959         881         837
                                        -----------  ----------  ----------

Federal income tax provision                    335         308         293
                                        -----------  ----------  ----------

Net earnings                            $       624         573  $      544
                                        ===========  ==========  ==========
Balance Sheet Information:

Total assets                            $    34,605  $   25,963  $   22,863

-------------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

The following table summarizes the Company's total revenues by contract type for the years ended December 31.

                                      2005        2004        2003
                                   ----------  ----------  ----------
Life Insurance:
    Variable life                  $    8,346  $    8,134  $    8,041
    Interest-sensitive whole life          45          42          49
                                   ----------  ----------  ----------

Total Life Insurance                    8,391       8,176       8,090
                                   ----------  ----------  ----------
Annuities:
    Variable annuities                 11,658      11,325       9,587
    Interest-sensitive annuities        2,281         297       1,526
                                   ----------  ----------  ----------

Total Annuities                        13,939      11,622      11,113
                                   ----------  ----------  ----------

Other                                     959         881         837
                                   ----------  ----------  ----------

Net Revenues                       $   23,289  $   20,679  $   20,040
                                   ==========  ==========  ==========

                                  * * * * * *